FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Retirement Builder Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Retirement Builder Variable Annuity Account indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Retirement Builder Variable Annuity Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class B Shares (1)	Invesco V.I. Global Strategic Income Series II Shares (1)
AB Relative Value Class B Shares (1)	Invesco V.I. Government Securities Series I Shares (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	Invesco V.I. Government Securities Series II Shares (1)
Allspring VT Discovery All Cap Growth Class 1 Shares (1)	Invesco V.I. Main Street Series I Shares (1)
Allspring VT Discovery All Cap Growth Class 2 Shares (1)	Invesco V.I. Main Street Series II Shares (1)
Allspring VT International Equity Class 1 Shares (1)	Invesco V.I. Main Street Mid Cap Series II Shares (1)
Allspring VT International Equity Class 2 Shares (1)	Invesco V.I. Main Street Small Cap Series II Shares (1)
Allspring VT Opportunity Class 1 Shares (1)	Janus Henderson - Balanced Service Shares (1)
Allspring VT Opportunity Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
Allspring VT Small Cap Growth Class 1 Shares (1)	Janus Henderson - Forty Service Shares (1)
Allspring VT Small Cap Growth Class 2 Shares (1)	Janus Henderson - Global Research Service Shares (1)
BNY Mellon Stock Index Initial Shares (1)	Janus Henderson - Mid Cap Value Service Shares (1)
BNY Mellon Stock Index Service Shares (1)	Janus Henderson - Overseas Service Shares (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	Janus Henderson - Research Service Shares (1)
BNY Mellon VIF Appreciation Initial Shares (1)	LVIP JPMorgan Core Bond Standard Shares (2)
BNY Mellon VIF Government Money Market (1)	LVIP JPMorgan Mid Cap Value Standard Shares (2)
BNY Mellon VIF Growth and Income Initial Shares (1)	LVIP JPMorgan U.S. Equity Standard Shares (2)
BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)	MFS® Core Equity Initial Class (1)

Columbia - Dividend Opportunity Class 1 Shares (1)	MFS® Growth Initial Class (1)
Columbia - Income Opportunity Class 1 Shares (1)	MFS® Growth Service Class (1)
Columbia - Large Cap Growth Class 1 Shares (1)	MFS® Massachusetts Investors Growth Stock Initial Class (1)
Columbia - Overseas Core Class 2 Shares (1)	MFS® Massachusetts Investors Growth Stock Service Class (1)
Columbia - Select Mid Cap Growth Class 1 Shares (1)	MFS® New Discovery Initial Class (1)
Columbia - Select Mid Cap Value Class 1 Shares (1)	MFS® New Discovery Service Class (1)
Columbia - Small Cap Value Class 1 Shares (1)	MFS® Research Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	MFS® Research Service Class (1)
Columbia - Strategic Income Class 1 Shares (1)	MFS® Total Return Initial Class (1)
CTIVP® - Principal Blue Chip Growth Class 1 Shares (1)	MFS® Total Return Service Class (1)
Davis Value (1)	MFS® Total Return Bond Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	MFS® Total Return Bond Service Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	MFS® Utilities Initial Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	MFS® Utilities Service Class (1)
Federated Hermes Kaufmann II Service Shares (1)	Putnam VT Core Equity Class IB Shares (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Putnam VT Diversified Income Class IB Shares (1)
Federated Hermes Managed Volatility II Service Shares (1)	Putnam VT Focused International Equity Class IB Shares (1)
Federated Hermes Quality Bond II Primary Shares (1)	Putnam VT George Putnam Balanced Class IB Shares (1)
Fidelity® VIP Asset Manager Initial Class (1)	Putnam VT Global Health Care Class IB Shares (1)
Fidelity® VIP Asset Manager: Growth Initial Class (1)	Putnam VT Government Money Market Class IB Shares (1)
Fidelity® VIP Balanced Initial Class (1)	Putnam VT Income Class IB Shares (1)
Fidelity® VIP Balanced Service Class 2 (1)	Putnam VT International Equity Class IB Shares (1)
Fidelity® VIP Contrafund® Initial Class (1)	Putnam VT Large Cap Growth Class IB Shares (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	Putnam VT Large Cap Value Class IB Shares (1)
Fidelity® VIP Equity-Income Initial Class (1)	Putnam VT Research Class IB Shares (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	Putnam VT Sustainable Leaders Class IB Shares (1)
Fidelity® VIP Government Money Market Initial Class (1)	TA Aegon Bond Initial Class (1)
Fidelity® VIP Government Money Market Service Class 2 (1)	TA Aegon Bond Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Aegon Core Bond Initial Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Aegon High Yield Bond Initial Class (1)

Fidelity® VIP Growth & Income Initial Class (1)	TA Aegon High Yield Bond Service Class (1)
Fidelity® VIP Growth & Income Service Class 2 (1)	TA Aegon Sustainable Equity Income Initial Class (1)
Fidelity® VIP Growth Opportunities Initial Class (1)	TA Aegon Sustainable Equity Income Service Class (1)
Fidelity® VIP Growth Opportunities Service Class (1)	TA Aegon U.S. Government Securities Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Aegon U.S. Government Securities Service Class (1)
Fidelity® VIP High Income Initial Class (1)	TA BlackRock Government Money Market Initial Class (1)
Fidelity® VIP High Income Service Class (1)	TA BlackRock Government Money Market Service Class (1)
Fidelity® VIP High Income Service Class 2 (1)	TA BlackRock iShares Edge 40 Initial Class (1)
Fidelity® VIP Index 500 Initial Class (1)	TA BlackRock iShares Edge 40 Service Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA BlackRock Real Estate Securities Initial Class (1)
Fidelity® VIP Investment Grade Bond Initial Class (1)	TA BlackRock Real Estate Securities Service Class (1)
Fidelity® VIP Investment Grade Bond Service Class 2 (1)	TA International Focus Initial Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA International Focus Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Janus Mid-Cap Growth Initial Class (1)
Fidelity® VIP Overseas Initial Class (1)	TA Janus Mid-Cap Growth Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Franklin Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
Franklin Rising Dividends Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
Franklin Small Cap Value Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Franklin Small-Mid Cap Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
Franklin Templeton Developing Markets Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA JPMorgan Enhanced Index Service Class (1)
Invesco V.I. American Value Series II Shares (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Invesco V.I. Capital Appreciation Series I Shares (1)	TA JPMorgan International Moderate Growth Service Class (1)

Invesco V.I. Capital Appreciation Series II Shares (1)	TA JPMorgan Mid Cap Value Initial Class (1)
Invesco V.I. Comstock Series II Shares (1)	TA JPMorgan Tactical Allocation Initial Class (1)
Invesco V.I. Conservative Balanced Series I Shares (1)	TA JPMorgan Tactical Allocation Service Class (1)
Invesco V.I. Conservative Balanced Series II Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco V.I. Core Equity Series I Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. Core Equity Series II Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Invesco V.I. Discovery Mid Cap Growth Series II Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. Equity and Income Series II Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Invesco V.I. EQV International Equity Series I Shares (1)	TA TS&W International Equity Initial Class (1)
Invesco V.I. EQV International Equity Series II Shares (1)	TA TS&W International Equity Service Class (1)
Invesco V.I. Global Series I Shares (1)	TA WMC US Growth Initial Class (1)
Invesco V.I. Global Series II Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Global Strategic Income Series I Shares (1)	Wanger Acorn (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022

(2)  Statements of operations and changes in net assets for the period April 28, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Retirement Builder Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Retirement Builder Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Retirement Builder Variable Annuity Account since 2014.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	39,676.986	$2,198,888	$2,656,771	$(45)	$2,656,726	755,403	$3.078405	$27.317453
AB Relative Value Class B Shares	71,828.543	2,044,715	2,067,225	(29)	2,067,196	668,414	2.897254	17.519573
AB Sustainable Global Thematic Growth Class B Shares	25,400.915	699,514	788,698	(6)	788,692	493,958	1.028470	19.206328
Allspring VT Discovery All Cap Growth Class 1 Shares	45,575.284	1,264,230	1,153,055	2	1,153,057	211,450	3.000973	6.006632
Allspring VT Discovery All Cap Growth Class 2 Shares	8,487.832	223,448	202,774	9	202,783	29,899	6.075529	21.134084
Allspring VT International Equity Class 1 Shares	242,670.254	435,351	458,647	5	458,652	222,217	1.452632	2.334540
Allspring VT International Equity Class 2 Shares	12,776.411	25,413	25,042	(7)	25,035	10,371	2.111401	11.403931
Allspring VT Opportunity Class 1 Shares	56,629.267	1,396,640	1,470,096	8	1,470,104	403,660	3.225516	3.753106
Allspring VT Opportunity Class 2 Shares	3,303.598	83,198	85,861	4	85,865	24,318	3.321898	18.362653
Allspring VT Small Cap Growth Class 1 Shares	84,822.640	881,693	711,662	11	711,673	231,134	2.129427	3.291295
Allspring VT Small Cap Growth Class 2 Shares	12,875.909	126,891	101,205	(3)	101,202	33,311	2.766380	15.314329
BNY Mellon Stock Index Initial Shares	26,184.200	1,358,133	1,808,805	(31)	1,808,774	359,005	4.296608	5.148000
BNY Mellon Stock Index Service Shares	328.078	19,247	22,726	-	22,726	6,513	3.489065	4.582354
BNY Mellon Sustainable U.S. Equity Initial Shares	5,010.655	189,661	225,379	26	225,405	95,675	2.355934	18.348909
BNY Mellon VIF Appreciation Initial Shares	61,093.427	2,254,495	2,139,492	(6)	2,139,486	405,541	4.840079	20.766381
BNY Mellon VIF Government Money Market	746,463.640	746,464	746,464	(38)	746,426	689,481	0.733479	1.115787
BNY Mellon VIF Growth and Income Initial Shares	32,539.681	964,863	1,051,682	(23)	1,051,659	224,999	4.673961	20.445274
BNY Mellon VIF Opportunistic Small Cap Initial Shares	30,651.795	1,393,259	1,285,230	(10)	1,285,220	461,149	2.778548	12.773776
Columbia - Dividend Opportunity Class 1 Shares	20,139.868	362,378	790,288	(9)	790,279	323,782	2.121674	14.875280
Columbia - Income Opportunity Class 1 Shares	180,923.771	1,319,362	1,148,866	21	1,148,887	865,367	1.181805	1.375917
Columbia - Large Cap Growth Class 1 Shares	104,522.148	1,406,249	3,896,586	41	3,896,627	1,458,038	2.467763	2.752758
Columbia - Overseas Core Class 2 Shares	94,165.591	1,213,806	1,244,869	(8)	1,244,861	933,025	1.236090	1.378881
Columbia - Select Mid Cap Growth Class 1 Shares	24,647.298	422,435	1,118,987	(9)	1,118,978	428,743	2.336061	2.719948
Columbia - Select Mid Cap Value Class 1 Shares	5,684.446	93,156	209,415	2	209,417	76,674	2.384642	15.341672
Columbia - Small Cap Value Class 1 Shares	63,631.069	851,209	825,931	(25)	825,906	181,410	1.804314	14.785745
Columbia - Small Company Growth Class 1 Shares	1,977.907	28,415	23,043	3	23,046	5,265	2.912964	20.130996
Columbia - Strategic Income Class 1 Shares	146,500.927	586,689	542,053	-	542,053	262,678	1.732308	10.406236
CTIVP® - Principal Blue Chip Growth Class 1 Shares	56,159.361	1,308,019	3,313,964	25	3,313,989	1,292,445	2.353146	2.624907
Davis Value	448,173.406	3,222,356	2,796,602	(33)	2,796,569	854,400	2.851430	4.475495
Federated Hermes Government Money II Service Shares	2,388,363.330	2,388,363	2,388,363	(31)	2,388,332	2,485,803	0.844910	9.204999
Federated Hermes High Income Bond II Primary Shares	279,289.651	1,683,356	1,580,779	22	1,580,801	573,437	1.375762	10.900982
Federated Hermes Kaufmann II Primary Shares	84,687.081	1,564,844	1,473,555	14	1,473,569	303,755	2.876963	15.758192
Federated Hermes Kaufmann II Service Shares	61,183.126	1,053,289	964,858	(2)	964,856	257,104	3.231211	15.313072
Federated Hermes Managed Volatility II Primary Shares	76,797.362	740,430	692,712	(5)	692,707	323,306	1.813004	12.168648
Federated Hermes Managed Volatility II Service Shares	29,536.511	298,496	271,736	(1)	271,735	236,394	1.103037	11.476623
Federated Hermes Quality Bond II Primary Shares	9,390.437	101,050	95,219	9	95,228	57,922	1.391692	9.760740
Fidelity® VIP Asset Manager Initial Class	53,823.283	804,801	841,796	22	841,818	261,096	1.296652	13.025798
Fidelity® VIP Asset Manager: Growth Initial Class	21,280.650	388,523	455,619	(12)	455,607	129,678	1.279672	3.578920
Fidelity® VIP Balanced Initial Class	94,529.874	1,832,092	2,109,907	(18)	2,109,889	450,089	1.947073	4.801879
Fidelity® VIP Balanced Service Class 2	13,507.049	258,290	290,942	(4)	290,938	88,824	2.864228	16.459560
Fidelity® VIP Contrafund® Initial Class	176,167.067	6,454,860	8,567,004	(12)	8,566,992	884,013	3.167030	10.019631
Fidelity® VIP Contrafund® Service Class 2	188,748.335	7,257,502	8,839,085	42	8,839,127	1,977,082	3.139079	21.929240

See accompanying notes.	2

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Equity-Income Initial Class	134,591.918	$2,991,278	$3,344,609	$7	$3,344,616	664,959	$1.939495	$15.385394
Fidelity® VIP Equity-Income Service Class 2	236,547.884	5,110,994	5,655,860	51	5,655,911	1,750,727	2.368621	16.472590
Fidelity® VIP Government Money Market Initial Class	688,440.820	688,441	688,441	(4)	688,437	547,969	0.617757	9.371468
Fidelity® VIP Government Money Market Service Class 2	197,926.160	197,926	197,926	(6)	197,920	192,704	0.844902	1.052006
Fidelity® VIP Growth Initial Class	71,454.678	5,554,153	6,652,431	(12)	6,652,419	767,929	2.477279	9.052227
Fidelity® VIP Growth Service Class 2	30,340.970	2,172,491	2,728,260	12	2,728,272	649,307	3.445543	29.399386
Fidelity® VIP Growth & Income Initial Class	103,575.323	2,164,371	2,800,677	8	2,800,685	493,135	1.989195	6.058203
Fidelity® VIP Growth & Income Service Class 2	14,721.029	304,465	384,513	20	384,533	113,004	3.124838	17.317109
Fidelity® VIP Growth Opportunities Initial Class	49,124.985	2,191,225	2,935,709	18	2,935,727	404,787	2.670818	7.451510
Fidelity® VIP Growth Opportunities Service Class	30,135.405	1,500,097	1,792,153	28	1,792,181	257,194	6.114695	8.012575
Fidelity® VIP Growth Opportunities Service Class 2	12,506.826	501,486	725,271	35	725,306	130,990	4.064768	29.666918
Fidelity® VIP High Income Initial Class	155,805.023	816,094	716,703	(8)	716,695	334,159	1.044731	10.552528
Fidelity® VIP High Income Service Class	116,255.132	609,087	530,123	3	530,126	224,575	1.106145	2.557697
Fidelity® VIP High Income Service Class 2	61,981.377	313,329	271,478	18	271,496	136,467	1.778551	10.381025
Fidelity® VIP Index 500 Initial Class	36,135.636	8,654,325	16,687,075	144	16,687,219	2,498,003	2.172820	19.919718
Fidelity® VIP Index 500 Service Class 2	3,395.880	966,705	1,546,076	(46)	1,546,030	282,957	4.060799	19.573441
Fidelity® VIP Investment Grade Bond Initial Class	268,632.610	3,433,410	3,000,626	2	3,000,628	1,515,785	0.998879	9.668338
Fidelity® VIP Investment Grade Bond Service Class 2	43,808.191	548,251	474,005	5	474,010	270,109	1.129816	9.507077
Fidelity® VIP Mid Cap Initial Class	92,798.662	3,243,246	3,381,583	(2)	3,381,581	338,220	2.778596	10.914059
Fidelity® VIP Mid Cap Service Class 2	172,728.102	5,810,393	5,991,938	(28)	5,991,910	1,111,190	2.217828	16.514750
Fidelity® VIP Overseas Initial Class	29,171.341	597,109	753,204	(4)	753,200	258,115	1.108424	15.117410
Fidelity® VIP Value Strategies Service Class 2	140,133.966	1,942,521	2,347,244	(41)	2,347,203	539,893	2.865348	19.215689
Franklin Income Class 2 Shares	8,936.036	132,864	126,892	(7)	126,885	66,659	1.803442	13.466560
Franklin Mutual Shares Class 2 Shares	206,922.745	3,468,102	3,172,126	(78)	3,172,048	1,139,210	1.687859	13.049913
Franklin Rising Dividends Class 2 Shares	51,030.517	1,317,422	1,374,252	(7)	1,374,245	273,585	2.094750	5.451252
Franklin Small Cap Value Class 2 Shares	73,120.437	1,046,895	970,308	13	970,321	184,222	2.508139	13.533048
Franklin Small-Mid Cap Growth Class 2 Shares	276,980.644	4,099,018	3,689,382	15	3,689,397	897,516	2.346066	17.971242
Franklin Templeton Developing Markets Class 2 Shares	54,581.787	465,284	449,208	(11)	449,197	176,276	0.880465	3.514858
Franklin Templeton Foreign Class 2 Shares	109,842.583	1,488,687	1,564,158	14	1,564,172	876,962	1.128040	11.688819
Invesco V.I. American Franchise Series I Shares	37,332.457	2,079,318	2,201,122	1	2,201,123	626,010	3.278094	21.506938
Invesco V.I. American Franchise Series II Shares	5,614.865	278,148	298,767	(12)	298,755	87,068	2.905048	23.034725
Invesco V.I. American Value Series II Shares	66,021.016	988,949	906,469	2	906,471	78,960	10.963911	11.584746
Invesco V.I. Capital Appreciation Series I Shares	157,473.696	7,476,509	7,412,287	(99)	7,412,188	1,477,335	3.486176	21.250928
Invesco V.I. Capital Appreciation Series II Shares	11,958.824	556,544	533,842	(14)	533,828	131,151	2.937699	20.880320
Invesco V.I. Comstock Series II Shares	52,999.695	904,703	1,037,734	7	1,037,741	281,476	3.132352	15.769547
Invesco V.I. Conservative Balanced Series I Shares	68,423.023	1,017,417	1,050,978	(6)	1,050,972	514,734	1.355386	2.314144
Invesco V.I. Conservative Balanced Series II Shares	1,149.697	15,120	17,349	(2)	17,347	9,162	1.643210	11.947318
Invesco V.I. Core Equity Series I Shares	223,075.325	6,760,810	6,533,876	(33)	6,533,843	1,810,276	2.415933	15.557053
Invesco V.I. Core Equity Series II Shares	33,277.310	972,122	969,035	(27)	969,008	334,953	1.593170	15.448416
Invesco V.I. Discovery Mid Cap Growth Series II Shares	2,227.169	146,728	120,289	-	120,289	9,117	12.617420	13.294687
Invesco V.I. Equity and Income Series II Shares	146,911.223	2,463,443	2,403,468	27	2,403,495	785,533	1.938253	13.163389
Invesco V.I. EQV International Equity Series I Shares	11,327.354	390,314	386,149	(2)	386,147	144,988	1.413256	2.961704

See accompanying notes.	3

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. EQV International Equity Series II Shares	1,714.793	$59,167	$57,394	$-	$57,394	15,545	$3.130017	$12.993888
Invesco V.I. Global Series I Shares	54,683.419	2,078,853	1,999,226	33	1,999,259	314,374	2.068097	7.580323
Invesco V.I. Global Series II Shares	1,014.073	35,501	36,000	(14)	35,986	8,731	3.554246	17.185821
Invesco V.I. Global Strategic Income Series I Shares	267,085.408	1,304,049	1,145,796	(1)	1,145,795	568,699	0.945470	9.150070
Invesco V.I. Global Strategic Income Series II Shares	76,814.351	391,086	339,519	-	339,519	217,388	0.895499	8.999638
Invesco V.I. Government Securities Series I Shares	23,862.188	280,429	246,258	10	246,268	162,783	0.952665	1.535264
Invesco V.I. Government Securities Series II Shares	22,898.126	262,155	234,248	(5)	234,243	199,991	0.859742	1.295829
Invesco V.I. Main Street Series I Shares	185,176.638	3,994,721	3,373,918	(9)	3,373,909	801,419	2.438441	4.569255
Invesco V.I. Main Street Series II Shares	31,284.715	674,086	555,929	2	555,931	128,623	3.062891	16.633736
Invesco V.I. Main Street Mid Cap Series II Shares	24,464.400	255,478	229,721	(11)	229,710	70,768	2.552925	13.849428
Invesco V.I. Main Street Small Cap Series II Shares	1,901.778	46,999	50,017	(1)	50,016	8,259	4.251937	15.328779
Janus Henderson - Balanced Service Shares	58,533.871	1,999,125	2,812,553	(12)	2,812,541	841,866	3.340818	15.326005
Janus Henderson - Enterprise Service Shares	19,598.361	1,204,781	1,339,940	(10)	1,339,930	503,560	2.391735	21.118645
Janus Henderson - Forty Service Shares	5,004.056	180,819	212,622	8	212,630	51,642	4.117350	23.688137
Janus Henderson - Global Research Service Shares	21,790.056	858,599	1,286,049	22	1,286,071	741,652	1.571046	19.727598
Janus Henderson - Mid Cap Value Service Shares	6,563.280	100,783	109,738	(8)	109,730	36,971	2.015219	12.705783
Janus Henderson - Overseas Service Shares	25,260.296	786,585	1,012,433	(1)	1,012,432	589,999	1.677769	15.637056
Janus Henderson - Research Service Shares	18,845.957	644,521	811,507	(23)	811,484	322,000	2.520123	22.086665
LVIP JPMorgan Core Bond Standard Shares	209,497.518	2,057,672	2,068,788	(4)	2,068,784	1,332,670	1.265019	1.997104
LVIP JPMorgan Mid Cap Value Standard Shares	94,743.635	884,039	963,827	-	963,827	206,086	3.400968	6.488657
LVIP JPMorgan U.S. Equity Standard Shares	43,540.974	1,427,089	1,638,273	-	1,638,273	436,955	3.410489	4.578811
MFS® Core Equity Initial Class	1,133.282	28,060	31,358	(2)	31,356	13,362	2.327416	20.168374
MFS® Growth Initial Class	72,483.159	3,901,951	4,370,010	(18)	4,369,992	676,248	5.557688	23.342093
MFS® Growth Service Class	20,144.137	952,502	1,121,626	54	1,121,680	160,650	4.498367	22.929897
MFS® Massachusetts Investors Growth Stock Initial Class	2,699.801	52,846	61,096	(1)	61,095	23,362	2.599887	23.316412
MFS® Massachusetts Investors Growth Stock Service Class	53,411.668	1,122,313	1,180,398	8	1,180,406	445,752	2.415341	22.754716
MFS® New Discovery Initial Class	24,936.156	423,585	322,674	(13)	322,661	102,367	3.091956	17.527677
MFS® New Discovery Service Class	34,910.165	506,179	352,593	2	352,595	74,206	2.487221	18.788057
MFS® Research Initial Class	47,720.353	1,359,522	1,525,620	(34)	1,525,586	318,458	3.625456	19.219871
MFS® Research Service Class	32,493.196	927,774	1,017,687	(55)	1,017,632	197,674	3.550972	18.883430
MFS® Total Return Initial Class	234,004.780	5,316,478	5,442,951	22	5,442,973	1,718,906	1.894698	3.571953
MFS® Total Return Service Class	96,049.193	2,179,701	2,178,396	(6)	2,178,390	859,313	2.140425	14.330566
MFS® Total Return Bond Initial Class	11,266.187	149,029	131,814	(7)	131,807	66,982	1.949484	9.577423
MFS® Total Return Bond Service Class	74,390.348	949,685	853,257	2	853,259	571,806	1.275583	9.341682
MFS® Utilities Initial Class	133,103.227	4,081,469	4,292,579	4	4,292,583	767,093	2.743958	14.607985
MFS® Utilities Service Class	23,315.779	700,665	735,380	(7)	735,373	121,898	3.628192	14.360038
Putnam VT Core Equity Class IB Shares	14.431	238	272	11	283	84	3.247939	20.502835
Putnam VT Diversified Income Class IB Shares	45,190.249	255,701	210,135	-	210,135	121,245	0.898695	9.340863
Putnam VT Focused International Equity Class IB Shares	58,799.595	830,118	838,482	69	838,551	365,673	2.102668	3.427908
Putnam VT George Putnam Balanced Class IB Shares	52,623.157	532,540	718,832	(10)	718,822	267,775	1.684546	15.248334
Putnam VT Global Health Care Class IB Shares	11,189.783	172,086	181,498	3	181,501	36,431	1.897188	18.216623
Putnam VT Government Money Market Class IB Shares	1,927,304.301	1,927,304	1,927,304	(77)	1,927,227	2,003,452	0.768886	1.091627

See accompanying notes.	4

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Putnam VT Income Class IB Shares	16,824.419	$184,851	$139,474	$5	$139,479	78,761	$1.714723	$9.061545
Putnam VT International Equity Class IB Shares	3,789.593	49,611	57,867	(14)	57,853	32,791	1.728022	13.328116
Putnam VT Large Cap Growth Class IB Shares	61,469.733	645,602	828,612	35	828,647	250,177	2.280987	6.846650
Putnam VT Large Cap Value Class IB Shares	101,757.618	2,433,881	2,932,655	(31)	2,932,624	566,260	2.851401	19.298572
Putnam VT Research Class IB Shares	5,241.270	117,552	181,820	(16)	181,804	42,404	3.854112	20.674004
Putnam VT Sustainable Leaders Class IB Shares	239.294	7,999	9,476	(14)	9,462	1,439	6.455239	22.270634
TA Aegon Bond Initial Class	665,476.983	7,355,352	6,441,817	20	6,441,837	4,287,143	0.878444	9.274124
TA Aegon Bond Service Class	285,968.872	3,197,788	2,742,441	36	2,742,477	1,853,610	0.951430	9.941058
TA Aegon Core Bond Initial Class	131,119.927	1,653,790	1,438,386	(3)	1,438,383	950,443	0.884260	1.702376
TA Aegon High Yield Bond Initial Class	401,556.754	2,937,801	2,746,648	11	2,746,659	1,129,982	1.210632	11.171126
TA Aegon High Yield Bond Service Class	41,035.789	312,231	286,840	9	286,849	123,827	2.033051	11.956197
TA Aegon Sustainable Equity Income Initial Class	574,631.970	10,883,891	10,492,780	133	10,492,913	4,369,247	1.688324	11.329728
TA Aegon Sustainable Equity Income Service Class	89,229.851	1,664,552	1,633,799	21	1,633,820	656,965	1.791483	12.131004
TA Aegon U.S. Government Securities Initial Class	236,799.681	2,288,002	2,159,613	(19)	2,159,594	1,740,118	1.062442	8.928273
TA Aegon U.S. Government Securities Service Class	248,295.682	2,517,324	2,351,360	(18)	2,351,342	1,863,050	1.060434	9.563438
TA BlackRock Government Money Market Initial Class	6,443,011.148	6,443,011	6,443,011	(696)	6,442,315	7,474,865	0.725781	9.411986
TA BlackRock Government Money Market Service Class	4,043,422.071	4,043,422	4,043,422	(98)	4,043,324	4,035,924	0.850792	10.002413
TA BlackRock iShares Edge 40 Initial Class	134,423.005	1,255,626	1,161,415	11	1,161,426	621,844	1.168884	11.087814
TA BlackRock iShares Edge 40 Service Class	36,898.152	346,508	316,217	3	316,220	193,725	1.351225	11.954654
TA BlackRock Real Estate Securities Initial Class	30,410.141	327,109	295,587	-	295,587	102,043	1.400696	10.948024
TA BlackRock Real Estate Securities Service Class	19,282.979	217,919	201,507	-	201,507	86,166	1.402994	11.743212
TA International Focus Initial Class	104,056.276	886,344	902,168	34	902,202	506,589	1.240420	10.565488
TA International Focus Service Class	88,380.978	714,200	747,703	(1)	747,702	290,921	1.665248	14.578448
TA Janus Mid-Cap Growth Initial Class	273,005.699	8,709,095	8,334,864	(52)	8,334,812	1,864,187	2.365559	19.669241
TA Janus Mid-Cap Growth Service Class	16,729.773	512,973	464,586	(19)	464,567	114,776	3.361744	21.075514
TA JPMorgan Asset Allocation - Conservative Initial Class	1,120,760.889	11,204,720	9,660,959	(14)	9,660,945	5,105,337	1.205817	11.107391
TA JPMorgan Asset Allocation - Conservative Service Class	1,643,032.391	16,252,911	13,949,345	65	13,949,410	7,631,531	1.152240	11.890522
TA JPMorgan Asset Allocation - Growth Initial Class	708,008.100	7,697,374	7,334,964	(2)	7,334,962	2,377,051	1.844280	16.387707
TA JPMorgan Asset Allocation - Growth Service Class	797,360.811	8,872,211	8,125,107	(10)	8,125,097	2,649,762	2.110168	16.101998
TA JPMorgan Asset Allocation - Moderate Initial Class	1,618,940.079	18,373,596	16,594,136	(90)	16,594,046	7,603,630	1.283665	12.154238
TA JPMorgan Asset Allocation - Moderate Service Class	3,594,312.886	39,830,041	36,158,788	487	36,159,275	16,394,992	1.701541	11.949149
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,568,261.123	29,521,963	25,888,072	28	25,888,100	10,102,270	1.470803	13.610945
TA JPMorgan Asset Allocation - Moderate Growth Service Class	8,344,110.090	94,206,475	82,272,925	18	82,272,943	33,721,222	1.878032	14.582372
TA JPMorgan Enhanced Index Initial Class	144,549.990	3,353,621	3,456,190	(46)	3,456,144	1,083,837	2.888344	16.739845
TA JPMorgan Enhanced Index Service Class	38,940.956	796,454	925,237	(7)	925,230	192,663	3.916872	21.640094
TA JPMorgan International Moderate Growth Initial Class	35,585.581	346,231	325,964	8	325,972	237,093	1.226848	12.111459
TA JPMorgan International Moderate Growth Service Class	622,687.072	5,753,282	5,635,318	21	5,635,339	4,073,864	1.173011	12.968083
TA JPMorgan Mid Cap Value Initial Class	95,700.266	1,486,402	1,385,740	7	1,385,747	349,968	2.387925	13.952600
TA JPMorgan Tactical Allocation Initial Class	41,682.323	579,184	512,693	(17)	512,676	287,497	1.115517	10.903513
TA JPMorgan Tactical Allocation Service Class	40,698.834	603,100	536,411	(7)	536,404	336,997	1.184001	10.648686
TA Multi-Managed Balanced Initial Class	179,038.339	2,741,569	2,751,819	(2)	2,751,817	786,479	2.112287	15.049426
TA Multi-Managed Balanced Service Class	1,245,152.351	18,045,893	18,552,770	(41)	18,552,729	5,782,028	2.827569	16.189896

See accompanying notes.	5

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Small/Mid Cap Value Initial Class	183,464.544	$3,498,667	$3,478,488	$(11)	$3,478,477	371,799	$2.136360	$19.574900
TA T. Rowe Price Small Cap Initial Class	189,537.019	2,422,164	2,158,827	(2)	2,158,825	512,843	2.661368	13.361773
TA T. Rowe Price Small Cap Service Class	71,586.871	798,354	701,551	18	701,569	146,785	3.787780	17.375812
TA TS&W International Equity Initial Class	52,891.030	722,835	764,275	30	764,305	542,519	1.360091	10.329201
TA TS&W International Equity Service Class	33,585.279	425,116	480,605	(13)	480,592	236,034	1.414491	13.557155
TA WMC US Growth Initial Class	1,171,292.782	36,736,820	41,990,846	76	41,990,922	12,926,340	2.621532	24.233473
TA WMC US Growth Service Class	175,541.052	5,478,373	5,968,396	(5)	5,968,391	1,101,171	3.810678	25.949520
Wanger Acorn	74,769.783	1,143,810	996,681	(58)	996,623	261,132	3.170168	14.057709

See accompanying notes.	6

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class B Shares	$2,656,726	$-	$2,656,726
AB Relative Value Class B Shares	2,040,367	26,829	2,067,196
AB Sustainable Global Thematic Growth Class B Shares	717,966	70,726	788,692
Allspring VT Discovery All Cap Growth Class 1 Shares	1,111,269	41,788	1,153,057
Allspring VT Discovery All Cap Growth Class 2 Shares	202,783	-	202,783
Allspring VT International Equity Class 1 Shares	439,748	18,904	458,652
Allspring VT International Equity Class 2 Shares	25,035	-	25,035
Allspring VT Opportunity Class 1 Shares	1,369,923	100,181	1,470,104
Allspring VT Opportunity Class 2 Shares	85,865	-	85,865
Allspring VT Small Cap Growth Class 1 Shares	651,964	59,709	711,673
Allspring VT Small Cap Growth Class 2 Shares	101,202	-	101,202
BNY Mellon Stock Index Initial Shares	1,802,947	5,827	1,808,774
BNY Mellon Stock Index Service Shares	-	22,726	22,726
BNY Mellon Sustainable U.S. Equity Initial Shares	225,405	-	225,405
BNY Mellon VIF Appreciation Initial Shares	2,139,486	-	2,139,486
BNY Mellon VIF Government Money Market	686,923	59,503	746,426
BNY Mellon VIF Growth and Income Initial Shares	1,045,752	5,907	1,051,659
BNY Mellon VIF Opportunistic Small Cap Initial Shares	1,285,220	-	1,285,220
Columbia - Dividend Opportunity Class 1 Shares	744,416	45,863	790,279
Columbia - Income Opportunity Class 1 Shares	1,125,154	23,733	1,148,887
Columbia - Large Cap Growth Class 1 Shares	3,707,344	189,283	3,896,627
Columbia - Overseas Core Class 2 Shares	1,073,020	171,841	1,244,861
Columbia - Select Mid Cap Growth Class 1 Shares	1,050,479	68,499	1,118,978
Columbia - Select Mid Cap Value Class 1 Shares	193,830	15,587	209,417
Columbia - Small Cap Value Class 1 Shares	814,166	11,740	825,906
Columbia - Small Company Growth Class 1 Shares	16,452	6,594	23,046
Columbia - Strategic Income Class 1 Shares	533,071	8,982	542,053
CTIVP® - Principal Blue Chip Growth Class 1 Shares	3,166,082	147,907	3,313,989
Davis Value	2,712,123	84,446	2,796,569
Federated Hermes Government Money II Service Shares	2,362,140	26,192	2,388,332
Federated Hermes High Income Bond II Primary Shares	1,562,683	18,118	1,580,801
Federated Hermes Kaufmann II Primary Shares	1,350,924	122,645	1,473,569
Federated Hermes Kaufmann II Service Shares	964,856	-	964,856
Federated Hermes Managed Volatility II Primary Shares	689,065	3,642	692,707
Federated Hermes Managed Volatility II Service Shares	271,735	-	271,735
Federated Hermes Quality Bond II Primary Shares	95,228	-	95,228
Fidelity® VIP Asset Manager Initial Class	813,055	28,763	841,818
Fidelity® VIP Asset Manager: Growth Initial Class	455,607	-	455,607
Fidelity® VIP Balanced Initial Class	2,086,287	23,602	2,109,889
Fidelity® VIP Balanced Service Class 2	290,938	-	290,938
Fidelity® VIP Contrafund® Initial Class	8,493,046	73,946	8,566,992

See accompanying notes.	7

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® VIP Contrafund® Service Class 2	$8,704,499	$134,628	$8,839,127
Fidelity® VIP Equity-Income Initial Class	3,273,458	71,158	3,344,616
Fidelity® VIP Equity-Income Service Class 2	5,604,471	51,440	5,655,911
Fidelity® VIP Government Money Market Initial Class	458,566	229,871	688,437
Fidelity® VIP Government Money Market Service Class 2	128,176	69,744	197,920
Fidelity® VIP Growth Initial Class	6,454,211	198,208	6,652,419
Fidelity® VIP Growth Service Class 2	2,679,844	48,428	2,728,272
Fidelity® VIP Growth & Income Initial Class	2,646,389	154,296	2,800,685
Fidelity® VIP Growth & Income Service Class 2	384,533	-	384,533
Fidelity® VIP Growth Opportunities Initial Class	2,935,727	-	2,935,727
Fidelity® VIP Growth Opportunities Service Class	1,720,945	71,236	1,792,181
Fidelity® VIP Growth Opportunities Service Class 2	725,306	-	725,306
Fidelity® VIP High Income Initial Class	716,129	566	716,695
Fidelity® VIP High Income Service Class	530,041	85	530,126
Fidelity® VIP High Income Service Class 2	265,464	6,032	271,496
Fidelity® VIP Index 500 Initial Class	15,744,572	942,647	16,687,219
Fidelity® VIP Index 500 Service Class 2	1,519,538	26,492	1,546,030
Fidelity® VIP Investment Grade Bond Initial Class	2,877,682	122,946	3,000,628
Fidelity® VIP Investment Grade Bond Service Class 2	468,504	5,506	474,010
Fidelity® VIP Mid Cap Initial Class	3,088,893	292,688	3,381,581
Fidelity® VIP Mid Cap Service Class 2	5,608,330	383,580	5,991,910
Fidelity® VIP Overseas Initial Class	750,924	2,276	753,200
Fidelity® VIP Value Strategies Service Class 2	2,243,502	103,701	2,347,203
Franklin Income Class 2 Shares	126,885	-	126,885
Franklin Mutual Shares Class 2 Shares	3,136,536	35,512	3,172,048
Franklin Rising Dividends Class 2 Shares	1,361,556	12,689	1,374,245
Franklin Small Cap Value Class 2 Shares	960,112	10,209	970,321
Franklin Small-Mid Cap Growth Class 2 Shares	3,553,472	135,925	3,689,397
Franklin Templeton Developing Markets Class 2 Shares	428,862	20,335	449,197
Franklin Templeton Foreign Class 2 Shares	1,539,804	24,368	1,564,172
Invesco V.I. American Franchise Series I Shares	2,201,123	-	2,201,123
Invesco V.I. American Franchise Series II Shares	296,244	2,511	298,755
Invesco V.I. American Value Series II Shares	906,471	-	906,471
Invesco V.I. Capital Appreciation Series I Shares	7,115,129	297,059	7,412,188
Invesco V.I. Capital Appreciation Series II Shares	502,081	31,747	533,828
Invesco V.I. Comstock Series II Shares	1,037,741	-	1,037,741
Invesco V.I. Conservative Balanced Series I Shares	973,952	77,020	1,050,972
Invesco V.I. Conservative Balanced Series II Shares	17,347	-	17,347
Invesco V.I. Core Equity Series I Shares	6,076,571	457,272	6,533,843
Invesco V.I. Core Equity Series II Shares	946,174	22,834	969,008
Invesco V.I. Discovery Mid Cap Growth Series II Shares	120,289	-	120,289

See accompanying notes.	8

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Invesco V.I. Equity and Income Series II Shares	$2,366,842	$36,653	$2,403,495
Invesco V.I. EQV International Equity Series I Shares	356,566	29,581	386,147
Invesco V.I. EQV International Equity Series II Shares	57,394	-	57,394
Invesco V.I. Global Series I Shares	1,743,543	255,716	1,999,259
Invesco V.I. Global Series II Shares	31,565	4,421	35,986
Invesco V.I. Global Strategic Income Series I Shares	1,143,449	2,346	1,145,795
Invesco V.I. Global Strategic Income Series II Shares	301,264	38,255	339,519
Invesco V.I. Government Securities Series I Shares	245,557	711	246,268
Invesco V.I. Government Securities Series II Shares	209,208	25,035	234,243
Invesco V.I. Main Street Series I Shares	3,112,305	261,604	3,373,909
Invesco V.I. Main Street Series II Shares	454,080	101,851	555,931
Invesco V.I. Main Street Mid Cap Series II Shares	229,710	-	229,710
Invesco V.I. Main Street Small Cap Series II Shares	40,588	9,428	50,016
Janus Henderson - Balanced Service Shares	2,812,541	-	2,812,541
Janus Henderson - Enterprise Service Shares	1,339,930	-	1,339,930
Janus Henderson - Forty Service Shares	212,630	-	212,630
Janus Henderson - Global Research Service Shares	1,286,071	-	1,286,071
Janus Henderson - Mid Cap Value Service Shares	105,682	4,048	109,730
Janus Henderson - Overseas Service Shares	1,011,788	644	1,012,432
Janus Henderson - Research Service Shares	811,484	-	811,484
LVIP JPMorgan Core Bond Standard Shares	(1)	2,068,785	2,068,784
LVIP JPMorgan Mid Cap Value Standard Shares	-	963,827	963,827
LVIP JPMorgan U.S. Equity Standard Shares	1	1,638,272	1,638,273
MFS® Core Equity Initial Class	31,356	-	31,356
MFS® Growth Initial Class	3,776,639	593,353	4,369,992
MFS® Growth Service Class	1,121,680	-	1,121,680
MFS® Massachusetts Investors Growth Stock Initial Class	61,095	-	61,095
MFS® Massachusetts Investors Growth Stock Service Class	1,143,761	36,645	1,180,406
MFS® New Discovery Initial Class	160,115	162,546	322,661
MFS® New Discovery Service Class	349,740	2,855	352,595
MFS® Research Initial Class	1,434,838	90,748	1,525,586
MFS® Research Service Class	1,012,695	4,937	1,017,632
MFS® Total Return Initial Class	5,420,934	22,039	5,442,973
MFS® Total Return Service Class	2,150,015	28,375	2,178,390
MFS® Total Return Bond Initial Class	126,706	5,101	131,807
MFS® Total Return Bond Service Class	853,259	-	853,259
MFS® Utilities Initial Class	4,216,978	75,605	4,292,583
MFS® Utilities Service Class	702,220	33,153	735,373
Putnam VT Core Equity Class IB Shares	283	-	283
Putnam VT Diversified Income Class IB Shares	198,387	11,748	210,135
Putnam VT Focused International Equity Class IB Shares	796,637	41,914	838,551

See accompanying notes.	9

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Putnam VT George Putnam Balanced Class IB Shares	$716,463	$2,359	$718,822
Putnam VT Global Health Care Class IB Shares	174,310	7,191	181,501
Putnam VT Government Money Market Class IB Shares	1,642,661	284,566	1,927,227
Putnam VT Income Class IB Shares	139,479	-	139,479
Putnam VT International Equity Class IB Shares	57,853	-	57,853
Putnam VT Large Cap Growth Class IB Shares	778,077	50,570	828,647
Putnam VT Large Cap Value Class IB Shares	2,846,909	85,715	2,932,624
Putnam VT Research Class IB Shares	181,804	-	181,804
Putnam VT Sustainable Leaders Class IB Shares	9,462	-	9,462
TA Aegon Bond Initial Class	6,180,768	261,069	6,441,837
TA Aegon Bond Service Class	2,741,689	788	2,742,477
TA Aegon Core Bond Initial Class	962,958	475,425	1,438,383
TA Aegon High Yield Bond Initial Class	2,503,041	243,618	2,746,659
TA Aegon High Yield Bond Service Class	286,849	-	286,849
TA Aegon Sustainable Equity Income Initial Class	9,728,310	764,603	10,492,913
TA Aegon Sustainable Equity Income Service Class	1,633,820	-	1,633,820
TA Aegon U.S. Government Securities Initial Class	1,416,189	743,405	2,159,594
TA Aegon U.S. Government Securities Service Class	2,351,342	-	2,351,342
TA BlackRock Government Money Market Initial Class	1,963,075	4,479,240	6,442,315
TA BlackRock Government Money Market Service Class	4,043,324	-	4,043,324
TA BlackRock iShares Edge 40 Initial Class	1,126,842	34,584	1,161,426
TA BlackRock iShares Edge 40 Service Class	316,220	-	316,220
TA BlackRock Real Estate Securities Initial Class	287,972	7,615	295,587
TA BlackRock Real Estate Securities Service Class	201,507	-	201,507
TA International Focus Initial Class	876,792	25,410	902,202
TA International Focus Service Class	747,702	-	747,702
TA Janus Mid-Cap Growth Initial Class	7,743,673	591,139	8,334,812
TA Janus Mid-Cap Growth Service Class	464,567	-	464,567
TA JPMorgan Asset Allocation - Conservative Initial Class	9,065,471	595,474	9,660,945
TA JPMorgan Asset Allocation - Conservative Service Class	13,634,180	315,230	13,949,410
TA JPMorgan Asset Allocation - Growth Initial Class	7,000,785	334,177	7,334,962
TA JPMorgan Asset Allocation - Growth Service Class	7,192,049	933,048	8,125,097
TA JPMorgan Asset Allocation - Moderate Initial Class	15,425,194	1,168,852	16,594,046
TA JPMorgan Asset Allocation - Moderate Service Class	35,365,936	793,339	36,159,275
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	25,227,721	660,379	25,888,100
TA JPMorgan Asset Allocation - Moderate Growth Service Class	81,249,369	1,023,574	82,272,943
TA JPMorgan Enhanced Index Initial Class	2,302,250	1,153,894	3,456,144
TA JPMorgan Enhanced Index Service Class	925,230	-	925,230
TA JPMorgan International Moderate Growth Initial Class	325,972	-	325,972
TA JPMorgan International Moderate Growth Service Class	5,610,428	24,911	5,635,339
TA JPMorgan Mid Cap Value Initial Class	759,345	626,402	1,385,747

See accompanying notes.	10

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA JPMorgan Tactical Allocation Initial Class	$486,682	$25,994	$512,676
TA JPMorgan Tactical Allocation Service Class	536,404	-	536,404
TA Multi-Managed Balanced Initial Class	2,666,438	85,379	2,751,817
TA Multi-Managed Balanced Service Class	18,552,729	-	18,552,729
TA Small/Mid Cap Value Initial Class	3,431,042	47,435	3,478,477
TA T. Rowe Price Small Cap Initial Class	2,014,089	144,736	2,158,825
TA T. Rowe Price Small Cap Service Class	701,569	-	701,569
TA TS&W International Equity Initial Class	680,339	83,966	764,305
TA TS&W International Equity Service Class	480,592	-	480,592
TA WMC US Growth Initial Class	40,449,925	1,540,997	41,990,922
TA WMC US Growth Service Class	5,959,351	9,040	5,968,391
Wanger Acorn	996,623	-	996,623

See accompanying notes.	11

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Large Cap Growth Class B Shares Subaccount	AB Relative Value Class B Shares Subaccount	AB Sustainable Global Thematic Growth Class B Shares Subaccount	Allspring VT Discovery All Cap Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2021:	$3,263,647	$2,506,746	$1,135,084	$1,750,141

Investment Income:
Reinvested Dividends	-	23,378	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,499	36,217	12,637	16,756

Net Investment Income (Loss)	(34,499)	(12,839)	(12,637)	(16,756)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	307,630	346,394	87,477	257,197
Realized Gain (Loss) on Investments	139,489	40,039	39,180	45,908

Net Realized Capital Gains (Losses) on Investments	447,119	386,433	126,657	303,105
Net Change in Unrealized Appreciation (Depreciation)	(1,357,060)	(513,478)	(433,464)	(911,167)

Net Gain (Loss) on Investment	(909,941)	(127,045)	(306,807)	(608,062)

Net Increase (Decrease) in Net Assets Resulting from Operations	(944,440)	(139,884)	(319,444)	(624,818)

Increase (Decrease) in Net Assets from Contract Transactions	(186,580)	(208,077)	(90,731)	(179,539)

Total Increase (Decrease) in Net Assets	(1,131,020)	(347,961)	(410,175)	(804,357)

Net Assets as of December 31, 2022:	$2,132,627	$2,158,785	$724,909	$945,784

Investment Income:
Reinvested Dividends	-	31,810	223	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,391	35,119	11,459	15,349

Net Investment Income (Loss)	(34,391)	(3,309)	(11,236)	(15,349)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	176,614	200,934	48,055	105,393
Realized Gain (Loss) on Investments	106,376	(67,522)	14,329	(10,455)

Net Realized Capital Gains (Losses) on Investments	282,990	133,412	62,384	94,938
Net Change in Unrealized Appreciation (Depreciation)	433,365	66,304	47,764	209,604

Net Gain (Loss) on Investment	716,355	199,716	110,148	304,542

Net Increase (Decrease) in Net Assets Resulting from Operations	681,964	196,407	98,912	289,193

Increase (Decrease) in Net Assets from Contract Transactions	(157,865)	(287,996)	(35,129)	(81,920)

Total Increase (Decrease) in Net Assets	524,099	(91,589)	63,783	207,273

Net Assets as of December 31, 2023:	$2,656,726	$2,067,196	$788,692	$1,153,057

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Allspring VT Discovery All Cap Growth Class 2 Shares Subaccount	Allspring VT International Equity Class 1 Shares Subaccount	Allspring VT International Equity Class 2 Shares Subaccount	Allspring VT Opportunity Class 1 Shares Subaccount

Net Assets as of December 31, 2021:	$346,827	$593,155	$36,173	$1,830,364

Investment Income:
Reinvested Dividends	-	21,463	985	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,074	7,604	386	21,712

Net Investment Income (Loss)	(3,074)	13,859	599	(21,712)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,585	-	-	286,201
Realized Gain (Loss) on Investments	10,234	(95,944)	(1,972)	(16,350)

Net Realized Capital Gains (Losses) on Investments	55,819	(95,944)	(1,972)	269,851
Net Change in Unrealized Appreciation (Depreciation)	(173,754)	4,424	(3,411)	(640,617)

Net Gain (Loss) on Investment	(117,935)	(91,520)	(5,383)	(370,766)

Net Increase (Decrease) in Net Assets Resulting from Operations	(121,009)	(77,661)	(4,784)	(392,478)

Increase (Decrease) in Net Assets from Contract Transactions	(57,001)	(83,808)	(5,870)	(127,665)

Total Increase (Decrease) in Net Assets	(178,010)	(161,469)	(10,654)	(520,143)

Net Assets as of December 31, 2022:	$168,817	$431,686	$25,519	$1,310,221

Investment Income:
Reinvested Dividends	-	7,742	393	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,689	6,582	360	20,656

Net Investment Income (Loss)	(2,689)	1,160	33	(20,656)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,831	-	-	121,460
Realized Gain (Loss) on Investments	(2,982)	(18,225)	(3,520)	(2,763)

Net Realized Capital Gains (Losses) on Investments	16,849	(18,225)	(3,520)	118,697
Net Change in Unrealized Appreciation (Depreciation)	36,347	76,037	6,792	216,422

Net Gain (Loss) on Investment	53,196	57,812	3,272	335,119

Net Increase (Decrease) in Net Assets Resulting from Operations	50,507	58,972	3,305	314,463

Increase (Decrease) in Net Assets from Contract Transactions	(16,541)	(32,006)	(3,789)	(154,580)

Total Increase (Decrease) in Net Assets	33,966	26,966	(484)	159,883

Net Assets as of December 31, 2023:	$202,783	$458,652	$25,035	$1,470,104

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Allspring VT Opportunity Class 2 Shares Subaccount	Allspring VT Small Cap Growth Class 1 Shares Subaccount	Allspring VT Small Cap Growth Class 2 Shares Subaccount	BNY Mellon Stock Index Initial Shares Subaccount

Net Assets as of December 31, 2021:	$132,082	$2,186,457	$166,191	$1,994,787

Investment Income:
Reinvested Dividends	-	-	-	22,127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,512	22,961	1,495	22,237

Net Investment Income (Loss)	(1,512)	(22,961)	(1,495)	(110)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,084	244,259	19,729	143,592
Realized Gain (Loss) on Investments	264	46,813	(486)	75,780

Net Realized Capital Gains (Losses) on Investments	20,348	291,072	19,243	219,372
Net Change in Unrealized Appreciation (Depreciation)	(47,403)	(1,023,384)	(75,887)	(599,210)

Net Gain (Loss) on Investment	(27,055)	(732,312)	(56,644)	(379,838)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,567)	(755,273)	(58,139)	(379,948)

Increase (Decrease) in Net Assets from Contract Transactions	(9,206)	(193,363)	(5,650)	(113,688)

Total Increase (Decrease) in Net Assets	(37,773)	(948,636)	(63,789)	(493,636)

Net Assets as of December 31, 2022:	$94,309	$1,237,821	$102,402	$1,501,151

Investment Income:
Reinvested Dividends	-	-	-	23,498
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,398	11,414	1,300	21,799

Net Investment Income (Loss)	(1,398)	(11,414)	(1,300)	1,699

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,632	-	-	59,973
Realized Gain (Loss) on Investments	(3,215)	(90,414)	(1,628)	39,985

Net Realized Capital Gains (Losses) on Investments	5,417	(90,414)	(1,628)	99,958
Net Change in Unrealized Appreciation (Depreciation)	15,743	151,844	5,708	257,270

Net Gain (Loss) on Investment	21,160	61,430	4,080	357,228

Net Increase (Decrease) in Net Assets Resulting from Operations	19,762	50,016	2,780	358,927

Increase (Decrease) in Net Assets from Contract Transactions	(28,206)	(576,164)	(3,980)	(51,304)

Total Increase (Decrease) in Net Assets	(8,444)	(526,148)	(1,200)	307,623

Net Assets as of December 31, 2023:	$85,865	$711,673	$101,202	$1,808,774

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon Stock Index Service Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Government Money Market Subaccount

Net Assets as of December 31, 2021:	$22,515	$229,679	$2,604,111	$893,513

Investment Income:
Reinvested Dividends	222	1,093	13,698	10,389
Investment Expense:
Mortality and Expense Risk and Administrative Charges	498	2,904	28,770	11,368

Net Investment Income (Loss)	(276)	(1,811)	(15,072)	(979)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,578	14,963	615,393	-
Realized Gain (Loss) on Investments	332	2,889	(34,896)	-

Net Realized Capital Gains (Losses) on Investments	1,910	17,852	580,497	-
Net Change in Unrealized Appreciation (Depreciation)	(6,327)	(73,558)	(1,056,180)	-

Net Gain (Loss) on Investment	(4,417)	(55,706)	(475,683)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,693)	(57,517)	(490,755)	(979)

Increase (Decrease) in Net Assets from Contract Transactions	2,657	19,420	(195,782)	(67,658)

Total Increase (Decrease) in Net Assets	(2,036)	(38,097)	(686,537)	(68,637)

Net Assets as of December 31, 2022:	$20,479	$191,582	$1,917,574	$824,876

Investment Income:
Reinvested Dividends	249	1,518	14,421	36,251
Investment Expense:
Mortality and Expense Risk and Administrative Charges	531	2,875	28,024	10,823

Net Investment Income (Loss)	(282)	(1,357)	(13,603)	25,428

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	786	24,368	172,944	-
Realized Gain (Loss) on Investments	304	789	(48,225)	-

Net Realized Capital Gains (Losses) on Investments	1,090	25,157	124,719	-
Net Change in Unrealized Appreciation (Depreciation)	3,560	18,175	246,382	-

Net Gain (Loss) on Investment	4,650	43,332	371,101	-

Net Increase (Decrease) in Net Assets Resulting from Operations	4,368	41,975	357,498	25,428

Increase (Decrease) in Net Assets from Contract Transactions	(2,121)	(8,152)	(135,586)	(103,878)

Total Increase (Decrease) in Net Assets	2,247	33,823	221,912	(78,450)

Net Assets as of December 31, 2023:	$22,726	$225,405	$2,139,486	$746,426

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon VIF Growth and Income Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Columbia - Dividend Opportunity Class 1 Shares Subaccount	Columbia - Income Opportunity Class 1 Shares Subaccount

Net Assets as of December 31, 2021:	$1,116,956	$1,674,329	$892,198	$1,303,953

Investment Income:
Reinvested Dividends	7,581	-	-	62,129
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,360	19,918	11,290	15,856

Net Investment Income (Loss)	(5,779)	(19,918)	(11,290)	46,273

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	196,426	296,362	-	41,531
Realized Gain (Loss) on Investments	34,067	25,178	37,115	(39,473)

Net Realized Capital Gains (Losses) on Investments	230,493	321,540	37,115	2,058
Net Change in Unrealized Appreciation (Depreciation)	(399,949)	(595,074)	(47,918)	(193,774)

Net Gain (Loss) on Investment	(169,456)	(273,534)	(10,803)	(191,716)

Net Increase (Decrease) in Net Assets Resulting from Operations	(175,235)	(293,452)	(22,093)	(145,443)

Increase (Decrease) in Net Assets from Contract Transactions	(71,654)	(105,579)	(53,752)	(73,650)

Total Increase (Decrease) in Net Assets	(246,889)	(399,031)	(75,845)	(219,093)

Net Assets as of December 31, 2022:	$870,067	$1,275,298	$816,353	$1,084,860

Investment Income:
Reinvested Dividends	6,314	4,262	-	57,104
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,310	17,791	10,500	15,084

Net Investment Income (Loss)	(6,996)	(13,529)	(10,500)	42,020

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	102,718	28,723	-	-
Realized Gain (Loss) on Investments	(1,116)	22,267	41,570	(31,880)

Net Realized Capital Gains (Losses) on Investments	101,602	50,990	41,570	(31,880)
Net Change in Unrealized Appreciation (Depreciation)	118,129	62,319	(4,197)	96,536

Net Gain (Loss) on Investment	219,731	113,309	37,373	64,656

Net Increase (Decrease) in Net Assets Resulting from Operations	212,735	99,780	26,873	106,676

Increase (Decrease) in Net Assets from Contract Transactions	(31,143)	(89,858)	(52,947)	(42,649)

Total Increase (Decrease) in Net Assets	181,592	9,922	(26,074)	64,027

Net Assets as of December 31, 2023:	$1,051,659	$1,285,220	$790,279	$1,148,887

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Columbia - Large Cap Growth Class 1 Shares Subaccount	Columbia - Overseas Core Class 2 Shares Subaccount	Columbia - Select Mid Cap Growth Class 1 Shares Subaccount	Columbia - Select Mid Cap Value Class 1 Shares Subaccount

Net Assets as of December 31, 2021:	$4,648,354	$1,460,494	$1,458,449	$272,455

Investment Income:
Reinvested Dividends	-	9,783	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,803	18,792	15,230	3,273

Net Investment Income (Loss)	(50,803)	(9,009)	(15,230)	(3,273)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	96,434	-	-
Realized Gain (Loss) on Investments	133,355	(12,561)	34,466	27,923

Net Realized Capital Gains (Losses) on Investments	133,355	83,873	34,466	27,923
Net Change in Unrealized Appreciation (Depreciation)	(1,578,419)	(324,386)	(480,768)	(51,980)

Net Gain (Loss) on Investment	(1,445,064)	(240,513)	(446,302)	(24,057)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,495,867)	(249,522)	(461,532)	(27,330)

Increase (Decrease) in Net Assets from Contract Transactions	(94,922)	(23,649)	(38,131)	(48,239)

Total Increase (Decrease) in Net Assets	(1,590,789)	(273,171)	(499,663)	(75,569)

Net Assets as of December 31, 2022:	$3,057,565	$1,187,323	$958,786	$196,886

Investment Income:
Reinvested Dividends	-	20,644	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,414	17,763	14,839	2,971

Net Investment Income (Loss)	(50,414)	2,881	(14,839)	(2,971)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	272,831	(9,819)	44,672	3,962

Net Realized Capital Gains (Losses) on Investments	272,831	(9,819)	44,672	3,962
Net Change in Unrealized Appreciation (Depreciation)	984,074	161,846	188,141	15,579

Net Gain (Loss) on Investment	1,256,905	152,027	232,813	19,541

Net Increase (Decrease) in Net Assets Resulting from Operations	1,206,491	154,908	217,974	16,570

Increase (Decrease) in Net Assets from Contract Transactions	(367,429)	(97,370)	(57,782)	(4,039)

Total Increase (Decrease) in Net Assets	839,062	57,538	160,192	12,531

Net Assets as of December 31, 2023:	$3,896,627	$1,244,861	$1,118,978	$209,417

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Columbia - Small Cap Value Class 1 Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount	Columbia - Strategic Income Class 1 Shares Subaccount	CTIVP® - Principal Blue Chip Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2021:	$971,018	$38,281	$731,576	$3,828,722

Investment Income:
Reinvested Dividends	6,224	-	17,893	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,552	401	8,038	39,725

Net Investment Income (Loss)	(4,328)	(401)	9,855	(39,725)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	318,059	9,628	24,925	-
Realized Gain (Loss) on Investments	(7,795)	(22)	(31,571)	143,747

Net Realized Capital Gains (Losses) on Investments	310,264	9,606	(6,646)	143,747
Net Change in Unrealized Appreciation (Depreciation)	(397,875)	(22,901)	(91,817)	(1,190,117)

Net Gain (Loss) on Investment	(87,611)	(13,295)	(98,463)	(1,046,370)

Net Increase (Decrease) in Net Assets Resulting from Operations	(91,939)	(13,696)	(88,608)	(1,086,095)

Increase (Decrease) in Net Assets from Contract Transactions	(95,540)	(3,969)	(120,312)	(201,020)

Total Increase (Decrease) in Net Assets	(187,479)	(17,665)	(208,920)	(1,287,115)

Net Assets as of December 31, 2022:	$783,539	$20,616	$522,656	$2,541,607

Investment Income:
Reinvested Dividends	5,935	-	18,249	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,903	345	6,644	38,951

Net Investment Income (Loss)	(3,968)	(345)	11,605	(38,951)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	57,271	-	-	-
Realized Gain (Loss) on Investments	(66,929)	(1,439)	(16,181)	122,837

Net Realized Capital Gains (Losses) on Investments	(9,658)	(1,439)	(16,181)	122,837
Net Change in Unrealized Appreciation (Depreciation)	162,526	6,618	45,739	849,450

Net Gain (Loss) on Investment	152,868	5,179	29,558	972,287

Net Increase (Decrease) in Net Assets Resulting from Operations	148,900	4,834	41,163	933,336

Increase (Decrease) in Net Assets from Contract Transactions	(106,533)	(2,404)	(21,766)	(160,954)

Total Increase (Decrease) in Net Assets	42,367	2,430	19,397	772,382

Net Assets as of December 31, 2023:	$825,906	$23,046	$542,053	$3,313,989

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Davis Value Subaccount	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Kaufmann II Primary Shares Subaccount

Net Assets as of December 31, 2021:	$3,746,669	$3,370,633	$1,857,360	$2,206,386

Investment Income:
Reinvested Dividends	37,049	36,001	90,635	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,893	45,353	23,813	23,490

Net Investment Income (Loss)	(6,844)	(9,352)	66,822	(23,490)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	652,060	-	-	197,178
Realized Gain (Loss) on Investments	(151,465)	-	(31,206)	(6,749)

Net Realized Capital Gains (Losses) on Investments	500,595	-	(31,206)	190,429
Net Change in Unrealized Appreciation (Depreciation)	(1,273,219)	-	(277,884)	(839,131)

Net Gain (Loss) on Investment	(772,624)	-	(309,090)	(648,702)

Net Increase (Decrease) in Net Assets Resulting from Operations	(779,468)	(9,352)	(242,268)	(672,192)

Increase (Decrease) in Net Assets from Contract Transactions	(310,303)	(308,274)	(44,218)	(163,871)

Total Increase (Decrease) in Net Assets	(1,089,771)	(317,626)	(286,486)	(836,063)

Net Assets as of December 31, 2022:	$2,656,898	$3,053,007	$1,570,874	$1,370,323

Investment Income:
Reinvested Dividends	33,949	124,472	91,836	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36,031	39,616	22,117	20,684

Net Investment Income (Loss)	(2,082)	84,856	69,719	(20,684)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	271,194	-	-	-
Realized Gain (Loss) on Investments	(336,952)	-	(40,186)	(21,733)

Net Realized Capital Gains (Losses) on Investments	(65,758)	-	(40,186)	(21,733)
Net Change in Unrealized Appreciation (Depreciation)	776,680	-	136,404	219,410

Net Gain (Loss) on Investment	710,922	-	96,218	197,677

Net Increase (Decrease) in Net Assets Resulting from Operations	708,840	84,856	165,937	176,993

Increase (Decrease) in Net Assets from Contract Transactions	(569,169)	(749,531)	(156,010)	(73,747)

Total Increase (Decrease) in Net Assets	139,671	(664,675)	9,927	103,246

Net Assets as of December 31, 2023:	$2,796,569	$2,388,332	$1,580,801	$1,473,569

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Federated Hermes Kaufmann II Service Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Federated Hermes Managed Volatility II Service Shares Subaccount	Federated Hermes Quality Bond II Primary Shares Subaccount

Net Assets as of December 31, 2021:	$1,827,772	$826,804	$384,868	$166,733

Investment Income:
Reinvested Dividends	-	13,339	-	3,776
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,647	9,661	3,974	1,853

Net Investment Income (Loss)	(16,647)	3,678	(3,974)	1,923

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	184,995	167,235	77,977	2,245
Realized Gain (Loss) on Investments	(7,138)	(1,975)	(5,339)	(5,162)

Net Realized Capital Gains (Losses) on Investments	177,857	165,260	72,638	(2,917)
Net Change in Unrealized Appreciation (Depreciation)	(729,891)	(289,871)	(125,454)	(16,107)

Net Gain (Loss) on Investment	(552,034)	(124,611)	(52,816)	(19,024)

Net Increase (Decrease) in Net Assets Resulting from Operations	(568,681)	(120,933)	(56,790)	(17,101)

Increase (Decrease) in Net Assets from Contract Transactions	(55,488)	(25,745)	(33,686)	(56,417)

Total Increase (Decrease) in Net Assets	(624,169)	(146,678)	(90,476)	(73,518)

Net Assets as of December 31, 2022:	$1,203,603	$680,126	$294,392	$93,215

Investment Income:
Reinvested Dividends	-	12,701	4,472	2,464
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,082	9,019	3,415	1,260

Net Investment Income (Loss)	(13,082)	3,682	1,057	1,204

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(87,500)	(9,473)	(11,019)	(368)

Net Realized Capital Gains (Losses) on Investments	(87,500)	(9,473)	(11,019)	(368)
Net Change in Unrealized Appreciation (Depreciation)	224,638	53,516	28,044	3,456

Net Gain (Loss) on Investment	137,138	44,043	17,025	3,088

Net Increase (Decrease) in Net Assets Resulting from Operations	124,056	47,725	18,082	4,292

Increase (Decrease) in Net Assets from Contract Transactions	(362,803)	(35,144)	(40,739)	(2,279)

Total Increase (Decrease) in Net Assets	(238,747)	12,581	(22,657)	2,013

Net Assets as of December 31, 2023:	$964,856	$692,707	$271,735	$95,228

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Asset Manager Initial Class Subaccount	Fidelity® VIP Asset Manager: Growth Initial Class Subaccount	Fidelity® VIP Balanced Initial Class Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$1,171,414	$556,420	$3,057,938	$406,677

Investment Income:
Reinvested Dividends	20,391	8,681	30,278	3,647
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,085	6,184	32,900	4,669

Net Investment Income (Loss)	7,306	2,497	(2,622)	(1,022)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65,207	30,514	157,104	21,509
Realized Gain (Loss) on Investments	2,658	6,682	83,760	3,248

Net Realized Capital Gains (Losses) on Investments	67,865	37,196	240,864	24,757
Net Change in Unrealized Appreciation (Depreciation)	(254,805)	(138,624)	(796,478)	(101,607)

Net Gain (Loss) on Investment	(186,940)	(101,428)	(555,614)	(76,850)

Net Increase (Decrease) in Net Assets Resulting from Operations	(179,634)	(98,931)	(558,236)	(77,872)

Increase (Decrease) in Net Assets from Contract Transactions	(67,215)	(11,974)	(373,158)	(11,960)

Total Increase (Decrease) in Net Assets	(246,849)	(110,905)	(931,394)	(89,832)

Net Assets as of December 31, 2022:	$924,565	$445,515	$2,126,544	$316,845

Investment Income:
Reinvested Dividends	19,148	7,853	34,991	4,396
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,845	5,915	28,340	3,867

Net Investment Income (Loss)	7,303	1,938	6,651	529

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,292	-	81,511	12,633
Realized Gain (Loss) on Investments	(22,828)	20,928	91,924	19,096

Net Realized Capital Gains (Losses) on Investments	(12,536)	20,928	173,435	31,729
Net Change in Unrealized Appreciation (Depreciation)	99,134	39,581	207,002	21,732

Net Gain (Loss) on Investment	86,598	60,509	380,437	53,461

Net Increase (Decrease) in Net Assets Resulting from Operations	93,901	62,447	387,088	53,990

Increase (Decrease) in Net Assets from Contract Transactions	(176,648)	(52,355)	(403,743)	(79,897)

Total Increase (Decrease) in Net Assets	(82,747)	10,092	(16,655)	(25,907)

Net Assets as of December 31, 2023:	$841,818	$455,607	$2,109,889	$290,938

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$11,244,241	$10,713,245	$4,020,258	$6,579,146

Investment Income:
Reinvested Dividends	40,641	21,254	63,631	99,201
Investment Expense:
Mortality and Expense Risk and Administrative Charges	111,021	127,207	47,050	84,896

Net Investment Income (Loss)	(70,380)	(105,953)	16,581	14,305

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	390,093	401,656	111,938	198,705
Realized Gain (Loss) on Investments	482,451	214,573	50,847	83,113

Net Realized Capital Gains (Losses) on Investments	872,544	616,229	162,785	281,818
Net Change in Unrealized Appreciation (Depreciation)	(3,746,294)	(3,399,415)	(423,101)	(724,249)

Net Gain (Loss) on Investment	(2,873,750)	(2,783,186)	(260,316)	(442,431)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,944,130)	(2,889,139)	(243,735)	(428,126)

Increase (Decrease) in Net Assets from Contract Transactions	(1,077,660)	(814,790)	(471,237)	(500,948)

Total Increase (Decrease) in Net Assets	(4,021,790)	(3,703,929)	(714,972)	(929,074)

Net Assets as of December 31, 2022:	$7,222,451	$7,009,316	$3,305,286	$5,650,072

Investment Income:
Reinvested Dividends	38,377	20,986	61,756	94,893
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,383	123,918	43,762	80,269

Net Investment Income (Loss)	(67,006)	(102,932)	17,994	14,624

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	280,118	295,997	92,698	162,836
Realized Gain (Loss) on Investments	257,181	278,765	21,187	69,425

Net Realized Capital Gains (Losses) on Investments	537,299	574,762	113,885	232,261
Net Change in Unrealized Appreciation (Depreciation)	1,700,119	1,690,947	154,409	218,964

Net Gain (Loss) on Investment	2,237,418	2,265,709	268,294	451,225

Net Increase (Decrease) in Net Assets Resulting from Operations	2,170,412	2,162,777	286,288	465,849

Increase (Decrease) in Net Assets from Contract Transactions	(825,871)	(332,966)	(246,958)	(460,010)

Total Increase (Decrease) in Net Assets	1,344,541	1,829,811	39,330	5,839

Net Assets as of December 31, 2023:	$8,566,992	$8,839,127	$3,344,616	$5,655,911

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Government Money Market Service Class 2 Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$470,246	$231,154	$8,722,736	$3,106,013

Investment Income:
Reinvested Dividends	8,571	2,670	40,439	8,642
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,023	2,920	88,335	35,771

Net Investment Income (Loss)	1,548	(250)	(47,896)	(27,129)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	488,381	188,948
Realized Gain (Loss) on Investments	-	-	585,665	86,241

Net Realized Capital Gains (Losses) on Investments	-	-	1,074,046	275,189
Net Change in Unrealized Appreciation (Depreciation)	-	-	(3,133,948)	(1,031,261)

Net Gain (Loss) on Investment	-	-	(2,059,902)	(756,072)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,548	(250)	(2,107,798)	(783,201)

Increase (Decrease) in Net Assets from Contract Transactions	313,206	(20,658)	(1,063,122)	(121,329)

Total Increase (Decrease) in Net Assets	314,754	(20,908)	(3,170,920)	(904,530)

Net Assets as of December 31, 2022:	$785,000	$210,246	$5,551,816	$2,201,483

Investment Income:
Reinvested Dividends	35,216	9,227	7,903	93
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,565	2,739	82,620	35,218

Net Investment Income (Loss)	25,651	6,488	(74,717)	(35,125)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	285,375	117,940
Realized Gain (Loss) on Investments	-	-	359,035	91,561

Net Realized Capital Gains (Losses) on Investments	-	-	644,410	209,501
Net Change in Unrealized Appreciation (Depreciation)	-	-	1,247,430	533,754

Net Gain (Loss) on Investment	-	-	1,891,840	743,255

Net Increase (Decrease) in Net Assets Resulting from Operations	25,651	6,488	1,817,123	708,130

Increase (Decrease) in Net Assets from Contract Transactions	(122,214)	(18,814)	(716,520)	(181,341)

Total Increase (Decrease) in Net Assets	(96,563)	(12,326)	1,100,603	526,789

Net Assets as of December 31, 2023:	$688,437	$197,920	$6,652,419	$2,728,272

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Growth & Income Initial Class Subaccount	Fidelity® VIP Growth & Income Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Initial Class Subaccount	Fidelity® VIP Growth Opportunities Service Class Subaccount

Net Assets as of December 31, 2021:	$3,461,118	$341,097	$4,035,230	$2,660,973

Investment Income:
Reinvested Dividends	47,320	4,895	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,301	4,212	37,522	27,018

Net Investment Income (Loss)	6,019	683	(37,522)	(27,018)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	57,436	6,772	549,006	370,955
Realized Gain (Loss) on Investments	188,361	10,191	185,395	87,332

Net Realized Capital Gains (Losses) on Investments	245,797	16,963	734,401	458,287
Net Change in Unrealized Appreciation (Depreciation)	(454,848)	(38,171)	(2,231,757)	(1,452,578)

Net Gain (Loss) on Investment	(209,051)	(21,208)	(1,497,356)	(994,291)

Net Increase (Decrease) in Net Assets Resulting from Operations	(203,032)	(20,525)	(1,534,878)	(1,021,309)

Increase (Decrease) in Net Assets from Contract Transactions	(466,963)	4,526	(260,096)	(206,218)

Total Increase (Decrease) in Net Assets	(669,995)	(15,999)	(1,794,974)	(1,227,527)

Net Assets as of December 31, 2022:	$2,791,123	$325,098	$2,240,256	$1,433,446

Investment Income:
Reinvested Dividends	44,230	5,357	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,051	4,524	35,401	23,673

Net Investment Income (Loss)	6,179	833	(35,401)	(23,673)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	100,726	14,003	-	-
Realized Gain (Loss) on Investments	140,689	23,024	134,432	86,059

Net Realized Capital Gains (Losses) on Investments	241,415	37,027	134,432	86,059
Net Change in Unrealized Appreciation (Depreciation)	190,421	17,899	850,915	518,557

Net Gain (Loss) on Investment	431,836	54,926	985,347	604,616

Net Increase (Decrease) in Net Assets Resulting from Operations	438,015	55,759	949,946	580,943

Increase (Decrease) in Net Assets from Contract Transactions	(428,453)	3,676	(254,475)	(222,208)

Total Increase (Decrease) in Net Assets	9,562	59,435	695,471	358,735

Net Assets as of December 31, 2023:	$2,800,685	$384,533	$2,935,727	$1,792,181

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP High Income Initial Class Subaccount	Fidelity® VIP High Income Service Class Subaccount	Fidelity® VIP High Income Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$872,431	$991,863	$671,179	$311,982

Investment Income:
Reinvested Dividends	-	42,567	29,084	13,625
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,428	11,510	8,316	3,764

Net Investment Income (Loss)	(9,428)	31,057	20,768	9,861

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	124,142	-	-	-
Realized Gain (Loss) on Investments	8,762	(11,215)	(9,459)	(4,773)

Net Realized Capital Gains (Losses) on Investments	132,904	(11,215)	(9,459)	(4,773)
Net Change in Unrealized Appreciation (Depreciation)	(465,069)	(142,648)	(95,117)	(44,230)

Net Gain (Loss) on Investment	(332,165)	(153,863)	(104,576)	(49,003)

Net Increase (Decrease) in Net Assets Resulting from Operations	(341,593)	(122,806)	(83,808)	(39,142)

Increase (Decrease) in Net Assets from Contract Transactions	1,091	(76,585)	(40,768)	(20,217)

Total Increase (Decrease) in Net Assets	(340,502)	(199,391)	(124,576)	(59,359)

Net Assets as of December 31, 2022:	$531,929	$792,472	$546,603	$252,623

Investment Income:
Reinvested Dividends	-	39,743	29,024	14,946
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,425	9,991	7,471	3,526

Net Investment Income (Loss)	(9,425)	29,752	21,553	11,420

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	22,174	(25,222)	(18,733)	(2,097)

Net Realized Capital Gains (Losses) on Investments	22,174	(25,222)	(18,733)	(2,097)
Net Change in Unrealized Appreciation (Depreciation)	210,621	58,666	42,580	12,586

Net Gain (Loss) on Investment	232,795	33,444	23,847	10,489

Net Increase (Decrease) in Net Assets Resulting from Operations	223,370	63,196	45,400	21,909

Increase (Decrease) in Net Assets from Contract Transactions	(29,993)	(138,973)	(61,877)	(3,036)

Total Increase (Decrease) in Net Assets	193,377	(75,777)	(16,477)	18,873

Net Assets as of December 31, 2023:	$725,306	$716,695	$530,126	$271,496

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Index 500 Initial Class Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Fidelity® VIP Investment Grade Bond Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$21,929,910	$1,917,332	$4,832,216	$726,071

Investment Income:
Reinvested Dividends	246,316	18,784	82,104	11,845
Investment Expense:
Mortality and Expense Risk and Administrative Charges	240,924	22,242	56,454	8,399

Net Investment Income (Loss)	5,392	(3,458)	25,650	3,446

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	136,252	12,758	218,220	34,972
Realized Gain (Loss) on Investments	2,097,837	109,710	(90,402)	(16,022)

Net Realized Capital Gains (Losses) on Investments	2,234,089	122,468	127,818	18,950
Net Change in Unrealized Appreciation (Depreciation)	(6,231,122)	(482,775)	(806,104)	(123,214)

Net Gain (Loss) on Investment	(3,997,033)	(360,307)	(678,286)	(104,264)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,991,641)	(363,765)	(652,636)	(100,818)

Increase (Decrease) in Net Assets from Contract Transactions	(2,655,795)	(224,682)	(767,395)	(98,548)

Total Increase (Decrease) in Net Assets	(6,647,436)	(588,447)	(1,420,031)	(199,366)

Net Assets as of December 31, 2022:	$15,282,474	$1,328,885	$3,412,185	$526,705

Investment Income:
Reinvested Dividends	230,866	17,990	76,236	11,828
Investment Expense:
Mortality and Expense Risk and Administrative Charges	223,826	20,094	46,062	6,635

Net Investment Income (Loss)	7,040	(2,104)	30,174	5,193

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	152,057	13,475	-	-
Realized Gain (Loss) on Investments	1,615,752	48,964	(115,551)	(18,821)

Net Realized Capital Gains (Losses) on Investments	1,767,809	62,439	(115,551)	(18,821)
Net Change in Unrealized Appreciation (Depreciation)	1,744,894	248,708	223,839	36,790

Net Gain (Loss) on Investment	3,512,703	311,147	108,288	17,969

Net Increase (Decrease) in Net Assets Resulting from Operations	3,519,743	309,043	138,462	23,162

Increase (Decrease) in Net Assets from Contract Transactions	(2,114,998)	(91,898)	(550,019)	(75,857)

Total Increase (Decrease) in Net Assets	1,404,745	217,145	(411,557)	(52,695)

Net Assets as of December 31, 2023:	$16,687,219	$1,546,030	$3,000,628	$474,010

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Overseas Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$4,488,248	$8,427,986	$1,062,900	$2,835,036

Investment Income:
Reinvested Dividends	17,671	18,136	8,014	18,797
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,000	102,140	10,544	37,904

Net Investment Income (Loss)	(32,329)	(84,004)	(2,530)	(19,107)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	238,118	464,862	7,490	102,044
Realized Gain (Loss) on Investments	23,331	20,354	15,735	71,739

Net Realized Capital Gains (Losses) on Investments	261,449	485,216	23,225	173,783
Net Change in Unrealized Appreciation (Depreciation)	(926,265)	(1,748,635)	(292,351)	(379,283)

Net Gain (Loss) on Investment	(664,816)	(1,263,419)	(269,126)	(205,500)

Net Increase (Decrease) in Net Assets Resulting from Operations	(697,145)	(1,347,423)	(271,656)	(224,607)

Increase (Decrease) in Net Assets from Contract Transactions	(484,343)	(654,769)	(83,949)	(507,345)

Total Increase (Decrease) in Net Assets	(1,181,488)	(2,002,192)	(355,605)	(731,952)

Net Assets as of December 31, 2022:	$3,306,760	$6,425,794	$707,295	$2,103,084

Investment Income:
Reinvested Dividends	19,111	22,042	7,441	19,635
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,379	91,542	9,961	34,854

Net Investment Income (Loss)	(26,268)	(69,500)	(2,520)	(15,219)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	87,898	166,689	1,882	82,839
Realized Gain (Loss) on Investments	37,242	23,700	22,988	43,508

Net Realized Capital Gains (Losses) on Investments	125,140	190,389	24,870	126,347
Net Change in Unrealized Appreciation (Depreciation)	313,979	621,092	105,433	271,117

Net Gain (Loss) on Investment	439,119	811,481	130,303	397,464

Net Increase (Decrease) in Net Assets Resulting from Operations	412,851	741,981	127,783	382,245

Increase (Decrease) in Net Assets from Contract Transactions	(338,030)	(1,175,865)	(81,878)	(138,126)

Total Increase (Decrease) in Net Assets	74,821	(433,884)	45,905	244,119

Net Assets as of December 31, 2023:	$3,381,581	$5,991,910	$753,200	$2,347,203

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Rising Dividends Class 2 Shares Subaccount	Franklin Small Cap Value Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$261,989	$3,593,839	$1,834,689	$1,212,722

Investment Income:
Reinvested Dividends	11,735	59,389	12,312	10,648
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,601	45,911	21,780	14,309

Net Investment Income (Loss)	9,134	13,478	(9,468)	(3,661)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,763	358,654	196,445	200,940
Realized Gain (Loss) on Investments	917	8,956	20,322	(32,703)

Net Realized Capital Gains (Losses) on Investments	5,680	367,610	216,767	168,237
Net Change in Unrealized Appreciation (Depreciation)	(30,663)	(689,052)	(422,483)	(300,704)

Net Gain (Loss) on Investment	(24,983)	(321,442)	(205,716)	(132,467)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,849)	(307,964)	(215,184)	(136,128)

Increase (Decrease) in Net Assets from Contract Transactions	(52,567)	(224,822)	(132,545)	(102,096)

Total Increase (Decrease) in Net Assets	(68,416)	(532,786)	(347,729)	(238,224)

Net Assets as of December 31, 2022:	$193,573	$3,061,053	$1,486,960	$974,498

Investment Income:
Reinvested Dividends	6,218	57,276	13,023	5,035
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,381	42,710	20,061	12,516

Net Investment Income (Loss)	4,837	14,566	(7,038)	(7,481)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,538	263,623	149,467	54,588
Realized Gain (Loss) on Investments	1,165	(52,208)	23,978	(38,556)

Net Realized Capital Gains (Losses) on Investments	8,703	211,415	173,445	16,032
Net Change in Unrealized Appreciation (Depreciation)	(3,524)	117,504	(23,400)	92,190

Net Gain (Loss) on Investment	5,179	328,919	150,045	108,222

Net Increase (Decrease) in Net Assets Resulting from Operations	10,016	343,485	143,007	100,741

Increase (Decrease) in Net Assets from Contract Transactions	(76,704)	(232,490)	(255,722)	(104,918)

Total Increase (Decrease) in Net Assets	(66,688)	110,995	(112,715)	(4,177)

Net Assets as of December 31, 2023:	$126,885	$3,172,048	$1,374,245	$970,321

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount	Franklin Templeton Developing Markets Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount

Net Assets as of December 31, 2021:	$6,582,401	$542,392	$1,750,482	$2,689,036

Investment Income:
Reinvested Dividends	-	12,321	46,839	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	63,275	6,734	21,179	28,396

Net Investment Income (Loss)	(63,275)	5,587	25,660	(28,396)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,151,680	35,602	-	541,589
Realized Gain (Loss) on Investments	(203,659)	(7,068)	(8,986)	46,534

Net Realized Capital Gains (Losses) on Investments	948,021	28,534	(8,986)	588,123
Net Change in Unrealized Appreciation (Depreciation)	(3,078,215)	(162,438)	(166,941)	(1,413,865)

Net Gain (Loss) on Investment	(2,130,194)	(133,904)	(175,927)	(825,742)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,193,469)	(128,317)	(150,267)	(854,138)

Increase (Decrease) in Net Assets from Contract Transactions	(643,069)	14,729	(159,288)	(100,926)

Total Increase (Decrease) in Net Assets	(2,836,538)	(113,588)	(309,555)	(955,064)

Net Assets as of December 31, 2022:	$3,745,863	$428,804	$1,440,927	$1,733,972

Investment Income:
Reinvested Dividends	-	9,298	49,178	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,296	6,453	21,166	27,698

Net Investment Income (Loss)	(49,296)	2,845	28,012	(27,698)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	337	-	45,213
Realized Gain (Loss) on Investments	(460,329)	(5,403)	(4,393)	64,124

Net Realized Capital Gains (Losses) on Investments	(460,329)	(5,066)	(4,393)	109,337
Net Change in Unrealized Appreciation (Depreciation)	1,316,366	48,564	241,789	572,350

Net Gain (Loss) on Investment	856,037	43,498	237,396	681,687

Net Increase (Decrease) in Net Assets Resulting from Operations	806,741	46,343	265,408	653,989

Increase (Decrease) in Net Assets from Contract Transactions	(863,207)	(25,950)	(142,163)	(186,838)

Total Increase (Decrease) in Net Assets	(56,466)	20,393	123,245	467,151

Net Assets as of December 31, 2023:	$3,689,397	$449,197	$1,564,172	$2,201,123

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. American Franchise Series II Shares Subaccount	Invesco V.I. American Value Series II Shares Subaccount	Invesco V.I. Capital Appreciation Series I Shares Subaccount	Invesco V.I. Capital Appreciation Series II Shares Subaccount

Net Assets as of December 31, 2021:	$346,446	$281,743	$10,120,569	$701,382

Investment Income:
Reinvested Dividends	-	1,427	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,536	4,762	107,957	7,632

Net Investment Income (Loss)	(3,536)	(3,335)	(107,957)	(7,632)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	73,751	57,796	2,607,171	189,620
Realized Gain (Loss) on Investments	5,583	(1,423)	12,808	3,663

Net Realized Capital Gains (Losses) on Investments	79,334	56,373	2,619,979	193,283
Net Change in Unrealized Appreciation (Depreciation)	(186,252)	(55,706)	(5,637,143)	(405,316)

Net Gain (Loss) on Investment	(106,918)	667	(3,017,164)	(212,033)

Net Increase (Decrease) in Net Assets Resulting from Operations	(110,454)	(2,668)	(3,125,121)	(219,665)

Increase (Decrease) in Net Assets from Contract Transactions	(13,812)	531,097	(692,334)	(27,962)

Total Increase (Decrease) in Net Assets	(124,266)	528,429	(3,817,455)	(247,627)

Net Assets as of December 31, 2022:	$222,180	$810,172	$6,303,114	$453,755

Investment Income:
Reinvested Dividends	-	3,419	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,510	10,433	94,484	7,042

Net Investment Income (Loss)	(3,510)	(7,014)	(94,484)	(7,042)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,595	190,422	-	-
Realized Gain (Loss) on Investments	1,507	(34,241)	(358,134)	(20,402)

Net Realized Capital Gains (Losses) on Investments	8,102	156,181	(358,134)	(20,402)
Net Change in Unrealized Appreciation (Depreciation)	80,403	(42,554)	2,382,424	167,262

Net Gain (Loss) on Investment	88,505	113,627	2,024,290	146,860

Net Increase (Decrease) in Net Assets Resulting from Operations	84,995	106,613	1,929,806	139,818

Increase (Decrease) in Net Assets from Contract Transactions	(8,420)	(10,314)	(820,732)	(59,745)

Total Increase (Decrease) in Net Assets	76,575	96,299	1,109,074	80,073

Net Assets as of December 31, 2023:	$298,755	$906,471	$7,412,188	$533,828

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. Comstock Series II Shares Subaccount	Invesco V.I. Conservative Balanced Series I Shares Subaccount	Invesco V.I. Conservative Balanced Series II Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount

Net Assets as of December 31, 2021:	$1,377,726	$1,291,850	$43,203	$8,214,309

Investment Income:
Reinvested Dividends	16,339	14,835	280	61,088
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,480	15,449	414	96,444

Net Investment Income (Loss)	1,859	(614)	(134)	(35,356)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,257	80,837	1,852	1,038,164
Realized Gain (Loss) on Investments	40,187	10,357	924	(70,311)

Net Realized Capital Gains (Losses) on Investments	77,444	91,194	2,776	967,853
Net Change in Unrealized Appreciation (Depreciation)	(84,940)	(320,152)	(9,865)	(2,670,428)

Net Gain (Loss) on Investment	(7,496)	(228,958)	(7,089)	(1,702,575)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,637)	(229,572)	(7,223)	(1,737,931)

Increase (Decrease) in Net Assets from Contract Transactions	(200,002)	(59,326)	(15,192)	(557,884)

Total Increase (Decrease) in Net Assets	(205,639)	(288,898)	(22,415)	(2,295,815)

Net Assets as of December 31, 2022:	$1,172,087	$1,002,952	$20,788	$5,918,494

Investment Income:
Reinvested Dividends	16,543	19,265	290	45,523
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,559	14,478	233	89,742

Net Investment Income (Loss)	3,984	4,787	57	(44,219)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	119,136	-	-	146,907
Realized Gain (Loss) on Investments	24,190	2,878	(680)	(158,544)

Net Realized Capital Gains (Losses) on Investments	143,326	2,878	(680)	(11,637)
Net Change in Unrealized Appreciation (Depreciation)	(39,648)	99,313	2,518	1,276,898

Net Gain (Loss) on Investment	103,678	102,191	1,838	1,265,261

Net Increase (Decrease) in Net Assets Resulting from Operations	107,662	106,978	1,895	1,221,042

Increase (Decrease) in Net Assets from Contract Transactions	(242,008)	(58,958)	(5,336)	(605,693)

Total Increase (Decrease) in Net Assets	(134,346)	48,020	(3,441)	615,349

Net Assets as of December 31, 2023:	$1,037,741	$1,050,972	$17,347	$6,533,843

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. Core Equity Series II Shares Subaccount	Invesco V.I. Discovery Mid Cap Growth Series II Shares Subaccount	Invesco V.I. Equity and Income Series II Shares Subaccount	Invesco V.I. EQV International Equity Series I Shares Subaccount

Net Assets as of December 31, 2021:	$1,355,162	$220,214	$3,283,159	$480,432

Investment Income:
Reinvested Dividends	6,703	-	42,331	6,543
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,844	1,954	36,204	5,811

Net Investment Income (Loss)	(8,141)	(1,954)	6,127	732

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	168,366	47,120	390,606	41,733
Realized Gain (Loss) on Investments	(1,144)	1,808	51,355	2,043

Net Realized Capital Gains (Losses) on Investments	167,222	48,928	441,961	43,776
Net Change in Unrealized Appreciation (Depreciation)	(442,133)	(116,045)	(738,613)	(136,360)

Net Gain (Loss) on Investment	(274,911)	(67,117)	(296,652)	(92,584)

Net Increase (Decrease) in Net Assets Resulting from Operations	(283,052)	(69,071)	(290,525)	(91,852)

Increase (Decrease) in Net Assets from Contract Transactions	(116,044)	(16,121)	(213,413)	(31,373)

Total Increase (Decrease) in Net Assets	(399,096)	(85,192)	(503,938)	(123,225)

Net Assets as of December 31, 2022:	$956,066	$135,022	$2,779,221	$357,207

Investment Income:
Reinvested Dividends	4,670	-	41,242	745
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,674	1,639	31,758	5,674

Net Investment Income (Loss)	(9,004)	(1,639)	9,484	(4,929)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,199	-	125,211	279
Realized Gain (Loss) on Investments	(58,234)	(11,035)	(28,705)	1,661

Net Realized Capital Gains (Losses) on Investments	(35,035)	(11,035)	96,506	1,940
Net Change in Unrealized Appreciation (Depreciation)	231,857	26,265	99,616	59,607

Net Gain (Loss) on Investment	196,822	15,230	196,122	61,547

Net Increase (Decrease) in Net Assets Resulting from Operations	187,818	13,591	205,606	56,618

Increase (Decrease) in Net Assets from Contract Transactions	(174,876)	(28,324)	(581,332)	(27,678)

Total Increase (Decrease) in Net Assets	12,942	(14,733)	(375,726)	28,940

Net Assets as of December 31, 2023:	$969,008	$120,289	$2,403,495	$386,147

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. EQV International Equity Series II Shares Subaccount	Invesco V.I. Global Series I Shares Subaccount	Invesco V.I. Global Series II Shares Subaccount	Invesco V.I. Global Strategic Income Series I Shares Subaccount

Net Assets as of December 31, 2021:	$68,001	$2,417,890	$152,132	$1,683,488

Investment Income:
Reinvested Dividends	777	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	649	25,301	576	19,351

Net Investment Income (Loss)	128	(25,301)	(576)	(19,351)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,078	302,577	5,418	-
Realized Gain (Loss) on Investments	(73)	24,391	21,784	(115,890)

Net Realized Capital Gains (Losses) on Investments	6,005	326,968	27,202	(115,890)
Net Change in Unrealized Appreciation (Depreciation)	(19,273)	(1,076,878)	(51,293)	(86,095)

Net Gain (Loss) on Investment	(13,268)	(749,910)	(24,091)	(201,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,140)	(775,211)	(24,667)	(221,336)

Increase (Decrease) in Net Assets from Contract Transactions	(2,852)	(70,285)	(99,816)	(276,935)

Total Increase (Decrease) in Net Assets	(15,992)	(845,496)	(124,483)	(498,271)

Net Assets as of December 31, 2022:	$52,009	$1,572,394	$27,649	$1,185,217

Investment Income:
Reinvested Dividends	-	4,140	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	646	26,473	446	15,890

Net Investment Income (Loss)	(646)	(22,333)	(446)	(15,890)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41	209,341	3,856	-
Realized Gain (Loss) on Investments	(389)	7,422	(184)	(36,348)

Net Realized Capital Gains (Losses) on Investments	(348)	216,763	3,672	(36,348)
Net Change in Unrealized Appreciation (Depreciation)	9,344	309,640	5,717	135,049

Net Gain (Loss) on Investment	8,996	526,403	9,389	98,701

Net Increase (Decrease) in Net Assets Resulting from Operations	8,350	504,070	8,943	82,811

Increase (Decrease) in Net Assets from Contract Transactions	(2,965)	(77,205)	(606)	(122,233)

Total Increase (Decrease) in Net Assets	5,385	426,865	8,337	(39,422)

Net Assets as of December 31, 2023:	$57,394	$1,999,259	$35,986	$1,145,795

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. Global Strategic Income Series II Shares Subaccount	Invesco V.I. Government Securities Series I Shares Subaccount	Invesco V.I. Government Securities Series II Shares Subaccount	Invesco V.I. Main Street Series I Shares Subaccount

Net Assets as of December 31, 2021:	$532,788	$334,788	$277,701	$4,616,392

Investment Income:
Reinvested Dividends	-	5,852	4,596	49,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,273	3,829	3,989	53,030

Net Investment Income (Loss)	(6,273)	2,023	607	(3,097)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,287,039
Realized Gain (Loss) on Investments	(40,472)	(6,112)	(3,628)	(21,842)

Net Realized Capital Gains (Losses) on Investments	(40,472)	(6,112)	(3,628)	1,265,197
Net Change in Unrealized Appreciation (Depreciation)	(25,702)	(32,953)	(30,303)	(2,238,023)

Net Gain (Loss) on Investment	(66,174)	(39,065)	(33,931)	(972,826)

Net Increase (Decrease) in Net Assets Resulting from Operations	(72,447)	(37,042)	(33,324)	(975,923)

Increase (Decrease) in Net Assets from Contract Transactions	(114,619)	(31,888)	(3,577)	(600,506)

Total Increase (Decrease) in Net Assets	(187,066)	(68,930)	(36,901)	(1,576,429)

Net Assets as of December 31, 2022:	$345,722	$265,858	$240,800	$3,039,963

Investment Income:
Reinvested Dividends	-	5,333	4,296	27,852
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,928	3,368	3,596	47,675

Net Investment Income (Loss)	(4,928)	1,965	700	(19,823)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	226,469
Realized Gain (Loss) on Investments	(8,650)	(6,786)	(3,131)	(215,818)

Net Realized Capital Gains (Losses) on Investments	(8,650)	(6,786)	(3,131)	10,651
Net Change in Unrealized Appreciation (Depreciation)	36,741	12,921	9,008	641,602

Net Gain (Loss) on Investment	28,091	6,135	5,877	652,253

Net Increase (Decrease) in Net Assets Resulting from Operations	23,163	8,100	6,577	632,430

Increase (Decrease) in Net Assets from Contract Transactions	(29,366)	(27,690)	(13,134)	(298,484)

Total Increase (Decrease) in Net Assets	(6,203)	(19,590)	(6,557)	333,946

Net Assets as of December 31, 2023:	$339,519	$246,268	$234,243	$3,373,909

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. Main Street Series II Shares Subaccount	Invesco V.I. Main Street Mid Cap Series II Shares Subaccount	Invesco V.I. Main Street Small Cap Series II Shares Subaccount	Janus Henderson - Balanced Service Shares Subaccount

Net Assets as of December 31, 2021:	$614,070	$294,844	$62,522	$3,508,365

Investment Income:
Reinvested Dividends	5,903	171	123	30,146
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,584	3,218	861	37,648

Net Investment Income (Loss)	(2,681)	(3,047)	(738)	(7,502)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	205,159	52,249	5,756	76,194
Realized Gain (Loss) on Investments	(1,134)	(8,655)	293	195,585

Net Realized Capital Gains (Losses) on Investments	204,025	43,594	6,049	271,779
Net Change in Unrealized Appreciation (Depreciation)	(339,912)	(85,894)	(16,098)	(844,237)

Net Gain (Loss) on Investment	(135,887)	(42,300)	(10,049)	(572,458)

Net Increase (Decrease) in Net Assets Resulting from Operations	(138,568)	(45,347)	(10,787)	(579,960)

Increase (Decrease) in Net Assets from Contract Transactions	5,356	(29,016)	(6,896)	(428,957)

Total Increase (Decrease) in Net Assets	(133,212)	(74,363)	(17,683)	(1,008,917)

Net Assets as of December 31, 2022:	$480,858	$220,481	$44,839	$2,499,448

Investment Income:
Reinvested Dividends	2,588	91	441	47,142
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,147	2,930	756	36,292

Net Investment Income (Loss)	(5,559)	(2,839)	(315)	10,850

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,951	-	-	-
Realized Gain (Loss) on Investments	(26,041)	(9,519)	(176)	38,550

Net Realized Capital Gains (Losses) on Investments	10,910	(9,519)	(176)	38,550
Net Change in Unrealized Appreciation (Depreciation)	93,404	38,386	7,412	286,739

Net Gain (Loss) on Investment	104,314	28,867	7,236	325,289

Net Increase (Decrease) in Net Assets Resulting from Operations	98,755	26,028	6,921	336,139

Increase (Decrease) in Net Assets from Contract Transactions	(23,682)	(16,799)	(1,744)	(23,046)

Total Increase (Decrease) in Net Assets	75,073	9,229	5,177	313,093

Net Assets as of December 31, 2023:	$555,931	$229,710	$50,016	$2,812,541

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Forty Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	Janus Henderson - Mid Cap Value Service Shares Subaccount

Net Assets as of December 31, 2021:	$1,615,499	$258,868	$1,539,019	$111,888

Investment Income:
Reinvested Dividends	3,673	97	18,353	1,210
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,938	2,664	19,959	1,926

Net Investment Income (Loss)	(16,265)	(2,567)	(1,606)	(716)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	238,841	32,117	135,779	8,239
Realized Gain (Loss) on Investments	42,657	(659)	51,191	316

Net Realized Capital Gains (Losses) on Investments	281,498	31,458	186,970	8,555
Net Change in Unrealized Appreciation (Depreciation)	(547,645)	(118,152)	(508,340)	(16,222)

Net Gain (Loss) on Investment	(266,147)	(86,694)	(321,370)	(7,667)

Net Increase (Decrease) in Net Assets Resulting from Operations	(282,412)	(89,261)	(322,976)	(8,383)

Increase (Decrease) in Net Assets from Contract Transactions	(75,570)	(8,378)	(116,034)	(1,003)

Total Increase (Decrease) in Net Assets	(357,982)	(97,639)	(439,010)	(9,386)

Net Assets as of December 31, 2022:	$1,257,517	$161,229	$1,100,009	$102,502

Investment Income:
Reinvested Dividends	1,166	235	9,116	989
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,227	2,665	19,091	1,899

Net Investment Income (Loss)	(18,061)	(2,430)	(9,975)	(910)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	100,581	-	34,255	2,933
Realized Gain (Loss) on Investments	60,013	1,540	38,978	139

Net Realized Capital Gains (Losses) on Investments	160,594	1,540	73,233	3,072
Net Change in Unrealized Appreciation (Depreciation)	54,213	61,364	195,428	6,977

Net Gain (Loss) on Investment	214,807	62,904	268,661	10,049

Net Increase (Decrease) in Net Assets Resulting from Operations	196,746	60,474	258,686	9,139

Increase (Decrease) in Net Assets from Contract Transactions	(114,333)	(9,073)	(72,624)	(1,911)

Total Increase (Decrease) in Net Assets	82,413	51,401	186,062	7,228

Net Assets as of December 31, 2023:	$1,339,930	$212,630	$1,286,071	$109,730

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Janus Henderson - Overseas Service Shares Subaccount	Janus Henderson - Research Service Shares Subaccount	LVIP JPMorgan Core Bond Standard Shares Subaccount(1)	LVIP JPMorgan Mid Cap Value Standard Shares Subaccount(1)

Net Assets as of December 31, 2021:	$1,219,531	$979,481	$-	$-

Investment Income:
Reinvested Dividends	17,340	4,206	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,488	9,943	-	-

Net Investment Income (Loss)	2,852	(5,737)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	133,127	-	-
Realized Gain (Loss) on Investments	(17,704)	24,811	-	-

Net Realized Capital Gains (Losses) on Investments	(17,704)	157,938	-	-
Net Change in Unrealized Appreciation (Depreciation)	(113,979)	(453,060)	-	-

Net Gain (Loss) on Investment	(131,683)	(295,122)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(128,831)	(300,859)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(117,442)	(96,266)	-	-

Total Increase (Decrease) in Net Assets	(246,273)	(397,125)	-	-

Net Assets as of December 31, 2022:	$973,258	$582,356	$-	$-

Investment Income:
Reinvested Dividends	14,314	428	32,123	17,150
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,977	9,709	29,500	13,093

Net Investment Income (Loss)	337	(9,281)	2,623	4,057

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	2,981	1,552	(12,862)	2,068

Net Realized Capital Gains (Losses) on Investments	2,981	1,552	(12,862)	2,068
Net Change in Unrealized Appreciation (Depreciation)	83,731	244,064	11,116	79,788

Net Gain (Loss) on Investment	86,712	245,616	(1,746)	81,856

Net Increase (Decrease) in Net Assets Resulting from Operations	87,049	236,335	877	85,913

Increase (Decrease) in Net Assets from Contract Transactions	(47,875)	(7,207)	2,067,907	877,914

Total Increase (Decrease) in Net Assets	39,174	229,128	2,068,784	963,827

Net Assets as of December 31, 2023:	$1,012,432	$811,484	$2,068,784	$963,827

See Accompanying Notes. (1) See Footnote 1	37

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	LVIP JPMorgan U.S. Equity Standard Shares Subaccount(1)	MFS® Core Equity Initial Class Subaccount	MFS® Growth Initial Class Subaccount	MFS® Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$-	$49,135	$6,026,084	$1,553,674

Investment Income:
Reinvested Dividends	-	119	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	499	64,399	15,190

Net Investment Income (Loss)	-	(380)	(64,399)	(15,190)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,197	484,540	142,090
Realized Gain (Loss) on Investments	-	1,667	401,861	40,350

Net Realized Capital Gains (Losses) on Investments	-	5,864	886,401	182,440
Net Change in Unrealized Appreciation (Depreciation)	-	(14,209)	(2,713,264)	(671,344)

Net Gain (Loss) on Investment	-	(8,345)	(1,826,863)	(488,904)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(8,725)	(1,891,262)	(504,094)

Increase (Decrease) in Net Assets from Contract Transactions	-	(5,709)	(512,810)	(162,425)

Total Increase (Decrease) in Net Assets	-	(14,434)	(2,404,072)	(666,519)

Net Assets as of December 31, 2022:	$-	$34,701	$3,622,012	$887,155

Investment Income:
Reinvested Dividends	12,141	158	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,702	397	60,951	13,406

Net Investment Income (Loss)	(10,561)	(239)	(60,951)	(13,406)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,080	1,407	310,966	86,101
Realized Gain (Loss) on Investments	20,613	1,336	129,032	23,439

Net Realized Capital Gains (Losses) on Investments	27,693	2,743	439,998	109,540
Net Change in Unrealized Appreciation (Depreciation)	211,184	3,493	790,432	196,042

Net Gain (Loss) on Investment	238,877	6,236	1,230,430	305,582

Net Increase (Decrease) in Net Assets Resulting from Operations	228,316	5,997	1,169,479	292,176

Increase (Decrease) in Net Assets from Contract Transactions	1,409,957	(9,342)	(421,499)	(57,651)

Total Increase (Decrease) in Net Assets	1,638,273	(3,345)	747,980	234,525

Net Assets as of December 31, 2023:	$1,638,273	$31,356	$4,369,992	$1,121,680

See Accompanying Notes. (1) See Footnote 1	38

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	MFS® Massachusetts Investors Growth Stock Initial Class Subaccount	MFS® Massachusetts Investors Growth Stock Service Class Subaccount	MFS® New Discovery Initial Class Subaccount	MFS® New Discovery Service Class Subaccount

Net Assets as of December 31, 2021:	$71,470	$1,584,017	$512,267	$507,625

Investment Income:
Reinvested Dividends	60	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	764	15,970	4,864	5,425

Net Investment Income (Loss)	(704)	(15,970)	(4,864)	(5,425)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,784	177,243	115,743	132,855
Realized Gain (Loss) on Investments	1,201	44,380	(15,410)	(4,803)

Net Realized Capital Gains (Losses) on Investments	8,985	221,623	100,333	128,052
Net Change in Unrealized Appreciation (Depreciation)	(22,388)	(525,948)	(249,901)	(277,889)

Net Gain (Loss) on Investment	(13,403)	(304,325)	(149,568)	(149,837)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,107)	(320,295)	(154,432)	(155,262)

Increase (Decrease) in Net Assets from Contract Transactions	(4,662)	(95,232)	(27,324)	(15,745)

Total Increase (Decrease) in Net Assets	(18,769)	(415,527)	(181,756)	(171,007)

Net Assets as of December 31, 2022:	$52,701	$1,168,490	$330,511	$336,618

Investment Income:
Reinvested Dividends	169	550	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	751	15,020	4,258	5,074

Net Investment Income (Loss)	(582)	(14,470)	(4,258)	(5,074)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,928	59,455	-	-
Realized Gain (Loss) on Investments	734	61,008	(41,350)	(17,614)

Net Realized Capital Gains (Losses) on Investments	3,662	120,463	(41,350)	(17,614)
Net Change in Unrealized Appreciation (Depreciation)	8,389	126,865	85,758	64,225

Net Gain (Loss) on Investment	12,051	247,328	44,408	46,611

Net Increase (Decrease) in Net Assets Resulting from Operations	11,469	232,858	40,150	41,537

Increase (Decrease) in Net Assets from Contract Transactions	(3,075)	(220,942)	(48,000)	(25,560)

Total Increase (Decrease) in Net Assets	8,394	11,916	(7,850)	15,977

Net Assets as of December 31, 2023:	$61,095	$1,180,406	$322,661	$352,595

See Accompanying Notes. (1) See Footnote 1	39

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	MFS® Research Initial Class Subaccount	MFS® Research Service Class Subaccount	MFS® Total Return Initial Class Subaccount	MFS® Total Return Service Class Subaccount

Net Assets as of December 31, 2021:	$1,921,111	$1,373,686	$6,839,712	$3,017,668

Investment Income:
Reinvested Dividends	7,425	2,158	100,791	38,848
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,318	16,097	82,291	40,088

Net Investment Income (Loss)	(14,893)	(13,939)	18,500	(1,240)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	193,790	143,564	504,126	231,033
Realized Gain (Loss) on Investments	56,177	19,528	151,232	44,537

Net Realized Capital Gains (Losses) on Investments	249,967	163,092	655,358	275,570
Net Change in Unrealized Appreciation (Depreciation)	(583,718)	(396,774)	(1,405,965)	(608,477)

Net Gain (Loss) on Investment	(333,751)	(233,682)	(750,607)	(332,907)

Net Increase (Decrease) in Net Assets Resulting from Operations	(348,644)	(247,621)	(732,107)	(334,147)

Increase (Decrease) in Net Assets from Contract Transactions	(172,502)	(100,033)	(669,740)	(208,718)

Total Increase (Decrease) in Net Assets	(521,146)	(347,654)	(1,401,847)	(542,865)

Net Assets as of December 31, 2022:	$1,399,965	$1,026,032	$5,437,865	$2,474,803

Investment Income:
Reinvested Dividends	7,422	2,568	107,291	39,464
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,663	14,714	74,290	32,704

Net Investment Income (Loss)	(13,241)	(12,146)	33,001	6,760

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,436	57,207	223,456	94,191
Realized Gain (Loss) on Investments	22,769	30,020	72,405	66,469

Net Realized Capital Gains (Losses) on Investments	101,205	87,227	295,861	160,660
Net Change in Unrealized Appreciation (Depreciation)	185,727	117,238	128,518	15,458

Net Gain (Loss) on Investment	286,932	204,465	424,379	176,118

Net Increase (Decrease) in Net Assets Resulting from Operations	273,691	192,319	457,380	182,878

Increase (Decrease) in Net Assets from Contract Transactions	(148,070)	(200,719)	(452,272)	(479,291)

Total Increase (Decrease) in Net Assets	125,621	(8,400)	5,108	(296,413)

Net Assets as of December 31, 2023:	$1,525,586	$1,017,632	$5,442,973	$2,178,390

See Accompanying Notes. (1) See Footnote 1	40

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	MFS® Total Return Bond Initial Class Subaccount	MFS® Total Return Bond Service Class Subaccount	MFS® Utilities Initial Class Subaccount	MFS® Utilities Service Class Subaccount

Net Assets as of December 31, 2021:	$168,229	$1,289,630	$5,558,397	$1,010,804

Investment Income:
Reinvested Dividends	4,111	27,451	122,561	21,350
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,983	13,176	70,646	13,827

Net Investment Income (Loss)	2,128	14,275	51,915	7,523

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,732	12,995	194,264	37,538
Realized Gain (Loss) on Investments	(1,372)	(24,831)	164,490	16,935

Net Realized Capital Gains (Losses) on Investments	360	(11,836)	358,754	54,473
Net Change in Unrealized Appreciation (Depreciation)	(27,499)	(193,448)	(450,566)	(75,795)

Net Gain (Loss) on Investment	(27,139)	(205,284)	(91,812)	(21,322)

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,011)	(191,009)	(39,897)	(13,799)

Increase (Decrease) in Net Assets from Contract Transactions	(11,675)	(120,868)	(560,475)	(115,405)

Total Increase (Decrease) in Net Assets	(36,686)	(311,877)	(600,372)	(129,204)

Net Assets as of December 31, 2022:	$131,543	$977,753	$4,958,025	$881,600

Investment Income:
Reinvested Dividends	4,150	27,678	158,670	25,144
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,764	11,084	62,639	11,251

Net Investment Income (Loss)	2,386	16,594	96,031	13,893

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	245,518	42,176
Realized Gain (Loss) on Investments	(2,206)	(46,514)	46,463	16,809

Net Realized Capital Gains (Losses) on Investments	(2,206)	(46,514)	291,981	58,985
Net Change in Unrealized Appreciation (Depreciation)	7,344	79,693	(559,889)	(103,911)

Net Gain (Loss) on Investment	5,138	33,179	(267,908)	(44,926)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,524	49,773	(171,877)	(31,033)

Increase (Decrease) in Net Assets from Contract Transactions	(7,260)	(174,267)	(493,565)	(115,194)

Total Increase (Decrease) in Net Assets	264	(124,494)	(665,442)	(146,227)

Net Assets as of December 31, 2023:	$131,807	$853,259	$4,292,583	$735,373

See Accompanying Notes. (1) See Footnote 1	41

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Putnam VT Core Equity Class IB Shares Subaccount	Putnam VT Diversified Income Class IB Shares Subaccount	Putnam VT Focused International Equity Class IB Shares Subaccount	Putnam VT George Putnam Balanced Class IB Shares Subaccount

Net Assets as of December 31, 2021:	$3,490	$243,420	$930,397	$857,856

Investment Income:
Reinvested Dividends	30	15,522	14,040	6,626
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41	3,483	11,568	10,345

Net Investment Income (Loss)	(11)	12,039	2,472	(3,719)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	789	4,902	318,641	58,152
Realized Gain (Loss) on Investments	(18)	(10,492)	3,557	4,798

Net Realized Capital Gains (Losses) on Investments	771	(5,590)	322,198	62,950
Net Change in Unrealized Appreciation (Depreciation)	(1,347)	(15,609)	(507,294)	(205,125)

Net Gain (Loss) on Investment	(576)	(21,199)	(185,096)	(142,175)

Net Increase (Decrease) in Net Assets Resulting from Operations	(587)	(9,160)	(182,624)	(145,894)

Increase (Decrease) in Net Assets from Contract Transactions	(215)	(21,956)	7,067	(45,570)

Total Increase (Decrease) in Net Assets	(802)	(31,116)	(175,557)	(191,464)

Net Assets as of December 31, 2022:	$2,688	$212,304	$754,840	$666,392

Investment Income:
Reinvested Dividends	1	12,529	5,406	8,289
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7	3,110	11,544	9,547

Net Investment Income (Loss)	(6)	9,419	(6,138)	(1,258)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22	-	-	-
Realized Gain (Loss) on Investments	2	(6,254)	6,589	22,616

Net Realized Capital Gains (Losses) on Investments	24	(6,254)	6,589	22,616
Net Change in Unrealized Appreciation (Depreciation)	228	3,450	128,830	93,648

Net Gain (Loss) on Investment	252	(2,804)	135,419	116,264

Net Increase (Decrease) in Net Assets Resulting from Operations	246	6,615	129,281	115,006

Increase (Decrease) in Net Assets from Contract Transactions	(2,651)	(8,784)	(45,570)	(62,576)

Total Increase (Decrease) in Net Assets	(2,405)	(2,169)	83,711	52,430

Net Assets as of December 31, 2023:	$283	$210,135	$838,551	$718,822

See Accompanying Notes. (1) See Footnote 1	42

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Putnam VT Global Health Care Class IB Shares Subaccount	Putnam VT Government Money Market Class IB Shares Subaccount	Putnam VT Income Class IB Shares Subaccount	Putnam VT International Equity Class IB Shares Subaccount

Net Assets as of December 31, 2021:	$196,061	$2,072,030	$163,373	$102,923

Investment Income:
Reinvested Dividends	719	22,612	8,223	1,322
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,616	28,686	1,839	1,095

Net Investment Income (Loss)	(1,897)	(6,074)	6,384	227

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,318	-	-	9,464
Realized Gain (Loss) on Investments	(1,884)	-	(871)	(6,454)

Net Realized Capital Gains (Losses) on Investments	14,434	-	(871)	3,010
Net Change in Unrealized Appreciation (Depreciation)	(24,406)	-	(29,778)	(22,846)

Net Gain (Loss) on Investment	(9,972)	-	(30,649)	(19,836)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,869)	(6,074)	(24,265)	(19,609)

Increase (Decrease) in Net Assets from Contract Transactions	(8,276)	(354,495)	(1,567)	(32,483)

Total Increase (Decrease) in Net Assets	(20,145)	(360,569)	(25,832)	(52,092)

Net Assets as of December 31, 2022:	$175,916	$1,711,461	$137,541	$50,831

Investment Income:
Reinvested Dividends	516	75,196	7,678	20
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,560	24,572	1,686	755

Net Investment Income (Loss)	(2,044)	50,624	5,992	(735)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,666	-	-	-
Realized Gain (Loss) on Investments	(625)	-	(1,327)	289

Net Realized Capital Gains (Losses) on Investments	13,041	-	(1,327)	289
Net Change in Unrealized Appreciation (Depreciation)	1,852	-	(17)	8,929

Net Gain (Loss) on Investment	14,893	-	(1,344)	9,218

Net Increase (Decrease) in Net Assets Resulting from Operations	12,849	50,624	4,648	8,483

Increase (Decrease) in Net Assets from Contract Transactions	(7,264)	165,142	(2,710)	(1,461)

Total Increase (Decrease) in Net Assets	5,585	215,766	1,938	7,022

Net Assets as of December 31, 2023:	$181,501	$1,927,227	$139,479	$57,853

See Accompanying Notes. (1) See Footnote 1	43

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Putnam VT Large Cap Growth Class IB Shares Subaccount	Putnam VT Large Cap Value Class IB Shares Subaccount	Putnam VT Research Class IB Shares Subaccount	Putnam VT Sustainable Leaders Class IB Shares Subaccount

Net Assets as of December 31, 2021:	$1,112,233	$3,461,996	$177,387	$11,906

Investment Income:
Reinvested Dividends	-	48,900	853	48
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,311	46,549	2,269	114

Net Investment Income (Loss)	(12,311)	2,351	(1,416)	(66)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	145,372	283,302	10,680	1,340
Realized Gain (Loss) on Investments	75,862	135,212	1,565	329

Net Realized Capital Gains (Losses) on Investments	221,234	418,514	12,245	1,669
Net Change in Unrealized Appreciation (Depreciation)	(543,675)	(580,950)	(43,590)	(4,304)

Net Gain (Loss) on Investment	(322,441)	(162,436)	(31,345)	(2,635)

Net Increase (Decrease) in Net Assets Resulting from Operations	(334,752)	(160,085)	(32,761)	(2,701)

Increase (Decrease) in Net Assets from Contract Transactions	(174,700)	(110,553)	(719)	(916)

Total Increase (Decrease) in Net Assets	(509,452)	(270,638)	(33,480)	(3,617)

Net Assets as of December 31, 2022:	$602,781	$3,191,358	$143,907	$8,289

Investment Income:
Reinvested Dividends	-	56,904	1,278	43
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,794	39,882	2,395	108

Net Investment Income (Loss)	(10,794)	17,022	(1,117)	(65)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,860	159,513	-	264
Realized Gain (Loss) on Investments	10,809	135,551	1,717	100

Net Realized Capital Gains (Losses) on Investments	20,669	295,064	1,717	364
Net Change in Unrealized Appreciation (Depreciation)	240,964	73,416	38,074	1,582

Net Gain (Loss) on Investment	261,633	368,480	39,791	1,946

Net Increase (Decrease) in Net Assets Resulting from Operations	250,839	385,502	38,674	1,881

Increase (Decrease) in Net Assets from Contract Transactions	(24,973)	(644,236)	(777)	(708)

Total Increase (Decrease) in Net Assets	225,866	(258,734)	37,897	1,173

Net Assets as of December 31, 2023:	$828,647	$2,932,624	$181,804	$9,462

See Accompanying Notes. (1) See Footnote 1	44

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon Bond Initial Class Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Initial Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount

Net Assets as of December 31, 2021:	$9,185,424	$5,631,572	$1,850,509	$4,256,233

Investment Income:
Reinvested Dividends	179,637	89,984	46,948	184,065
Investment Expense:
Mortality and Expense Risk and Administrative Charges	113,986	46,043	25,365	60,764

Net Investment Income (Loss)	65,651	43,941	21,583	123,301

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	7,463	-
Realized Gain (Loss) on Investments	(389,800)	(321,445)	(18,317)	(143,434)

Net Realized Capital Gains (Losses) on Investments	(389,800)	(321,445)	(10,854)	(143,434)
Net Change in Unrealized Appreciation (Depreciation)	(1,064,866)	(543,901)	(265,890)	(496,882)

Net Gain (Loss) on Investment	(1,454,666)	(865,346)	(276,744)	(640,316)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,389,015)	(821,405)	(255,161)	(517,015)

Increase (Decrease) in Net Assets from Contract Transactions	(1,595,810)	(1,445,259)	(105,847)	(936,333)

Total Increase (Decrease) in Net Assets	(2,984,825)	(2,266,664)	(361,008)	(1,453,348)

Net Assets as of December 31, 2022:	$6,200,599	$3,364,908	$1,489,501	$2,802,885

Investment Income:
Reinvested Dividends	61,232	18,814	39,431	125,296
Investment Expense:
Mortality and Expense Risk and Administrative Charges	101,917	32,912	22,694	50,671

Net Investment Income (Loss)	(40,685)	(14,098)	16,737	74,625

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(260,034)	(204,767)	(29,672)	(113,285)

Net Realized Capital Gains (Losses) on Investments	(260,034)	(204,767)	(29,672)	(113,285)
Net Change in Unrealized Appreciation (Depreciation)	571,779	358,850	75,067	267,655

Net Gain (Loss) on Investment	311,745	154,083	45,395	154,370

Net Increase (Decrease) in Net Assets Resulting from Operations	271,060	139,985	62,132	228,995

Increase (Decrease) in Net Assets from Contract Transactions	(29,822)	(762,416)	(113,250)	(285,221)

Total Increase (Decrease) in Net Assets	241,238	(622,431)	(51,118)	(56,226)

Net Assets as of December 31, 2023:	$6,441,837	$2,742,477	$1,438,383	$2,746,659

See Accompanying Notes. (1) See Footnote 1	45

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount

Net Assets as of December 31, 2021:	$379,575	$13,619,172	$2,412,027	$2,082,552

Investment Income:
Reinvested Dividends	17,713	252,486	34,856	22,437
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,304	186,404	20,395	41,833

Net Investment Income (Loss)	14,409	66,082	14,461	(19,396)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	409,684	65,837	-
Realized Gain (Loss) on Investments	(8,722)	100,948	47,348	(295,213)

Net Realized Capital Gains (Losses) on Investments	(8,722)	510,632	113,185	(295,213)
Net Change in Unrealized Appreciation (Depreciation)	(50,139)	(2,395,175)	(427,492)	(58,215)

Net Gain (Loss) on Investment	(58,861)	(1,884,543)	(314,307)	(353,428)

Net Increase (Decrease) in Net Assets Resulting from Operations	(44,452)	(1,818,461)	(299,846)	(372,824)

Increase (Decrease) in Net Assets from Contract Transactions	(56,753)	(1,131,085)	(329,849)	138,928

Total Increase (Decrease) in Net Assets	(101,205)	(2,949,546)	(629,695)	(233,896)

Net Assets as of December 31, 2022:	$278,370	$10,669,626	$1,782,332	$1,848,656

Investment Income:
Reinvested Dividends	11,493	229,064	31,195	36,547
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,732	166,692	16,977	43,923

Net Investment Income (Loss)	8,761	62,372	14,218	(7,376)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(3,934)	15,398	(19,934)	(62,489)

Net Realized Capital Gains (Losses) on Investments	(3,934)	15,398	(19,934)	(62,489)
Net Change in Unrealized Appreciation (Depreciation)	21,001	365,379	76,329	102,359

Net Gain (Loss) on Investment	17,067	380,777	56,395	39,870

Net Increase (Decrease) in Net Assets Resulting from Operations	25,828	443,149	70,613	32,494

Increase (Decrease) in Net Assets from Contract Transactions	(17,349)	(619,862)	(219,125)	278,444

Total Increase (Decrease) in Net Assets	8,479	(176,713)	(148,512)	310,938

Net Assets as of December 31, 2023:	$286,849	$10,492,913	$1,633,820	$2,159,594

See Accompanying Notes. (1) See Footnote 1	46

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,578,557	$7,961,816	$6,326,418	$1,644,342

Investment Income:
Reinvested Dividends	23,684	122,784	83,493	23,485
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,411	163,153	66,803	22,738

Net Investment Income (Loss)	(5,727)	(40,369)	16,690	747

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	51,111
Realized Gain (Loss) on Investments	(87,292)	-	-	(30,512)

Net Realized Capital Gains (Losses) on Investments	(87,292)	-	-	20,599
Net Change in Unrealized Appreciation (Depreciation)	(217,452)	-	-	(265,531)

Net Gain (Loss) on Investment	(304,744)	-	-	(244,932)

Net Increase (Decrease) in Net Assets Resulting from Operations	(310,471)	(40,369)	16,690	(244,185)

Increase (Decrease) in Net Assets from Contract Transactions	1,783,011	698,923	(1,032,498)	(261,576)

Total Increase (Decrease) in Net Assets	1,472,540	658,554	(1,015,808)	(505,761)

Net Assets as of December 31, 2022:	$3,051,097	$8,620,370	$5,310,610	$1,138,581

Investment Income:
Reinvested Dividends	39,604	322,000	190,858	26,122
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,899	133,191	47,708	19,719

Net Investment Income (Loss)	7,705	188,809	143,150	6,403

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	17,766
Realized Gain (Loss) on Investments	(118,352)	-	-	(14,272)

Net Realized Capital Gains (Losses) on Investments	(118,352)	-	-	3,494
Net Change in Unrealized Appreciation (Depreciation)	180,128	-	-	73,048

Net Gain (Loss) on Investment	61,776	-	-	76,542

Net Increase (Decrease) in Net Assets Resulting from Operations	69,481	188,809	143,150	82,945

Increase (Decrease) in Net Assets from Contract Transactions	(769,236)	(2,366,864)	(1,410,436)	(60,100)

Total Increase (Decrease) in Net Assets	(699,755)	(2,178,055)	(1,267,286)	22,845

Net Assets as of December 31, 2023:	$2,351,342	$6,442,315	$4,043,324	$1,161,426

See Accompanying Notes. (1) See Footnote 1	47

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount	TA BlackRock Real Estate Securities Service Class Subaccount	TA International Focus Initial Class Subaccount

Net Assets as of December 31, 2021:	$433,905	$475,080	$287,677	$1,536,548

Investment Income:
Reinvested Dividends	5,601	12,192	5,997	29,410
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,886	6,138	1,943	18,493

Net Investment Income (Loss)	1,715	6,054	4,054	10,917

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,626	-	-	51,500
Realized Gain (Loss) on Investments	(2,117)	(27,215)	(4,169)	4,245

Net Realized Capital Gains (Losses) on Investments	12,509	(27,215)	(4,169)	55,745
Net Change in Unrealized Appreciation (Depreciation)	(78,127)	(131,179)	(76,874)	(359,063)

Net Gain (Loss) on Investment	(65,618)	(158,394)	(81,043)	(303,318)

Net Increase (Decrease) in Net Assets Resulting from Operations	(63,903)	(152,340)	(76,989)	(292,401)

Increase (Decrease) in Net Assets from Contract Transactions	(44,643)	(26,694)	(34,009)	(372,729)

Total Increase (Decrease) in Net Assets	(108,546)	(179,034)	(110,998)	(665,130)

Net Assets as of December 31, 2022:	$325,359	$296,046	$176,679	$871,418

Investment Income:
Reinvested Dividends	6,345	20,446	9,458	17,640
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,431	5,493	1,625	16,087

Net Investment Income (Loss)	2,914	14,953	7,833	1,553

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,952	-	-	-
Realized Gain (Loss) on Investments	(6,544)	(24,662)	(2,110)	(5,052)

Net Realized Capital Gains (Losses) on Investments	(1,592)	(24,662)	(2,110)	(5,052)
Net Change in Unrealized Appreciation (Depreciation)	22,887	30,682	15,594	91,526

Net Gain (Loss) on Investment	21,295	6,020	13,484	86,474

Net Increase (Decrease) in Net Assets Resulting from Operations	24,209	20,973	21,317	88,027

Increase (Decrease) in Net Assets from Contract Transactions	(33,348)	(21,432)	3,511	(57,243)

Total Increase (Decrease) in Net Assets	(9,139)	(459)	24,828	30,784

Net Assets as of December 31, 2023:	$316,220	$295,587	$201,507	$902,202

See Accompanying Notes. (1) See Footnote 1	48

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA International Focus Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount

Net Assets as of December 31, 2021:	$889,230	$10,372,495	$815,131	$12,486,252

Investment Income:
Reinvested Dividends	19,423	-	-	581,421
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,052	125,090	7,229	172,436

Net Investment Income (Loss)	13,371	(125,090)	(7,229)	408,985

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,866	1,293,202	111,762	957,182
Realized Gain (Loss) on Investments	4,010	312,702	6,637	(48,798)

Net Realized Capital Gains (Losses) on Investments	41,876	1,605,904	118,399	908,384
Net Change in Unrealized Appreciation (Depreciation)	(238,605)	(3,333,085)	(254,226)	(3,356,428)

Net Gain (Loss) on Investment	(196,729)	(1,727,181)	(135,827)	(2,448,044)

Net Increase (Decrease) in Net Assets Resulting from Operations	(183,358)	(1,852,271)	(143,056)	(2,039,059)

Increase (Decrease) in Net Assets from Contract Transactions	(32,626)	(814,311)	(20,206)	(803,745)

Total Increase (Decrease) in Net Assets	(215,984)	(2,666,582)	(163,262)	(2,842,804)

Net Assets as of December 31, 2022:	$673,246	$7,705,913	$651,869	$9,643,448

Investment Income:
Reinvested Dividends	12,645	-	-	215,641
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,083	117,751	5,481	151,605

Net Investment Income (Loss)	6,562	(117,751)	(5,481)	64,036

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,398,413	79,483	-
Realized Gain (Loss) on Investments	164	12,238	5,359	(318,949)

Net Realized Capital Gains (Losses) on Investments	164	1,410,651	84,842	(318,949)
Net Change in Unrealized Appreciation (Depreciation)	69,358	(151,764)	(2,239)	747,382

Net Gain (Loss) on Investment	69,522	1,258,887	82,603	428,433

Net Increase (Decrease) in Net Assets Resulting from Operations	76,084	1,141,136	77,122	492,469

Increase (Decrease) in Net Assets from Contract Transactions	(1,628)	(512,237)	(264,424)	(474,972)

Total Increase (Decrease) in Net Assets	74,456	628,899	(187,302)	17,497

Net Assets as of December 31, 2023:	$747,702	$8,334,812	$464,567	$9,660,945

See Accompanying Notes. (1) See Footnote 1	49

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount

Net Assets as of December 31, 2021:	$23,899,316	$12,101,852	$11,636,639	$24,327,651

Investment Income:
Reinvested Dividends	1,025,956	582,965	508,361	1,010,770
Investment Expense:
Mortality and Expense Risk and Administrative Charges	234,085	145,620	120,463	315,660

Net Investment Income (Loss)	791,871	437,345	387,898	695,110

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,789,427	1,951,929	1,795,451	1,868,249
Realized Gain (Loss) on Investments	(324,461)	(379,160)	52,266	192,667

Net Realized Capital Gains (Losses) on Investments	1,464,966	1,572,769	1,847,717	2,060,916
Net Change in Unrealized Appreciation (Depreciation)	(6,038,618)	(4,854,501)	(4,955,388)	(6,755,174)

Net Gain (Loss) on Investment	(4,573,652)	(3,281,732)	(3,107,671)	(4,694,258)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,781,781)	(2,844,387)	(2,719,773)	(3,999,148)

Increase (Decrease) in Net Assets from Contract Transactions	(3,235,299)	(1,932,012)	(1,090,296)	(3,165,202)

Total Increase (Decrease) in Net Assets	(7,017,080)	(4,776,399)	(3,810,069)	(7,164,350)

Net Assets as of December 31, 2022:	$16,882,236	$7,325,453	$7,826,570	$17,163,301

Investment Income:
Reinvested Dividends	292,490	121,051	113,915	343,388
Investment Expense:
Mortality and Expense Risk and Administrative Charges	181,886	112,354	104,944	270,112

Net Investment Income (Loss)	110,604	8,697	8,971	73,276

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	98,661	109,738	124,006
Realized Gain (Loss) on Investments	(1,040,215)	(320,536)	(322,759)	(312,748)

Net Realized Capital Gains (Losses) on Investments	(1,040,215)	(221,875)	(213,021)	(188,742)
Net Change in Unrealized Appreciation (Depreciation)	1,684,992	1,431,858	1,539,439	1,281,806

Net Gain (Loss) on Investment	644,777	1,209,983	1,326,418	1,093,064

Net Increase (Decrease) in Net Assets Resulting from Operations	755,381	1,218,680	1,335,389	1,166,340

Increase (Decrease) in Net Assets from Contract Transactions	(3,688,207)	(1,209,171)	(1,036,862)	(1,735,595)

Total Increase (Decrease) in Net Assets	(2,932,826)	9,509	298,527	(569,255)

Net Assets as of December 31, 2023:	$13,949,410	$7,334,962	$8,125,097	$16,594,046

See Accompanying Notes. (1) See Footnote 1	50

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of December 31, 2021:	$55,668,430	$34,803,614	$122,884,732	$5,171,395

Investment Income:
Reinvested Dividends	2,290,201	1,499,968	5,046,006	24,753
Investment Expense:
Mortality and Expense Risk and Administrative Charges	534,179	450,303	1,155,894	73,142

Net Investment Income (Loss)	1,756,022	1,049,665	3,890,112	(48,389)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,490,094	3,832,050	13,685,953	436,488
Realized Gain (Loss) on Investments	(45,787)	226,555	382,172	250,332

Net Realized Capital Gains (Losses) on Investments	4,444,307	4,058,605	14,068,125	686,820
Net Change in Unrealized Appreciation (Depreciation)	(15,453,301)	(11,433,103)	(40,023,981)	(1,636,344)

Net Gain (Loss) on Investment	(11,008,994)	(7,374,498)	(25,955,856)	(949,524)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,252,972)	(6,324,833)	(22,065,744)	(997,913)

Increase (Decrease) in Net Assets from Contract Transactions	(6,678,415)	(2,782,997)	(12,941,586)	(860,646)

Total Increase (Decrease) in Net Assets	(15,931,387)	(9,107,830)	(35,007,330)	(1,858,559)

Net Assets as of December 31, 2022:	$39,737,043	$25,695,784	$87,877,402	$3,312,836

Investment Income:
Reinvested Dividends	675,529	495,289	1,438,907	28,289
Investment Expense:
Mortality and Expense Risk and Administrative Charges	429,385	399,266	974,845	67,582

Net Investment Income (Loss)	246,144	96,023	464,062	(39,293)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	282,277	1,096,094	3,721,571	162,744
Realized Gain (Loss) on Investments	(1,520,626)	(554,647)	(3,632,222)	(43,461)

Net Realized Capital Gains (Losses) on Investments	(1,238,349)	541,447	89,349	119,283
Net Change in Unrealized Appreciation (Depreciation)	3,619,726	1,902,466	7,841,580	678,881

Net Gain (Loss) on Investment	2,381,377	2,443,913	7,930,929	798,164

Net Increase (Decrease) in Net Assets Resulting from Operations	2,627,521	2,539,936	8,394,991	758,871

Increase (Decrease) in Net Assets from Contract Transactions	(6,205,289)	(2,347,620)	(13,999,450)	(615,563)

Total Increase (Decrease) in Net Assets	(3,577,768)	192,316	(5,604,459)	143,308

Net Assets as of December 31, 2023:	$36,159,275	$25,888,100	$82,272,943	$3,456,144

See Accompanying Notes. (1) See Footnote 1	51

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount

Net Assets as of December 31, 2021:	$786,561	$367,266	$8,726,526	$1,633,164

Investment Income:
Reinvested Dividends	2,462	19,189	330,394	11,981
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,451	4,845	75,047	24,211

Net Investment Income (Loss)	(2,989)	14,344	255,347	(12,230)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	73,159	31,459	579,238	268,290
Realized Gain (Loss) on Investments	26,737	(5,740)	132,312	13,467

Net Realized Capital Gains (Losses) on Investments	99,896	25,719	711,550	281,757
Net Change in Unrealized Appreciation (Depreciation)	(235,433)	(118,659)	(2,529,324)	(419,581)

Net Gain (Loss) on Investment	(135,537)	(92,940)	(1,817,774)	(137,824)

Net Increase (Decrease) in Net Assets Resulting from Operations	(138,526)	(78,596)	(1,562,427)	(150,054)

Increase (Decrease) in Net Assets from Contract Transactions	(78,793)	24,509	(1,033,877)	(113,366)

Total Increase (Decrease) in Net Assets	(217,319)	(54,087)	(2,596,304)	(263,420)

Net Assets as of December 31, 2022:	$569,242	$313,179	$6,130,222	$1,369,744

Investment Income:
Reinvested Dividends	4,921	5,143	76,019	19,625
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,049	4,212	61,407	21,976

Net Investment Income (Loss)	(2,128)	931	14,612	(2,351)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,631	-	-	120,408
Realized Gain (Loss) on Investments	6,938	(1,804)	51,096	(25,135)

Net Realized Capital Gains (Losses) on Investments	46,569	(1,804)	51,096	95,273
Net Change in Unrealized Appreciation (Depreciation)	134,661	24,466	354,256	22,272

Net Gain (Loss) on Investment	181,230	22,662	405,352	117,545

Net Increase (Decrease) in Net Assets Resulting from Operations	179,102	23,593	419,964	115,194

Increase (Decrease) in Net Assets from Contract Transactions	176,886	(10,800)	(914,847)	(99,191)

Total Increase (Decrease) in Net Assets	355,988	12,793	(494,883)	16,003

Net Assets as of December 31, 2023:	$925,230	$325,972	$5,635,339	$1,385,747

See Accompanying Notes. (1) See Footnote 1	52

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount

Net Assets as of December 31, 2021:	$709,200	$859,624	$3,773,835	$24,977,434

Investment Income:
Reinvested Dividends	11,524	10,948	35,503	177,756
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,412	9,284	53,861	211,780

Net Investment Income (Loss)	3,112	1,664	(18,358)	(34,024)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65,336	74,453	352,175	2,342,724
Realized Gain (Loss) on Investments	(2,654)	(10,474)	109,811	703,814

Net Realized Capital Gains (Losses) on Investments	62,682	63,979	461,986	3,046,538
Net Change in Unrealized Appreciation (Depreciation)	(175,807)	(201,492)	(1,083,429)	(7,053,358)

Net Gain (Loss) on Investment	(113,125)	(137,513)	(621,443)	(4,006,820)

Net Increase (Decrease) in Net Assets Resulting from Operations	(110,013)	(135,849)	(639,801)	(4,040,844)

Increase (Decrease) in Net Assets from Contract Transactions	(71,897)	(119,100)	(470,335)	(3,863,411)

Total Increase (Decrease) in Net Assets	(181,910)	(254,949)	(1,110,136)	(7,904,255)

Net Assets as of December 31, 2022:	$527,290	$604,675	$2,663,699	$17,073,179

Investment Income:
Reinvested Dividends	9,760	9,050	41,815	235,625
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,090	7,609	46,597	188,645

Net Investment Income (Loss)	2,670	1,441	(4,782)	46,980

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	88,376	602,649
Realized Gain (Loss) on Investments	(11,526)	(26,932)	24,093	103,278

Net Realized Capital Gains (Losses) on Investments	(11,526)	(26,932)	112,469	705,927
Net Change in Unrealized Appreciation (Depreciation)	45,169	62,467	306,968	2,073,188

Net Gain (Loss) on Investment	33,643	35,535	419,437	2,779,115

Net Increase (Decrease) in Net Assets Resulting from Operations	36,313	36,976	414,655	2,826,095

Increase (Decrease) in Net Assets from Contract Transactions	(50,927)	(105,247)	(326,537)	(1,346,545)

Total Increase (Decrease) in Net Assets	(14,614)	(68,271)	88,118	1,479,550

Net Assets as of December 31, 2023:	$512,676	$536,404	$2,751,817	$18,552,729

See Accompanying Notes. (1) See Footnote 1	53

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount

Net Assets as of December 31, 2021:	$3,921,327	$3,207,903	$535,984	$919,239

Investment Income:
Reinvested Dividends	21,288	-	-	25,794
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53,842	39,218	4,728	13,446

Net Investment Income (Loss)	(32,554)	(39,218)	(4,728)	12,348

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	547,363	806,938	194,430	30,460
Realized Gain (Loss) on Investments	7,501	10,437	1,056	22,494

Net Realized Capital Gains (Losses) on Investments	554,864	817,375	195,486	52,954
Net Change in Unrealized Appreciation (Depreciation)	(899,945)	(1,513,762)	(311,882)	(201,867)

Net Gain (Loss) on Investment	(345,081)	(696,387)	(116,396)	(148,913)

Net Increase (Decrease) in Net Assets Resulting from Operations	(377,635)	(735,605)	(121,124)	(136,565)

Increase (Decrease) in Net Assets from Contract Transactions	(220,181)	(270,921)	144,420	(95,238)

Total Increase (Decrease) in Net Assets	(597,816)	(1,006,526)	23,296	(231,803)

Net Assets as of December 31, 2022:	$3,323,511	$2,201,377	$559,280	$687,436

Investment Income:
Reinvested Dividends	34,820	-	-	8,812
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,135	35,960	5,933	14,653

Net Investment Income (Loss)	(15,315)	(35,960)	(5,933)	(5,841)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	320,268	80,862	29,673	-
Realized Gain (Loss) on Investments	(3,241)	(294,955)	(6,603)	(1,613)

Net Realized Capital Gains (Losses) on Investments	317,027	(214,093)	23,070	(1,613)
Net Change in Unrealized Appreciation (Depreciation)	39,295	633,745	97,185	91,879

Net Gain (Loss) on Investment	356,322	419,652	120,255	90,266

Net Increase (Decrease) in Net Assets Resulting from Operations	341,007	383,692	114,322	84,425

Increase (Decrease) in Net Assets from Contract Transactions	(186,041)	(426,244)	27,967	(7,556)

Total Increase (Decrease) in Net Assets	154,966	(42,552)	142,289	76,869

Net Assets as of December 31, 2023:	$3,478,477	$2,158,825	$701,569	$764,305

See Accompanying Notes. (1) See Footnote 1	54

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2021:	$527,518	$41,899,264	$6,666,775	$1,753,789

Investment Income:
Reinvested Dividends	13,328	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,767	466,787	55,842	15,504

Net Investment Income (Loss)	8,561	(466,787)	(55,842)	(15,504)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,242	5,205,223	855,058	444,172
Realized Gain (Loss) on Investments	3,657	877,104	209,013	(159,864)

Net Realized Capital Gains (Losses) on Investments	20,899	6,082,327	1,064,071	284,308
Net Change in Unrealized Appreciation (Depreciation)	(110,817)	(18,840,376)	(3,086,162)	(866,044)

Net Gain (Loss) on Investment	(89,918)	(12,758,049)	(2,022,091)	(581,736)

Net Increase (Decrease) in Net Assets Resulting from Operations	(81,357)	(13,224,836)	(2,077,933)	(597,240)

Increase (Decrease) in Net Assets from Contract Transactions	(45,509)	(2,729,358)	(360,225)	(66,218)

Total Increase (Decrease) in Net Assets	(126,866)	(15,954,194)	(2,438,158)	(663,458)

Net Assets as of December 31, 2022:	$400,652	$25,945,070	$4,228,617	$1,090,331

Investment Income:
Reinvested Dividends	3,423	15,102	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,785	530,010	57,352	13,189

Net Investment Income (Loss)	(1,362)	(514,908)	(57,352)	(13,189)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,063,607	161,115	-
Realized Gain (Loss) on Investments	3,821	786,047	(27,271)	(262,201)

Net Realized Capital Gains (Losses) on Investments	3,821	1,849,654	133,844	(262,201)
Net Change in Unrealized Appreciation (Depreciation)	54,973	10,226,698	1,645,319	470,927

Net Gain (Loss) on Investment	58,794	12,076,352	1,779,163	208,726

Net Increase (Decrease) in Net Assets Resulting from Operations	57,432	11,561,444	1,721,811	195,537

Increase (Decrease) in Net Assets from Contract Transactions	22,508	4,484,408	17,963	(289,245)

Total Increase (Decrease) in Net Assets	79,940	16,045,852	1,739,774	(93,708)

Net Assets as of December 31, 2023:	$480,592	$41,990,922	$5,968,391	$996,623

See Accompanying Notes. (1) See Footnote 1	55

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization

Retirement Builder Variable Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of The Atlas Portfolio BuilderSM Variable Annuity, Immediate Income BuilderSM, Immediate Income BuilderSM II, Transamerica AccessSM Variable Annuity, Retirement Income Builder® Variable Annuity, Retirement Income Builder II® Variable Annuity, Portfolio SelectSM Variable Annuity, Privilege SelectSM Variable Annuity, Principal-PlusSM Variable Annuity, Premier Asset BuilderSM Variable Annuity, Retirement Income Builder® - BAI Variable Annuity, Transamerica Preferred AdvantageSM Variable Annuity, The One Income AnnuitySM, Transamerica PrincipiumSM Variable Annuity, Huntington Allstar SelectSM Variable Annuity, Transamerica Opportunity Builder Variable Annuity and Transamerica Traditions Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Portfolio Class B Shares
AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Portfolio Class B Shares
Allspring Variable Trust	Allspring Variable Trust
Allspring VT Discovery All Cap Growth Class 1 Shares	Allspring VT Discovery All Cap Growth Fund Class 1 Shares
Allspring VT Discovery All Cap Growth Class 2 Shares	Allspring VT Discovery All Cap Growth Fund Class 2 Shares
Allspring VT International Equity Class 1 Shares	Allspring VT International Equity Fund Class 1 Shares
Allspring VT International Equity Class 2 Shares	Allspring VT International Equity Fund Class 2 Shares
Allspring VT Opportunity Class 1 Shares	Allspring VT Opportunity Fund Class 1 Shares
Allspring VT Opportunity Class 2 Shares	Allspring VT Opportunity Fund Class 2 Shares
Allspring VT Small Cap Growth Class 1 Shares	Allspring VT Small Cap Growth Fund Class 1 Shares
Allspring VT Small Cap Growth Class 2 Shares	Allspring VT Small Cap Growth Fund Class 2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Dividend Opportunity Class 1 Shares	Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Shares
Columbia - Income Opportunity Class 1 Shares	Columbia Variable Portfolio - Income Opportunity Fund Class 1 Shares
Columbia - Large Cap Growth Class 1 Shares	Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Shares
Columbia - Overseas Core Class 2 Shares	Columbia Variable Portfolio - Overseas Core Fund Class 2 Shares
Columbia - Select Mid Cap Growth Class 1 Shares	Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 1 Shares
Columbia - Select Mid Cap Value Class 1 Shares	Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Shares
Columbia - Small Cap Value Class 1 Shares	Columbia Variable Portfolio - Small Cap Value Fund Class 1 Shares
Columbia - Small Company Growth Class 1 Shares	Columbia Variable Portfolio - Small Company Growth Fund Class 1 Shares
Columbia - Strategic Income Class 1 Shares	Columbia Variable Portfolio - Strategic Income Fund Class 1 Shares

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
CTIVP® - Principal Blue Chip Growth Class 1 Shares	CTIVP® - Principal Blue Chip Growth Fund Class 1 Shares
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Fund Primary Shares
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Kaufmann II Service Shares	Federated Kaufmann II Fund Service Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Federated Hermes Managed Volatility II Service Shares	Federated Hermes Managed Volatility II Fund Service Shares
Federated Hermes Quality Bond II Primary Shares	Federated Hermes Quality Bond II Fund Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP Asset Manager: Growth Portfolio Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Government Money Market Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth & Income Service Class 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Fidelity® VIP Growth Opportunities Service Class	Fidelity® VIP Growth Opportunities Portfolio Service Class
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP High Income Service Class	Fidelity® VIP High Income Portfolio Service Class
Fidelity® VIP High Income Service Class 2	Fidelity® VIP High Income Portfolio Service Class 2
Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Investment Grade Bond Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Rising Dividends Class 2 Shares	Franklin Rising Dividends Fund Class 2 Shares
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
Franklin Templeton Developing Markets Class 2 Shares	Franklin Templeton Developing Markets Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. American Value Series II Shares	Invesco V.I. American Value Fund Series II Shares
Invesco V.I. Capital Appreciation Series I Shares	Invesco V.I. Capital Appreciation Fund Series I Shares
Invesco V.I. Capital Appreciation Series II Shares	Invesco V.I. Capital Appreciation Fund Series II Shares
Invesco V.I. Comstock Series II Shares	Invesco V.I. Comstock Fund Series II Shares
Invesco V.I. Conservative Balanced Series I Shares	Invesco V.I. Conservative Balanced Fund Series I Shares
Invesco V.I. Conservative Balanced Series II Shares	Invesco V.I. Conservative Balanced Fund Series II Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. Core Equity Series II Shares	Invesco V.I. Core Equity Fund Series II Shares
Invesco V.I. Discovery Mid Cap Growth Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund Series II Shares
Invesco V.I. Equity and Income Series II Shares	Invesco V.I. Equity and Income Fund Series II Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. EQV International Equity Series II Shares	Invesco V.I. EQV International Equity Fund Series II Shares
Invesco V.I. Global Series I Shares	Invesco V.I. Global Fund Series I Shares
Invesco V.I. Global Series II Shares	Invesco V.I. Global Fund Series II Shares
Invesco V.I. Global Strategic Income Series I Shares	Invesco V.I. Global Strategic Income Fund Series I Shares
Invesco V.I. Global Strategic Income Series II Shares	Invesco V.I. Global Strategic Income Fund Series II Shares
Invesco V.I. Government Securities Series I Shares	Invesco V.I. Government Securities Fund Series I Shares
Invesco V.I. Government Securities Series II Shares	Invesco V.I. Government Securities Fund Series II Shares
Invesco V.I. Main Street Series I Shares	Invesco V.I. Main Street Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund. Series II Shares
Invesco V.I. Main Street Mid Cap Series II Shares	Invesco V.I. Main Street Mid Cap Fund Series II Shares
Invesco V.I. Main Street Small Cap Series II Shares	Invesco V.I. Main Street Small Cap Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
Janus Henderson - Overseas Service Shares	Janus Henderson - Overseas Portfolio Service Shares
Janus Henderson - Research Service Shares	Janus Henderson - Research Portfolio Service Shares
Lincoln Variable Investment Products	Lincoln Variable Investment Products
LVIP JPMorgan Core Bond Standard Shares	LVIP JPMorgan Core Bond Portfolio Standard Shares
LVIP JPMorgan Mid Cap Value Standard Shares	LVIP JPMorgan Mid Cap Value Portfolio Standard Shares
LVIP JPMorgan U.S. Equity Standard Shares	LVIP JPMorgan U.S. Equity Portfolio Standard Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Core Equity Initial Class	MFS® Core Equity Portfolio Initial Class
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Growth Service Class	MFS® Growth Series Service Class

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Massachusetts Investors Growth Stock Initial Class	MFS® Massachusetts Investors Growth Stock Portfolio Initial Class
MFS® Massachusetts Investors Growth Stock Service Class	MFS® Massachusetts Investors Growth Stock Portfolio Service Class
MFS® New Discovery Initial Class	MFS® New Discovery Series Initial Class
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Research Initial Class	MFS® Research Series Initial Class
MFS® Research Service Class	MFS® Research Series Service Class
MFS® Total Return Initial Class	MFS® Total Return Series Initial Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
MFS® Total Return Bond Initial Class	MFS® Total Return Bond Series Initial Class
MFS® Total Return Bond Service Class	MFS® Total Return Bond Series Service Class
MFS® Utilities Initial Class	MFS® Utilities Series Initial Class
MFS® Utilities Service Class	MFS® Utilities Series Service Class
Putnam Variable Trust	Putnam Variable Trust
Putnam VT Core Equity Class IB Shares	Putnam VT Core Equity Fund Class IB Shares
Putnam VT Diversified Income Class IB Shares	Putnam VT Diversified Income Fund Class IB Shares
Putnam VT Focused International Equity Class IB Shares	Putnam VT Focused International Equity Class Fund IB Shares
Putnam VT George Putnam Balanced Class IB Shares	Putnam VT George Putnam Balanced Fund Class IB Shares
Putnam VT Global Health Care Class IB Shares	Putnam VT Global Health Care Fund Class IB Shares
Putnam VT Government Money Market Class IB Shares	Putnam VT Government Money Market Fund Class IB Shares
Putnam VT Income Class IB Shares	Putnam VT Income Fund Class IB Shares
Putnam VT International Equity Class IB Shares	Putnam VT International Equity Fund Class IB Shares
Putnam VT Large Cap Growth Class IB Shares	Putnam VT Large Cap Growth Fund Class IB Shares
Putnam VT Large Cap Value Class IB Shares	Putnam VT Large Cap Value Fund Class IB Shares
Putnam VT Research Class IB Shares	Putnam VT Research Fund Class IB Shares
Putnam VT Sustainable Leaders Class IB Shares	Putnam VT Sustainable Leaders Fund Class IB Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
LVIP JPMorgan Core Bond Standard Shares	April 28, 2023
LVIP JPMorgan Mid Cap Value Standard Shares	April 28, 2023
LVIP JPMorgan U.S. Equity Standard Shares	April 28, 2023
Invesco V.I. American Value Series II Shares	April 30, 2021
Invesco V.I. Discovery Mid Cap Growth Series II Shares	April 30, 2020

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
AB Relative Value Class B Shares	AB Growth and Income Class B Shares
Allspring VT Discovery All Cap Growth Class 1 Shares	Allspring VT Omega Growth Class 1 Shares
Allspring VT Discovery All Cap Growth Class 2 Shares	Allspring VT Omega Growth Class 2 Shares
Putnam VT Core Equity Class IB Shares	Putnam VT Multi-Cap Core Class IB Shares
Putnam VT Large Cap Growth Class IB Shares	Putnam VT Growth Opportunities Class IB Shares
TA BlackRock Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Initial Class
TA BlackRock Real Estate Securities Service Class	TA BlackRock Global Real Estate Securities Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
LVIP JPMorgan Core Bond Standard Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
LVIP JPMorgan Mid Cap Value Standard Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
LVIP JPMorgan U.S. Equity Standard Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Initial Class	TA Morgan Stanley Capital Growth Initial Class
TA WMC US Growth Service Class	TA Morgan Stanley Capital Growth Service Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Large Cap Growth Class B Shares	$176,614	$192,243

AB Relative Value Class B Shares	590,985	681,358

AB Sustainable Global Thematic Growth Class B Shares	50,396	48,704

Allspring VT Discovery All Cap Growth Class 1 Shares	105,710	97,586

Allspring VT Discovery All Cap Growth Class 2 Shares	19,831	19,232

Allspring VT International Equity Class 1 Shares	10,806	41,650

Allspring VT International Equity Class 2 Shares	1,748	5,502

Allspring VT Opportunity Class 1 Shares	122,872	176,650

Allspring VT Opportunity Class 2 Shares	9,407	30,380

Allspring VT Small Cap Growth Class 1 Shares	1,500	589,079

Allspring VT Small Cap Growth Class 2 Shares	341	5,620

BNY Mellon Stock Index Initial Shares	86,203	75,830

BNY Mellon Stock Index Service Shares	1,500	3,118

BNY Mellon Sustainable U.S. Equity Initial Shares	25,887	11,031

BNY Mellon VIF Appreciation Initial Shares	188,623	164,871

BNY Mellon VIF Government Money Market	58,226	136,650

BNY Mellon VIF Growth and Income Initial Shares	115,475	50,890

BNY Mellon VIF Opportunistic Small Cap Initial Shares	39,002	113,664

Columbia - Dividend Opportunity Class 1 Shares	7,298	70,746

Columbia - Income Opportunity Class 1 Shares	83,853	84,479

Columbia - Large Cap Growth Class 1 Shares	28,451	446,308

Columbia - Overseas Core Class 2 Shares	33,839	128,327

Columbia - Select Mid Cap Growth Class 1 Shares	3,640	76,260

Columbia - Select Mid Cap Value Class 1 Shares	1,496	8,506

Columbia - Small Cap Value Class 1 Shares	82,391	135,618

Columbia - Small Company Growth Class 1 Shares	-	2,751

Columbia - Strategic Income Class 1 Shares	60,721	70,882

CTIVP® - Principal Blue Chip Growth Class 1 Shares	17,590	217,502

Davis Value	318,005	618,057

Federated Hermes Government Money II Service Shares	225,617	890,367

Federated Hermes High Income Bond II Primary Shares	100,512	186,806

Federated Hermes Kaufmann II Primary Shares	40,143	134,575

Federated Hermes Kaufmann II Service Shares	82,664	458,550

Federated Hermes Managed Volatility II Primary Shares	26,001	57,463

Federated Hermes Managed Volatility II Service Shares	10,164	49,847

Federated Hermes Quality Bond II Primary Shares	2,464	3,540

Fidelity® VIP Asset Manager Initial Class	127,756	286,811

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Fidelity® VIP Asset Manager: Growth Initial Class	$7,853	$58,269

Fidelity® VIP Balanced Initial Class	177,705	493,283

Fidelity® VIP Balanced Service Class 2	17,559	84,292

Fidelity® VIP Contrafund® Initial Class	429,478	1,042,236

Fidelity® VIP Contrafund® Service Class 2	1,459,258	1,599,171

Fidelity® VIP Equity-Income Initial Class	156,008	292,278

Fidelity® VIP Equity-Income Service Class 2	270,005	552,566

Fidelity® VIP Government Money Market Initial Class	35,555	132,104

Fidelity® VIP Government Money Market Service Class 2	13,766	26,088

Fidelity® VIP Growth Initial Class	309,398	815,250

Fidelity® VIP Growth Service Class 2	120,474	218,999

Fidelity® VIP Growth & Income Initial Class	152,840	474,386

Fidelity® VIP Growth & Income Service Class 2	72,118	53,609

Fidelity® VIP Growth Opportunities Initial Class	-	289,882

Fidelity® VIP Growth Opportunities Service Class	3,997	249,886

Fidelity® VIP Growth Opportunities Service Class 2	3,929	43,356

Fidelity® VIP High Income Initial Class	41,459	150,681

Fidelity® VIP High Income Service Class	30,155	70,481

Fidelity® VIP High Income Service Class 2	19,263	10,878

Fidelity® VIP Index 500 Initial Class	473,997	2,430,018

Fidelity® VIP Index 500 Service Class 2	35,763	116,282

Fidelity® VIP Investment Grade Bond Initial Class	250,561	770,405

Fidelity® VIP Investment Grade Bond Service Class 2	33,031	103,695

Fidelity® VIP Mid Cap Initial Class	111,177	387,579

Fidelity® VIP Mid Cap Service Class 2	388,286	1,466,954

Fidelity® VIP Overseas Initial Class	9,510	92,025

Fidelity® VIP Value Strategies Service Class 2	251,907	322,411

Franklin Income Class 2 Shares	13,757	78,085

Franklin Mutual Shares Class 2 Shares	335,351	289,645

Franklin Rising Dividends Class 2 Shares	197,916	311,206

Franklin Small Cap Value Class 2 Shares	71,755	129,567

Franklin Small-Mid Cap Growth Class 2 Shares	32,175	944,679

Franklin Templeton Developing Markets Class 2 Shares	9,929	32,695

Franklin Templeton Foreign Class 2 Shares	64,235	178,388

Invesco V.I. American Franchise Series I Shares	45,214	214,539

Invesco V.I. American Franchise Series II Shares	6,670	11,963

Invesco V.I. American Value Series II Shares	288,762	115,670

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Invesco V.I. Capital Appreciation Series I Shares	$41,204	$956,397

Invesco V.I. Capital Appreciation Series II Shares	4,551	71,333

Invesco V.I. Comstock Series II Shares	190,932	309,819

Invesco V.I. Conservative Balanced Series I Shares	29,693	83,864

Invesco V.I. Conservative Balanced Series II Shares	290	5,570

Invesco V.I. Core Equity Series I Shares	226,445	729,434

Invesco V.I. Core Equity Series II Shares	89,860	250,535

Invesco V.I. Discovery Mid Cap Growth Series II Shares	2,848	32,810

Invesco V.I. Equity and Income Series II Shares	264,028	710,665

Invesco V.I. EQV International Equity Series I Shares	1,602	33,930

Invesco V.I. EQV International Equity Series II Shares	41	3,613

Invesco V.I. Global Series I Shares	217,371	107,575

Invesco V.I. Global Series II Shares	4,106	1,300

Invesco V.I. Global Strategic Income Series I Shares	6,377	144,501

Invesco V.I. Global Strategic Income Series II Shares	2,034	36,326

Invesco V.I. Government Securities Series I Shares	5,873	31,600

Invesco V.I. Government Securities Series II Shares	5,780	18,211

Invesco V.I. Main Street Series I Shares	278,058	369,895

Invesco V.I. Main Street Series II Shares	43,069	35,357

Invesco V.I. Main Street Mid Cap Series II Shares	13,273	32,911

Invesco V.I. Main Street Small Cap Series II Shares	1,287	3,345

Janus Henderson - Balanced Service Shares	89,014	101,213

Janus Henderson - Enterprise Service Shares	101,747	133,562

Janus Henderson - Forty Service Shares	235	11,740

Janus Henderson - Global Research Service Shares	43,372	91,717

Janus Henderson - Mid Cap Value Service Shares	4,619	4,506

Janus Henderson - Overseas Service Shares	26,425	73,963

Janus Henderson - Research Service Shares	428	16,907

LVIP JPMorgan Core Bond Standard Shares	2,457,468	386,934

LVIP JPMorgan Mid Cap Value Standard Shares	1,005,204	123,233

LVIP JPMorgan U.S. Equity Standard Shares	1,684,735	278,259

MFS® Core Equity Initial Class	1,564	9,738

MFS® Growth Initial Class	394,407	565,841

MFS® Growth Service Class	86,102	71,068

MFS® Massachusetts Investors Growth Stock Initial Class	3,098	3,827

MFS® Massachusetts Investors Growth Stock Service Class	184,589	360,544

MFS® New Discovery Initial Class	10,843	63,099

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

MFS® New Discovery Service Class	$92	$30,727

MFS® Research Initial Class	90,546	173,415

MFS® Research Service Class	106,313	261,963

MFS® Total Return Initial Class	334,447	530,264

MFS® Total Return Service Class	134,340	512,678

MFS® Total Return Bond Initial Class	9,648	14,521

MFS® Total Return Bond Service Class	93,154	250,827

MFS® Utilities Initial Class	411,921	563,941

MFS® Utilities Service Class	71,501	130,625

Putnam VT Core Equity Class IB Shares	24	2,660

Putnam VT Diversified Income Class IB Shares	13,887	13,253

Putnam VT Focused International Equity Class IB Shares	13,412	65,130

Putnam VT George Putnam Balanced Class IB Shares	8,316	72,147

Putnam VT Global Health Care Class IB Shares	14,334	9,976

Putnam VT Government Money Market Class IB Shares	433,898	218,090

Putnam VT Income Class IB Shares	7,678	4,396

Putnam VT International Equity Class IB Shares	20	2,214

Putnam VT Large Cap Growth Class IB Shares	12,356	38,273

Putnam VT Large Cap Value Class IB Shares	218,459	686,151

Putnam VT Research Class IB Shares	1,279	3,169

Putnam VT Sustainable Leaders Class IB Shares	307	812

TA Aegon Bond Initial Class	1,020,683	1,091,197

TA Aegon Bond Service Class	66,629	843,142

TA Aegon Core Bond Initial Class	82,188	178,697

TA Aegon High Yield Bond Initial Class	498,824	709,423

TA Aegon High Yield Bond Service Class	16,799	25,388

TA Aegon Sustainable Equity Income Initial Class	589,963	1,147,475

TA Aegon Sustainable Equity Income Service Class	81,777	286,688

TA Aegon U.S. Government Securities Initial Class	739,686	468,617

TA Aegon U.S. Government Securities Service Class	324,352	1,085,879

TA BlackRock Government Money Market Initial Class	1,897,811	4,075,741

TA BlackRock Government Money Market Service Class	1,058,205	2,325,411

TA BlackRock iShares Edge 40 Initial Class	82,389	118,319

TA BlackRock iShares Edge 40 Service Class	19,915	45,395

TA BlackRock Real Estate Securities Initial Class	96,698	103,178

TA BlackRock Real Estate Securities Service Class	17,457	6,115

TA International Focus Initial Class	38,851	94,546

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA International Focus Service Class	$12,764	$7,830

TA Janus Mid-Cap Growth Initial Class	1,446,039	677,599

TA Janus Mid-Cap Growth Service Class	115,902	306,321

TA JPMorgan Asset Allocation - Conservative Initial Class	842,380	1,253,313

TA JPMorgan Asset Allocation - Conservative Service Class	352,889	3,930,510

TA JPMorgan Asset Allocation - Growth Initial Class	233,468	1,335,280

TA JPMorgan Asset Allocation - Growth Service Class	368,693	1,286,849

TA JPMorgan Asset Allocation - Moderate Initial Class	548,751	2,087,072

TA JPMorgan Asset Allocation - Moderate Service Class	1,801,071	7,478,004

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,808,416	2,963,916

TA JPMorgan Asset Allocation - Moderate Growth Service Class	5,469,013	15,282,836

TA JPMorgan Enhanced Index Initial Class	845,658	1,337,759

TA JPMorgan Enhanced Index Service Class	244,550	30,159

TA JPMorgan International Moderate Growth Initial Class	5,776	15,644

TA JPMorgan International Moderate Growth Service Class	107,803	1,008,043

TA JPMorgan Mid Cap Value Initial Class	197,027	178,160

TA JPMorgan Tactical Allocation Initial Class	14,664	62,922

TA JPMorgan Tactical Allocation Service Class	29,355	133,159

TA Multi-Managed Balanced Initial Class	133,516	376,461

TA Multi-Managed Balanced Service Class	1,318,369	2,015,270

TA Small/Mid Cap Value Initial Class	373,814	254,904

TA T. Rowe Price Small Cap Initial Class	218,155	599,496

TA T. Rowe Price Small Cap Service Class	71,473	19,768

TA TS&W International Equity Initial Class	184,881	198,282

TA TS&W International Equity Service Class	82,721	61,575

TA WMC US Growth Initial Class	8,368,077	3,334,985

TA WMC US Growth Service Class	1,372,954	1,251,227

Wanger Acorn	34,422	336,848

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class B Shares	-	(47,895)	(47,895)	-	(50,428)	(50,428)

AB Relative Value Class B Shares	110,469	(218,302)	(107,833)	51,342	(135,654)	(84,312)

AB Sustainable Global Thematic Growth Class B Shares	1,385	(20,815)	(19,430)	6,213	(87,538)	(81,325)

Allspring VT Discovery All Cap Growth Class 1 Shares	177	(18,588)	(18,411)	2,994	(41,332)	(38,338)

Allspring VT Discovery All Cap Growth Class 2 Shares	-	(2,735)	(2,735)	-	(8,925)	(8,925)

Allspring VT International Equity Class 1 Shares	1,788	(17,707)	(15,919)	30,012	(77,602)	(47,590)

Allspring VT International Equity Class 2 Shares	576	(2,319)	(1,743)	-	(2,800)	(2,800)

Allspring VT Opportunity Class 1 Shares	531	(46,306)	(45,775)	3,255	(44,832)	(41,577)

Allspring VT Opportunity Class 2 Shares	234	(9,045)	(8,811)	-	(3,073)	(3,073)

Allspring VT Small Cap Growth Class 1 Shares	661	(178,645)	(177,984)	12,721	(71,805)	(59,084)

Allspring VT Small Cap Growth Class 2 Shares	112	(1,432)	(1,320)	-	(1,748)	(1,748)

BNY Mellon Stock Index Initial Shares	904	(12,386)	(11,482)	1,906	(28,476)	(26,570)

BNY Mellon Stock Index Service Shares	153	(833)	(680)	1,848	(941)	907

BNY Mellon Sustainable U.S. Equity Initial Shares	-	(3,629)	(3,629)	13,891	(5,142)	8,749

BNY Mellon VIF Appreciation Initial Shares	308	(28,412)	(28,104)	1,180	(43,397)	(42,217)

BNY Mellon VIF Government Money Market	20,435	(115,547)	(95,112)	368,400	(432,952)	(64,552)

BNY Mellon VIF Growth and Income Initial Shares	1,513	(9,091)	(7,578)	15,452	(33,702)	(18,250)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	2,677	(34,673)	(31,996)	1,366	(40,642)	(39,276)

Columbia - Dividend Opportunity Class 1 Shares	2,934	(24,713)	(21,779)	168	(19,276)	(19,108)

Columbia - Income Opportunity Class 1 Shares	22,561	(55,345)	(32,784)	15,139	(75,307)	(60,168)

Columbia - Large Cap Growth Class 1 Shares	13,119	(169,350)	(156,231)	40,748	(86,028)	(45,280)

Columbia - Overseas Core Class 2 Shares	10,720	(89,246)	(78,526)	161,590	(187,530)	(25,940)

Columbia - Select Mid Cap Growth Class 1 Shares	1,667	(26,631)	(24,964)	4,855	(21,917)	(17,062)

Columbia - Select Mid Cap Value Class 1 Shares	103	(1,357)	(1,254)	-	(15,902)	(15,902)

Columbia - Small Cap Value Class 1 Shares	5,387	(32,104)	(26,717)	3,240	(29,250)	(26,010)

Columbia - Small Company Growth Class 1 Shares	-	(639)	(639)	2	(738)	(736)

Columbia - Strategic Income Class 1 Shares	21,318	(32,857)	(11,539)	21,659	(78,003)	(56,344)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

CTIVP® - Principal Blue Chip Growth Class 1 Shares	8,695	(81,080)	(72,385)	17,092	(113,188)	(96,096)

Davis Value	4,387	(200,821)	(196,434)	19,999	(135,010)	(115,011)

Federated Hermes Government Money II Service Shares	108,115	(910,153)	(802,038)	141,315	(475,018)	(333,703)

Federated Hermes High Income Bond II Primary Shares	4,945	(64,847)	(59,902)	42,592	(61,236)	(18,644)

Federated Hermes Kaufmann II Primary Shares	8,386	(26,097)	(17,711)	3,167	(37,719)	(34,552)

Federated Hermes Kaufmann II Service Shares	23,680	(130,357)	(106,677)	37,812	(54,756)	(16,944)

Federated Hermes Managed Volatility II Primary Shares	5,380	(24,683)	(19,303)	10,182	(22,098)	(11,916)

Federated Hermes Managed Volatility II Service Shares	5,446	(43,239)	(37,793)	4,003	(34,389)	(30,386)

Federated Hermes Quality Bond II Primary Shares	-	(1,427)	(1,427)	-	(36,127)	(36,127)

Fidelity® VIP Asset Manager Initial Class	33,270	(91,186)	(57,916)	42,827	(61,784)	(18,957)

Fidelity® VIP Asset Manager: Growth Initial Class	-	(15,877)	(15,877)	-	(3,630)	(3,630)

Fidelity® VIP Balanced Initial Class	14,218	(108,431)	(94,213)	6,295	(96,815)	(90,520)

Fidelity® VIP Balanced Service Class 2	177	(27,476)	(27,299)	-	(4,122)	(4,122)

Fidelity® VIP Contrafund® Initial Class	12,648	(109,932)	(97,284)	6,081	(138,815)	(132,734)

Fidelity® VIP Contrafund® Service Class 2	280,301	(349,633)	(69,332)	12,731	(233,084)	(220,353)

Fidelity® VIP Equity-Income Initial Class	638	(52,847)	(52,209)	8,592	(104,674)	(96,082)

Fidelity® VIP Equity-Income Service Class 2	3,653	(153,557)	(149,904)	1,540	(169,134)	(167,594)

Fidelity® VIP Government Money Market Initial Class	309	(98,702)	(98,393)	277,582	(20,999)	256,583

Fidelity® VIP Government Money Market Service Class 2	4,487	(22,971)	(18,484)	7,184	(28,267)	(21,083)

Fidelity® VIP Growth Initial Class	3,406	(96,178)	(92,772)	8,228	(159,689)	(151,461)

Fidelity® VIP Growth Service Class 2	554	(50,412)	(49,858)	4,585	(36,325)	(31,740)

Fidelity® VIP Growth & Income Initial Class	1,687	(83,028)	(81,341)	17,793	(105,707)	(87,914)

Fidelity® VIP Growth & Income Service Class 2	17,118	(15,965)	1,153	8,258	(6,081)	2,177

Fidelity® VIP Growth Opportunities Initial Class	-	(38,671)	(38,671)	329	(44,840)	(44,511)

Fidelity® VIP Growth Opportunities Service Class	718	(37,978)	(37,260)	3,919	(41,650)	(37,731)

Fidelity® VIP Growth Opportunities Service Class 2	700	(5,320)	(4,620)	1,995	(1,518)	477

Fidelity® VIP High Income Initial Class	876	(69,563)	(68,687)	4,538	(43,081)	(38,543)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP High Income Service Class	642	(29,970)	(29,328)	67	(18,203)	(18,136)

Fidelity® VIP High Income Service Class 2	2,298	(3,541)	(1,243)	10,466	(16,857)	(6,391)

Fidelity® VIP Index 500 Initial Class	17,544	(352,620)	(335,076)	51,122	(493,425)	(442,303)

Fidelity® VIP Index 500 Service Class 2	584	(19,322)	(18,738)	15,936	(65,602)	(49,666)

Fidelity® VIP Investment Grade Bond Initial Class	171,312	(424,257)	(252,945)	108,232	(477,695)	(369,463)

Fidelity® VIP Investment Grade Bond Service Class 2	14,631	(61,310)	(46,679)	4,721	(67,993)	(63,272)

Fidelity® VIP Mid Cap Initial Class	467	(37,498)	(37,031)	32,882	(84,462)	(51,580)

Fidelity® VIP Mid Cap Service Class 2	45,725	(291,118)	(245,393)	41,102	(175,050)	(133,948)

Fidelity® VIP Overseas Initial Class	117	(29,905)	(29,788)	1,162	(35,704)	(34,542)

Fidelity® VIP Value Strategies Service Class 2	41,102	(73,253)	(32,151)	47,925	(179,780)	(131,855)

Franklin Income Class 2 Shares	-	(44,110)	(44,110)	-	(28,994)	(28,994)

Franklin Mutual Shares Class 2 Shares	5,477	(96,889)	(91,412)	5,992	(96,934)	(90,942)

Franklin Rising Dividends Class 2 Shares	7,600	(61,533)	(53,933)	107	(29,672)	(29,565)

Franklin Small Cap Value Class 2 Shares	2,645	(24,396)	(21,751)	6,699	(36,264)	(29,565)

Franklin Small-Mid Cap Growth Class 2 Shares	12,296	(256,316)	(244,020)	18,318	(188,156)	(169,838)

Franklin Templeton Developing Markets Class 2 Shares	353	(11,691)	(11,338)	21,820	(24,341)	(2,521)

Franklin Templeton Foreign Class 2 Shares	8,279	(89,423)	(81,144)	3,476	(114,411)	(110,935)

Invesco V.I. American Franchise Series I Shares	-	(59,326)	(59,326)	-	(36,850)	(36,850)

Invesco V.I. American Franchise Series II Shares	30	(2,816)	(2,786)	26	(5,212)	(5,186)

Invesco V.I. American Value Series II Shares	9,070	(10,537)	(1,467)	56,099	(2,560)	53,539

Invesco V.I. Capital Appreciation Series I Shares	13,501	(243,302)	(229,801)	33,796	(206,630)	(172,834)

Invesco V.I. Capital Appreciation Series II Shares	1,251	(19,030)	(17,779)	1,458	(7,835)	(6,377)

Invesco V.I. Comstock Series II Shares	15,988	(87,524)	(71,536)	4,441	(64,912)	(60,471)

Invesco V.I. Conservative Balanced Series I Shares	6,414	(33,838)	(27,424)	3,681	(33,456)	(29,775)

Invesco V.I. Conservative Balanced Series II Shares	-	(3,128)	(3,128)	-	(8,859)	(8,859)

Invesco V.I. Core Equity Series I Shares	11,758	(196,699)	(184,941)	76,508	(253,717)	(177,209)

Invesco V.I. Core Equity Series II Shares	20,110	(79,888)	(59,778)	3,213	(46,451)	(43,238)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Invesco V.I. Discovery Mid Cap Growth Series II Shares	238	(2,526)	(2,288)	895	(2,141)	(1,246)

Invesco V.I. Equity and Income Series II Shares	33,885	(234,270)	(200,385)	41,185	(128,997)	(87,812)

Invesco V.I. EQV International Equity Series I Shares	444	(11,974)	(11,530)	756	(17,126)	(16,370)

Invesco V.I. EQV International Equity Series II Shares	-	(866)	(866)	-	(872)	(872)

Invesco V.I. Global Series I Shares	2,104	(17,964)	(15,860)	59,615	(56,863)	2,752

Invesco V.I. Global Series II Shares	72	(235)	(163)	227	(24,650)	(24,423)

Invesco V.I. Global Strategic Income Series I Shares	4,586	(65,508)	(60,922)	6,360	(162,111)	(155,751)

Invesco V.I. Global Strategic Income Series II Shares	1,492	(21,497)	(20,005)	1,091	(79,732)	(78,641)

Invesco V.I. Government Securities Series I Shares	413	(19,660)	(19,247)	398	(21,181)	(20,783)

Invesco V.I. Government Securities Series II Shares	1,517	(13,426)	(11,909)	18,830	(25,288)	(6,458)

Invesco V.I. Main Street Series I Shares	8,365	(84,030)	(75,665)	10,113	(181,589)	(171,476)

Invesco V.I. Main Street Series II Shares	341	(4,738)	(4,397)	5,770	(13,916)	(8,146)

Invesco V.I. Main Street Mid Cap Series II Shares	4,399	(10,747)	(6,348)	797	(11,546)	(10,749)

Invesco V.I. Main Street Small Cap Series II Shares	62	(317)	(255)	-	(640)	(640)

Janus Henderson - Balanced Service Shares	13,301	(20,956)	(7,655)	304	(131,359)	(131,055)

Janus Henderson - Enterprise Service Shares	-	(43,792)	(43,792)	-	(34,757)	(34,757)

Janus Henderson - Forty Service Shares	-	(2,292)	(2,292)	-	(2,663)	(2,663)

Janus Henderson - Global Research Service Shares	-	(43,152)	(43,152)	-	(66,669)	(66,669)

Janus Henderson - Mid Cap Value Service Shares	380	(1,133)	(753)	307	(578)	(271)

Janus Henderson - Overseas Service Shares	7,725	(35,739)	(28,014)	1,434	(80,803)	(79,369)

Janus Henderson - Research Service Shares	-	(3,474)	(3,474)	-	(52,096)	(52,096)

LVIP JPMorgan Core Bond Standard Shares	1,576,183	(243,513)	1,332,670	-	-	-

LVIP JPMorgan Mid Cap Value Standard Shares	233,968	(27,882)	206,086	-	-	-

LVIP JPMorgan U.S. Equity Standard Shares	511,211	(74,256)	436,955	-	-	-

MFS® Core Equity Initial Class	-	(4,596)	(4,596)	-	(2,805)	(2,805)

MFS® Growth Initial Class	17,768	(92,525)	(74,757)	42,953	(155,377)	(112,424)

MFS® Growth Service Class	-	(9,416)	(9,416)	-	(34,736)	(34,736)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

MFS® Massachusetts Investors Growth Stock Initial Class	-	(1,298)	(1,298)	-	(1,983)	(1,983)

MFS® Massachusetts Investors Growth Stock Service Class	50,680	(144,686)	(94,006)	14,315	(71,889)	(57,574)

MFS® New Discovery Initial Class	3,743	(19,837)	(16,094)	5,510	(14,367)	(8,857)

MFS® New Discovery Service Class	40	(5,699)	(5,659)	29	(3,611)	(3,582)

MFS® Research Initial Class	1,491	(35,846)	(34,355)	4,177	(46,273)	(42,096)

MFS® Research Service Class	9,295	(49,006)	(39,711)	223	(20,434)	(20,211)

MFS® Total Return Initial Class	2,049	(146,598)	(144,549)	939	(232,070)	(231,131)

MFS® Total Return Service Class	336	(207,099)	(206,763)	3,256	(92,565)	(89,309)

MFS® Total Return Bond Initial Class	2,843	(6,740)	(3,897)	-	(6,107)	(6,107)

MFS® Total Return Bond Service Class	46,421	(168,548)	(122,127)	26,096	(108,855)	(82,759)

MFS® Utilities Initial Class	1,741	(89,923)	(88,182)	9,854	(107,543)	(97,689)

MFS® Utilities Service Class	679	(19,630)	(18,951)	4,462	(22,576)	(18,114)

Putnam VT Core Equity Class IB Shares	-	(959)	(959)	-	(82)	(82)

Putnam VT Diversified Income Class IB Shares	982	(6,714)	(5,732)	214	(14,932)	(14,718)

Putnam VT Focused International Equity Class IB Shares	3,943	(25,210)	(21,267)	19,755	(17,070)	2,685

Putnam VT George Putnam Balanced Class IB Shares	18	(25,928)	(25,910)	118	(19,297)	(19,179)

Putnam VT Global Health Care Class IB Shares	68	(1,982)	(1,914)	447	(2,117)	(1,670)

Putnam VT Government Money Market Class IB Shares	430,665	(198,478)	232,187	1,183,490	(1,566,116)	(382,626)

Putnam VT Income Class IB Shares	-	(1,593)	(1,593)	-	(913)	(913)

Putnam VT International Equity Class IB Shares	-	(892)	(892)	6,582	(27,833)	(21,251)

Putnam VT Large Cap Growth Class IB Shares	641	(9,413)	(8,772)	12,033	(59,567)	(47,534)

Putnam VT Large Cap Value Class IB Shares	726	(136,695)	(135,969)	45,170	(64,539)	(19,369)

Putnam VT Research Class IB Shares	-	(211)	(211)	-	(195)	(195)

Putnam VT Sustainable Leaders Class IB Shares	-	(130)	(130)	-	(146)	(146)

TA Aegon Bond Initial Class	679,524	(706,554)	(27,030)	283,921	(1,368,117)	(1,084,196)

TA Aegon Bond Service Class	32,214	(595,823)	(563,609)	213,293	(1,154,122)	(940,829)

TA Aegon Core Bond Initial Class	32,935	(111,598)	(78,663)	56,928	(123,509)	(66,581)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Aegon High Yield Bond Initial Class	160,774	(293,168)	(132,394)	189,595	(596,475)	(406,880)

TA Aegon High Yield Bond Service Class	2,306	(11,887)	(9,581)	4,010	(29,787)	(25,777)

TA Aegon Sustainable Equity Income Initial Class	177,811	(434,054)	(256,243)	144,500	(655,436)	(510,936)

TA Aegon Sustainable Equity Income Service Class	18,684	(127,449)	(108,765)	7,303	(148,966)	(141,663)

TA Aegon U.S. Government Securities Initial Class	567,709	(341,955)	225,754	1,773,742	(1,617,613)	156,129

TA Aegon U.S. Government Securities Service Class	237,082	(859,382)	(622,300)	1,885,228	(509,192)	1,376,036

TA BlackRock Government Money Market Initial Class	1,794,872	(4,384,741)	(2,589,869)	4,390,159	(3,700,180)	689,979

TA BlackRock Government Money Market Service Class	873,785	(2,287,777)	(1,413,992)	1,964,187	(3,006,292)	(1,042,105)

TA BlackRock iShares Edge 40 Initial Class	21,968	(54,699)	(32,731)	46,229	(183,408)	(137,179)

TA BlackRock iShares Edge 40 Service Class	5,168	(26,475)	(21,307)	3,983	(30,578)	(26,595)

TA BlackRock Real Estate Securities Initial Class	28,100	(39,551)	(11,451)	31,206	(46,051)	(14,845)

TA BlackRock Real Estate Securities Service Class	3,168	(2,004)	1,164	2,208	(15,037)	(12,829)

TA International Focus Initial Class	12,486	(46,244)	(33,758)	18,164	(223,647)	(205,483)

TA International Focus Service Class	66	(748)	(682)	1,371	(15,131)	(13,760)

TA Janus Mid-Cap Growth Initial Class	13,096	(137,168)	(124,072)	66,545	(282,534)	(215,989)

TA Janus Mid-Cap Growth Service Class	9,049	(74,279)	(65,230)	2,236	(7,019)	(4,783)

TA JPMorgan Asset Allocation - Conservative Initial Class	317,772	(641,914)	(324,142)	539,002	(973,871)	(434,869)

TA JPMorgan Asset Allocation - Conservative Service Class	35,340	(2,236,419)	(2,201,079)	91,182	(1,880,387)	(1,789,205)

TA JPMorgan Asset Allocation - Growth Initial Class	5,659	(411,160)	(405,501)	18,711	(653,017)	(634,306)

TA JPMorgan Asset Allocation - Growth Service Class	46,534	(395,917)	(349,383)	89,024	(459,615)	(370,591)

TA JPMorgan Asset Allocation - Moderate Initial Class	45,181	(864,078)	(818,897)	372,486	(1,794,126)	(1,421,640)

TA JPMorgan Asset Allocation - Moderate Service Class	456,630	(3,442,274)	(2,985,644)	271,435	(3,353,222)	(3,081,787)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	99,387	(1,060,614)	(961,227)	146,756	(1,360,385)	(1,213,629)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	135,433	(6,325,387)	(6,189,954)	605,150	(6,253,935)	(5,648,785)

TA JPMorgan Enhanced Index Initial Class	231,993	(449,333)	(217,340)	220,880	(549,193)	(328,313)

TA JPMorgan Enhanced Index Service Class	50,322	(5,513)	44,809	-	(17,024)	(17,024)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan International Moderate Growth Initial Class	526	(8,909)	(8,383)	51,185	(40,479)	10,706

TA JPMorgan International Moderate Growth Service Class	24,252	(718,325)	(694,073)	25,883	(825,196)	(799,313)

TA JPMorgan Mid Cap Value Initial Class	17,348	(45,683)	(28,335)	22,523	(51,422)	(28,899)

TA JPMorgan Tactical Allocation Initial Class	2,798	(32,836)	(30,038)	1,573	(43,010)	(41,437)

TA JPMorgan Tactical Allocation Service Class	13,879	(83,805)	(69,926)	20,590	(101,931)	(81,341)

TA Multi-Managed Balanced Initial Class	1,225	(102,894)	(101,669)	55,179	(203,192)	(148,013)

TA Multi-Managed Balanced Service Class	184,914	(606,232)	(421,318)	78,005	(1,389,201)	(1,311,196)

TA Small/Mid Cap Value Initial Class	6,670	(18,962)	(12,292)	2,872	(29,378)	(26,506)

TA T. Rowe Price Small Cap Initial Class	42,337	(169,196)	(126,859)	7,625	(89,425)	(81,800)

TA T. Rowe Price Small Cap Service Class	9,136	(3,819)	5,317	38,294	(4,132)	34,162

TA TS&W International Equity Initial Class	121,359	(140,803)	(19,444)	92,308	(160,045)	(67,737)

TA TS&W International Equity Service Class	39,937	(28,211)	11,726	9,427	(33,084)	(23,657)

TA WMC US Growth Initial Class	2,932,241	(968,225)	1,964,016	128,378	(1,239,622)	(1,111,244)

TA WMC US Growth Service Class	280,159	(263,670)	16,489	77,026	(141,892)	(64,866)

Wanger Acorn	10,004	(93,759)	(83,755)	40,308	(59,723)	(19,415)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Large Cap Growth Class B Shares	$-	$(157,865)	$(157,865)	$-	$(186,580)	$(186,580)

AB Relative Value Class B Shares	358,966	(646,962)	(287,996)	167,148	(375,225)	(208,077)

AB Sustainable Global Thematic Growth Class B Shares	2,350	(37,479)	(35,129)	10,451	(101,182)	(90,731)

Allspring VT Discovery All Cap Growth Class 1 Shares	520	(82,440)	(81,920)	12,973	(192,512)	(179,539)

Allspring VT Discovery All Cap Growth Class 2 Shares	-	(16,541)	(16,541)	-	(57,001)	(57,001)

Allspring VT International Equity Class 1 Shares	3,137	(35,143)	(32,006)	53,242	(137,050)	(83,808)

Allspring VT International Equity Class 2 Shares	1,354	(5,143)	(3,789)	-	(5,870)	(5,870)

Allspring VT Opportunity Class 1 Shares	1,456	(156,036)	(154,580)	8,959	(136,624)	(127,665)

Allspring VT Opportunity Class 2 Shares	775	(28,981)	(28,206)	-	(9,206)	(9,206)

Allspring VT Small Cap Growth Class 1 Shares	1,571	(577,735)	(576,164)	40,052	(233,415)	(193,363)

Allspring VT Small Cap Growth Class 2 Shares	342	(4,322)	(3,980)	-	(5,650)	(5,650)

BNY Mellon Stock Index Initial Shares	3,905	(55,209)	(51,304)	7,335	(121,023)	(113,688)

BNY Mellon Stock Index Service Shares	473	(2,594)	(2,121)	5,500	(2,843)	2,657

BNY Mellon Sustainable U.S. Equity Initial Shares	-	(8,152)	(8,152)	31,222	(11,802)	19,420

BNY Mellon VIF Appreciation Initial Shares	1,386	(136,972)	(135,586)	5,523	(201,305)	(195,782)

BNY Mellon VIF Government Money Market	22,230	(126,108)	(103,878)	385,545	(453,203)	(67,658)

BNY Mellon VIF Growth and Income Initial Shares	6,548	(37,691)	(31,143)	62,501	(134,155)	(71,654)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	6,822	(96,680)	(89,858)	3,586	(109,165)	(105,579)

Columbia - Dividend Opportunity Class 1 Shares	7,367	(60,314)	(52,947)	1,264	(55,016)	(53,752)

Columbia - Income Opportunity Class 1 Shares	26,908	(69,557)	(42,649)	19,085	(92,735)	(73,650)

Columbia - Large Cap Growth Class 1 Shares	29,112	(396,541)	(367,429)	90,697	(185,619)	(94,922)

Columbia - Overseas Core Class 2 Shares	13,338	(110,708)	(97,370)	205,942	(229,591)	(23,649)

Columbia - Select Mid Cap Growth Class 1 Shares	3,883	(61,665)	(57,782)	10,630	(48,761)	(38,131)

Columbia - Select Mid Cap Value Class 1 Shares	1,497	(5,536)	(4,039)	-	(48,239)	(48,239)

Columbia - Small Cap Value Class 1 Shares	19,628	(126,161)	(106,533)	11,120	(106,660)	(95,540)

Columbia - Small Company Growth Class 1 Shares	-	(2,404)	(2,404)	36	(4,005)	(3,969)

Columbia - Strategic Income Class 1 Shares	42,623	(64,389)	(21,766)	43,193	(163,505)	(120,312)

CTIVP® - Principal Blue Chip Growth Class 1 Shares	18,444	(179,398)	(160,954)	36,564	(237,584)	(201,020)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Davis Value	$13,077	$(582,246)	$(569,169)	$53,567	$(363,870)	$(310,303)

Federated Hermes Government Money II Service Shares	102,486	(852,017)	(749,531)	131,453	(439,727)	(308,274)

Federated Hermes High Income Bond II Primary Shares	8,836	(164,846)	(156,010)	109,808	(154,026)	(44,218)

Federated Hermes Kaufmann II Primary Shares	40,342	(114,089)	(73,747)	12,384	(176,255)	(163,871)

Federated Hermes Kaufmann II Service Shares	83,853	(446,656)	(362,803)	135,912	(191,400)	(55,488)

Federated Hermes Managed Volatility II Primary Shares	13,461	(48,605)	(35,144)	19,006	(44,751)	(25,745)

Federated Hermes Managed Volatility II Service Shares	5,818	(46,557)	(40,739)	4,570	(38,256)	(33,686)

Federated Hermes Quality Bond II Primary Shares	-	(2,279)	(2,279)	-	(56,417)	(56,417)

Fidelity® VIP Asset Manager Initial Class	98,507	(275,155)	(176,648)	123,448	(190,663)	(67,215)

Fidelity® VIP Asset Manager: Growth Initial Class	-	(52,355)	(52,355)	-	(11,974)	(11,974)

Fidelity® VIP Balanced Initial Class	61,318	(465,061)	(403,743)	24,849	(398,007)	(373,158)

Fidelity® VIP Balanced Service Class 2	547	(80,444)	(79,897)	-	(11,960)	(11,960)

Fidelity® VIP Contrafund® Initial Class	112,035	(937,906)	(825,871)	34,557	(1,112,217)	(1,077,660)

Fidelity® VIP Contrafund® Service Class 2	1,144,393	(1,477,359)	(332,966)	51,157	(865,947)	(814,790)

Fidelity® VIP Equity-Income Initial Class	1,568	(248,526)	(246,958)	21,147	(492,384)	(471,237)

Fidelity® VIP Equity-Income Service Class 2	12,295	(472,305)	(460,010)	3,634	(504,582)	(500,948)

Fidelity® VIP Government Money Market Initial Class	388	(122,602)	(122,214)	338,302	(25,096)	313,206

Fidelity® VIP Government Money Market Service Class 2	4,567	(23,381)	(18,814)	7,224	(27,882)	(20,658)

Fidelity® VIP Growth Initial Class	16,193	(732,713)	(716,520)	38,663	(1,101,785)	(1,063,122)

Fidelity® VIP Growth Service Class 2	2,462	(183,803)	(181,341)	21,900	(143,229)	(121,329)

Fidelity® VIP Growth & Income Initial Class	8,246	(436,699)	(428,453)	58,634	(525,597)	(466,963)

Fidelity® VIP Growth & Income Service Class 2	52,763	(49,087)	3,676	22,718	(18,192)	4,526

Fidelity® VIP Growth Opportunities Initial Class	-	(254,475)	(254,475)	1,910	(262,006)	(260,096)

Fidelity® VIP Growth Opportunities Service Class	4,107	(226,315)	(222,208)	24,680	(230,898)	(206,218)

Fidelity® VIP Growth Opportunities Service Class 2	3,992	(33,985)	(29,993)	10,640	(9,549)	1,091

Fidelity® VIP High Income Initial Class	1,744	(140,717)	(138,973)	9,371	(85,956)	(76,585)

Fidelity® VIP High Income Service Class	1,161	(63,038)	(61,877)	71	(40,839)	(40,768)

Fidelity® VIP High Income Service Class 2	4,325	(7,361)	(3,036)	18,667	(38,884)	(20,217)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Index 500 Initial Class	$93,346	$(2,208,344)	$(2,114,998)	$249,863	$(2,905,658)	$(2,655,795)

Fidelity® VIP Index 500 Service Class 2	4,198	(96,096)	(91,898)	75,451	(300,133)	(224,682)

Fidelity® VIP Investment Grade Bond Initial Class	175,053	(725,072)	(550,019)	202,530	(969,925)	(767,395)

Fidelity® VIP Investment Grade Bond Service Class 2	21,311	(97,168)	(75,857)	9,377	(107,925)	(98,548)

Fidelity® VIP Mid Cap Initial Class	4,232	(342,262)	(338,030)	282,461	(766,804)	(484,343)

Fidelity® VIP Mid Cap Service Class 2	201,023	(1,376,888)	(1,175,865)	218,972	(873,741)	(654,769)

Fidelity® VIP Overseas Initial Class	204	(82,082)	(81,878)	2,593	(86,542)	(83,949)

Fidelity® VIP Value Strategies Service Class 2	149,603	(287,729)	(138,126)	166,481	(673,826)	(507,345)

Franklin Income Class 2 Shares	-	(76,704)	(76,704)	-	(52,567)	(52,567)

Franklin Mutual Shares Class 2 Shares	14,480	(246,970)	(232,490)	11,594	(236,416)	(224,822)

Franklin Rising Dividends Class 2 Shares	35,464	(291,186)	(255,722)	209	(132,754)	(132,545)

Franklin Small Cap Value Class 2 Shares	12,181	(117,099)	(104,918)	27,311	(129,407)	(102,096)

Franklin Small-Mid Cap Growth Class 2 Shares	32,698	(895,905)	(863,207)	63,350	(706,419)	(643,069)

Franklin Templeton Developing Markets Class 2 Shares	297	(26,247)	(25,950)	51,819	(37,090)	14,729

Franklin Templeton Foreign Class 2 Shares	15,077	(157,240)	(142,163)	4,160	(163,448)	(159,288)

Invesco V.I. American Franchise Series I Shares	-	(186,838)	(186,838)	-	(100,926)	(100,926)

Invesco V.I. American Franchise Series II Shares	70	(8,490)	(8,420)	63	(13,875)	(13,812)

Invesco V.I. American Value Series II Shares	94,970	(105,284)	(10,314)	555,818	(24,721)	531,097

Invesco V.I. Capital Appreciation Series I Shares	42,256	(862,988)	(820,732)	112,856	(805,190)	(692,334)

Invesco V.I. Capital Appreciation Series II Shares	4,591	(64,336)	(59,745)	5,278	(33,240)	(27,962)

Invesco V.I. Comstock Series II Shares	55,883	(297,891)	(242,008)	14,557	(214,559)	(200,002)

Invesco V.I. Conservative Balanced Series I Shares	10,818	(69,776)	(58,958)	7,381	(66,707)	(59,326)

Invesco V.I. Conservative Balanced Series II Shares	-	(5,336)	(5,336)	-	(15,192)	(15,192)

Invesco V.I. Core Equity Series I Shares	35,709	(641,402)	(605,693)	228,867	(786,751)	(557,884)

Invesco V.I. Core Equity Series II Shares	62,064	(236,940)	(174,876)	8,251	(124,295)	(116,044)

Invesco V.I. Discovery Mid Cap Growth Series II Shares	2,888	(31,212)	(28,324)	11,934	(28,055)	(16,121)

Invesco V.I. Equity and Income Series II Shares	99,117	(680,449)	(581,332)	157,001	(370,414)	(213,413)

Invesco V.I. EQV International Equity Series I Shares	610	(28,288)	(27,678)	1,158	(32,531)	(31,373)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Invesco V.I. EQV International Equity Series II Shares	$-	$(2,965)	$(2,965)	$-	$(2,852)	$(2,852)

Invesco V.I. Global Series I Shares	4,213	(81,418)	(77,205)	193,873	(264,158)	(70,285)

Invesco V.I. Global Series II Shares	250	(856)	(606)	813	(100,629)	(99,816)

Invesco V.I. Global Strategic Income Series I Shares	6,464	(128,697)	(122,233)	12,705	(289,640)	(276,935)

Invesco V.I. Global Strategic Income Series II Shares	2,047	(31,413)	(29,366)	1,396	(116,015)	(114,619)

Invesco V.I. Government Securities Series I Shares	565	(28,255)	(27,690)	430	(32,318)	(31,888)

Invesco V.I. Government Securities Series II Shares	1,493	(14,627)	(13,134)	24,016	(27,593)	(3,577)

Invesco V.I. Main Street Series I Shares	24,348	(322,832)	(298,484)	30,785	(631,291)	(600,506)

Invesco V.I. Main Street Series II Shares	3,570	(27,252)	(23,682)	89,048	(83,692)	5,356

Invesco V.I. Main Street Mid Cap Series II Shares	13,202	(30,001)	(16,799)	2,230	(31,246)	(29,016)

Invesco V.I. Main Street Small Cap Series II Shares	847	(2,591)	(1,744)	-	(6,896)	(6,896)

Janus Henderson - Balanced Service Shares	42,712	(65,758)	(23,046)	1,015	(429,972)	(428,957)

Janus Henderson - Enterprise Service Shares	-	(114,333)	(114,333)	-	(75,570)	(75,570)

Janus Henderson - Forty Service Shares	-	(9,073)	(9,073)	-	(8,378)	(8,378)

Janus Henderson - Global Research Service Shares	-	(72,624)	(72,624)	-	(116,034)	(116,034)

Janus Henderson - Mid Cap Value Service Shares	698	(2,609)	(1,911)	566	(1,569)	(1,003)

Janus Henderson - Overseas Service Shares	12,467	(60,342)	(47,875)	2,009	(119,451)	(117,442)

Janus Henderson - Research Service Shares	-	(7,207)	(7,207)	-	(96,266)	(96,266)

LVIP JPMorgan Core Bond Standard Shares	2,427,221	(359,314)	2,067,907	-	-	-

LVIP JPMorgan Mid Cap Value Standard Shares	988,592	(110,678)	877,914	-	-	-

LVIP JPMorgan U.S. Equity Standard Shares	1,666,020	(256,063)	1,409,957	-	-	-

MFS® Core Equity Initial Class	-	(9,342)	(9,342)	-	(5,709)	(5,709)

MFS® Growth Initial Class	83,862	(505,361)	(421,499)	359,340	(872,150)	(512,810)

MFS® Growth Service Class	-	(57,651)	(57,651)	-	(162,425)	(162,425)

MFS® Massachusetts Investors Growth Stock Initial Class	-	(3,075)	(3,075)	-	(4,662)	(4,662)

MFS® Massachusetts Investors Growth Stock Service Class	124,748	(345,690)	(220,942)	69,404	(164,636)	(95,232)

MFS® New Discovery Initial Class	10,874	(58,874)	(48,000)	15,761	(43,085)	(27,324)

MFS® New Discovery Service Class	93	(25,653)	(25,560)	67	(15,812)	(15,745)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

MFS® Research Initial Class	$4,729	$(152,799)	$(148,070)	$13,081	$(185,583)	$(172,502)

MFS® Research Service Class	46,564	(247,283)	(200,719)	891	(100,924)	(100,033)

MFS® Total Return Initial Class	3,708	(455,980)	(452,272)	1,981	(671,721)	(669,740)

MFS® Total Return Service Class	697	(479,988)	(479,291)	8,157	(216,875)	(208,718)

MFS® Total Return Bond Initial Class	5,498	(12,758)	(7,260)	-	(11,675)	(11,675)

MFS® Total Return Bond Service Class	66,261	(240,528)	(174,267)	38,880	(159,748)	(120,868)

MFS® Utilities Initial Class	8,658	(502,223)	(493,565)	54,972	(615,447)	(560,475)

MFS® Utilities Service Class	4,188	(119,382)	(115,194)	26,333	(141,738)	(115,405)

Putnam VT Core Equity Class IB Shares	-	(2,651)	(2,651)	-	(215)	(215)

Putnam VT Diversified Income Class IB Shares	1,363	(10,147)	(8,784)	356	(22,312)	(21,956)

Putnam VT Focused International Equity Class IB Shares	8,101	(53,671)	(45,570)	42,345	(35,278)	7,067

Putnam VT George Putnam Balanced Class IB Shares	27	(62,603)	(62,576)	177	(45,747)	(45,570)

Putnam VT Global Health Care Class IB Shares	155	(7,419)	(7,264)	1,151	(9,427)	(8,276)

Putnam VT Government Money Market Class IB Shares	359,490	(194,348)	165,142	1,072,552	(1,427,047)	(354,495)

Putnam VT Income Class IB Shares	-	(2,710)	(2,710)	-	(1,567)	(1,567)

Putnam VT International Equity Class IB Shares	-	(1,461)	(1,461)	10,113	(42,596)	(32,483)

Putnam VT Large Cap Growth Class IB Shares	2,517	(27,490)	(24,973)	47,768	(222,468)	(174,700)

Putnam VT Large Cap Value Class IB Shares	2,097	(646,333)	(644,236)	163,700	(274,253)	(110,553)

Putnam VT Research Class IB Shares	-	(777)	(777)	-	(719)	(719)

Putnam VT Sustainable Leaders Class IB Shares	-	(708)	(708)	-	(916)	(916)

TA Aegon Bond Initial Class	962,998	(992,820)	(29,822)	446,468	(2,042,278)	(1,595,810)

TA Aegon Bond Service Class	48,742	(811,158)	(762,416)	306,471	(1,751,730)	(1,445,259)

TA Aegon Core Bond Initial Class	43,268	(156,518)	(113,250)	78,671	(184,518)	(105,847)

TA Aegon High Yield Bond Initial Class	374,552	(659,773)	(285,221)	445,500	(1,381,833)	(936,333)

TA Aegon High Yield Bond Service Class	5,329	(22,678)	(17,349)	8,731	(65,484)	(56,753)

TA Aegon Sustainable Equity Income Initial Class	365,306	(985,168)	(619,862)	318,520	(1,449,605)	(1,131,085)

TA Aegon Sustainable Equity Income Service Class	50,997	(270,122)	(219,125)	16,728	(346,577)	(329,849)

TA Aegon U.S. Government Securities Initial Class	704,724	(426,280)	278,444	2,386,833	(2,247,905)	138,928

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Aegon U.S. Government Securities Service Class	$285,017	$(1,054,253)	$(769,236)	$2,425,399	$(642,388)	$1,783,011

TA BlackRock Government Money Market Initial Class	1,571,973	(3,938,837)	(2,366,864)	3,928,367	(3,229,444)	698,923

TA BlackRock Government Money Market Service Class	870,315	(2,280,751)	(1,410,436)	1,934,649	(2,967,147)	(1,032,498)

TA BlackRock iShares Edge 40 Initial Class	38,961	(99,061)	(60,100)	77,926	(339,502)	(261,576)

TA BlackRock iShares Edge 40 Service Class	8,689	(42,037)	(33,348)	6,651	(51,294)	(44,643)

TA BlackRock Real Estate Securities Initial Class	76,364	(97,796)	(21,432)	106,135	(132,829)	(26,694)

TA BlackRock Real Estate Securities Service Class	8,061	(4,550)	3,511	5,339	(39,348)	(34,009)

TA International Focus Initial Class	21,653	(78,896)	(57,243)	28,700	(401,429)	(372,729)

TA International Focus Service Class	163	(1,791)	(1,628)	3,030	(35,656)	(32,626)

TA Janus Mid-Cap Growth Initial Class	49,538	(561,775)	(512,237)	239,731	(1,054,042)	(814,311)

TA Janus Mid-Cap Growth Service Class	36,502	(300,926)	(264,424)	8,762	(28,968)	(20,206)

TA JPMorgan Asset Allocation - Conservative Initial Class	629,046	(1,104,018)	(474,972)	1,057,559	(1,861,304)	(803,745)

TA JPMorgan Asset Allocation - Conservative Service Class	61,928	(3,750,135)	(3,688,207)	164,649	(3,399,948)	(3,235,299)

TA JPMorgan Asset Allocation - Growth Initial Class	13,994	(1,223,165)	(1,209,171)	51,902	(1,983,914)	(1,932,012)

TA JPMorgan Asset Allocation - Growth Service Class	145,961	(1,182,823)	(1,036,862)	216,722	(1,307,018)	(1,090,296)

TA JPMorgan Asset Allocation - Moderate Initial Class	83,093	(1,818,688)	(1,735,595)	662,715	(3,827,917)	(3,165,202)

TA JPMorgan Asset Allocation - Moderate Service Class	847,671	(7,052,960)	(6,205,289)	521,444	(7,199,859)	(6,678,415)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	219,640	(2,567,260)	(2,347,620)	372,997	(3,155,994)	(2,782,997)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	316,143	(14,315,593)	(13,999,450)	1,395,939	(14,337,525)	(12,941,586)

TA JPMorgan Enhanced Index Initial Class	655,112	(1,270,675)	(615,563)	694,591	(1,555,237)	(860,646)

TA JPMorgan Enhanced Index Service Class	200,000	(23,114)	176,886	-	(78,793)	(78,793)

TA JPMorgan International Moderate Growth Initial Class	674	(11,474)	(10,800)	74,663	(50,154)	24,509

TA JPMorgan International Moderate Growth Service Class	33,232	(948,079)	(914,847)	64,521	(1,098,398)	(1,033,877)

TA JPMorgan Mid Cap Value Initial Class	57,530	(156,721)	(99,191)	73,053	(186,419)	(113,366)

TA JPMorgan Tactical Allocation Initial Class	4,918	(55,845)	(50,927)	2,914	(74,811)	(71,897)

TA JPMorgan Tactical Allocation Service Class	20,447	(125,694)	(105,247)	31,916	(151,016)	(119,100)

TA Multi-Managed Balanced Initial Class	3,710	(330,247)	(326,537)	174,442	(644,777)	(470,335)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Multi-Managed Balanced Service Class	$480,359	$(1,826,904)	$(1,346,545)	$194,781	$(4,058,192)	$(3,863,411)

TA Small/Mid Cap Value Initial Class	19,006	(205,047)	(186,041)	11,692	(231,873)	(220,181)

TA T. Rowe Price Small Cap Initial Class	137,535	(563,779)	(426,244)	31,087	(302,008)	(270,921)

TA T. Rowe Price Small Cap Service Class	41,918	(13,951)	27,967	163,678	(19,258)	144,420

TA TS&W International Equity Initial Class	176,379	(183,935)	(7,556)	114,533	(209,771)	(95,238)

TA TS&W International Equity Service Class	79,368	(56,860)	22,508	19,326	(64,835)	(45,509)

TA WMC US Growth Initial Class	7,300,416	(2,816,008)	4,484,408	444,371	(3,173,729)	(2,729,358)

TA WMC US Growth Service Class	1,213,085	(1,195,122)	17,963	341,094	(701,319)	(360,225)

Wanger Acorn	35,091	(324,336)	(289,245)	143,569	(209,787)	(66,218)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Large Cap Growth Class B Shares
12/31/2023	755,403	$6.55	to	$24.30	$2,656,726	-%	0.85%	to	2.95%	33.66%	to	30.94%
12/31/2022	803,298	4.90	to	18.56	2,132,627	-	0.85	to	2.95	(29.29)	to	(30.73)
12/31/2021	853,726	6.94	to	26.79	3,263,647	-	0.85	to	2.95	27.57	to	24.97
12/31/2020	1,030,747	5.44	to	21.44	3,107,239	-	0.85	to	2.95	34.01	to	31.28
12/31/2019	1,100,717	4.06	to	16.33	2,492,984	-	0.85	to	2.95	33.23	to	30.51
AB Relative Value Class B Shares
12/31/2023	668,414	3.78	to	3.23	2,067,196	1.41	0.85	to	2.95	10.78	to	8.53
12/31/2022	776,247	3.41	to	2.98	2,158,785	1.08	0.85	to	2.95	(5.22)	to	(7.15)
12/31/2021	860,559	3.60	to	3.21	2,506,746	0.69	0.85	to	2.95	26.76	to	24.18
12/31/2020	1,111,247	2.84	to	2.58	2,594,359	1.34	0.85	to	2.95	1.61	to	(0.46)
12/31/2019	1,094,403	2.80	to	2.60	2,533,706	1.00	0.85	to	2.95	22.57	to	20.07
AB Sustainable Global Thematic Growth Class B Shares
12/31/2023	493,958	3.77	to	19.01	788,692	0.03	1.05	to	2.65	14.50	to	12.72
12/31/2022	513,388	3.29	to	16.86	724,909	-	1.05	to	2.65	(27.92)	to	(29.05)
12/31/2021	594,713	4.56	to	23.77	1,135,084	-	1.05	to	2.65	21.30	to	19.41
12/31/2020	642,848	3.76	to	19.90	1,039,738	0.45	1.05	to	2.65	37.64	to	35.49
12/31/2019	692,982	2.73	to	14.69	811,760	0.16	1.05	to	2.65	28.43	to	26.43
Allspring VT Discovery All Cap Growth Class 1 Shares
12/31/2023	211,450	5.15	to	3.00	1,153,057	-	1.25	to	2.50	31.85	to	30.25
12/31/2022	229,861	3.91	to	2.30	945,784	-	1.25	to	2.50	(37.82)	to	(38.58)
12/31/2021	268,199	6.29	to	3.75	1,750,141	-	1.25	to	2.50	13.85	to	12.46
12/31/2020	325,936	5.52	to	3.34	1,870,182	-	1.25	to	2.50	41.64	to	39.91
12/31/2019	370,534	3.90	to	2.38	1,491,632	-	1.25	to	2.50	35.70	to	34.04
Allspring VT Discovery All Cap Growth Class 2 Shares
12/31/2023	29,899	7.37	to	21.13	202,783	-	1.05	to	2.50	31.79	to	29.93
12/31/2022	32,634	5.59	to	16.27	168,817	-	1.05	to	2.50	(37.85)	to	(38.73)
12/31/2021	41,559	9.00	to	26.55	346,827	-	1.05	to	2.50	13.78	to	12.17
12/31/2020	43,543	7.91	to	23.67	320,710	-	1.05	to	2.50	41.70	to	39.70
12/31/2019	45,640	5.58	to	16.94	238,228	-	1.05	to	2.50	35.62	to	33.70
Allspring VT International Equity Class 1 Shares
12/31/2023	222,217	2.33	to	1.45	458,652	1.74	1.25	to	2.50	14.38	to	12.99
12/31/2022	238,136	2.04	to	1.29	431,686	4.18	1.25	to	2.50	(12.57)	to	(13.64)
12/31/2021	285,726	2.33	to	1.49	593,155	1.41	1.25	to	2.50	6.06	to	4.77
12/31/2020	327,454	2.20	to	1.42	642,815	2.96	1.25	to	2.50	3.59	to	2.33
12/31/2019	360,720	2.12	to	1.39	685,741	4.19	1.25	to	2.50	14.08	to	12.68
Allspring VT International Equity Class 2 Shares
12/31/2023	10,371	2.56	to	11.40	25,035	1.47	1.05	to	2.50	14.36	to	12.75
12/31/2022	12,114	2.24	to	10.11	25,519	3.45	1.05	to	2.50	(12.80)	to	(14.03)
12/31/2021	14,914	2.57	to	11.77	36,173	1.08	1.05	to	2.50	5.76	to	4.26
12/31/2020	15,596	2.43	to	11.28	35,853	2.61	1.05	to	2.50	3.84	to	2.37
12/31/2019	26,007	2.34	to	11.02	57,959	3.74	1.05	to	2.50	14.29	to	12.67
Allspring VT Opportunity Class 1 Shares
12/31/2023	403,660	3.75	to	3.23	1,470,104	-	1.25	to	2.50	25.27	to	23.75
12/31/2022	449,435	3.00	to	2.61	1,310,221	-	1.25	to	2.50	(21.59)	to	(22.54)
12/31/2021	491,012	3.82	to	3.37	1,830,364	0.25	1.25	to	2.50	23.52	to	22.02
12/31/2020	570,935	3.09	to	2.76	1,727,970	0.71	1.25	to	2.50	19.83	to	18.37
12/31/2019	631,247	2.58	to	2.33	1,598,532	0.56	1.25	to	2.50	30.18	to	28.60

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Allspring VT Opportunity Class 2 Shares
12/31/2023	24,318	$3.73	to	$18.36	$85,865	-%	1.05%	to	2.50%	25.19%	to	23.42%
12/31/2022	33,129	2.98	to	14.88	94,309	-	1.05	to	2.50	(21.63)	to	(22.74)
12/31/2021	36,202	3.80	to	19.26	132,082	0.04	1.05	to	2.50	23.48	to	21.74
12/31/2020	38,127	3.08	to	15.82	113,104	0.43	1.05	to	2.50	19.75	to	18.05
12/31/2019	41,732	2.57	to	13.40	103,795	0.21	1.05	to	2.50	30.10	to	28.26
Allspring VT Small Cap Growth Class 1 Shares
12/31/2023	231,134	3.29	to	2.13	711,673	-	1.25	to	2.50	3.07	to	1.82
12/31/2022	409,118	3.19	to	2.09	1,237,821	-	1.25	to	2.50	(35.11)	to	(35.90)
12/31/2021	468,202	4.92	to	3.26	2,186,457	-	1.25	to	2.50	6.60	to	5.30
12/31/2020	502,137	4.62	to	3.10	2,200,830	-	1.25	to	2.50	56.15	to	54.24
12/31/2019	533,305	2.96	to	2.01	1,497,167	-	1.25	to	2.50	23.76	to	22.25
Allspring VT Small Cap Growth Class 2 Shares
12/31/2023	33,311	3.14	to	15.31	101,202	-	1.05	to	2.50	3.03	to	1.57
12/31/2022	34,631	3.05	to	15.08	102,402	-	1.05	to	2.50	(35.10)	to	(36.02)
12/31/2021	36,379	4.69	to	23.57	166,191	-	1.05	to	2.50	6.52	to	5.01
12/31/2020	39,390	4.41	to	22.44	169,560	-	1.05	to	2.50	56.15	to	53.94
12/31/2019	43,343	2.82	to	14.58	119,814	-	1.05	to	2.50	23.53	to	21.78
BNY Mellon Stock Index Initial Shares
12/31/2023	359,005	5.15	to	4.30	1,808,774	1.43	1.25	to	2.50	24.38	to	22.87
12/31/2022	370,487	4.14	to	3.50	1,501,151	1.33	1.25	to	2.50	(19.32)	to	(20.31)
12/31/2021	397,057	5.13	to	4.39	1,994,787	1.13	1.25	to	2.50	26.83	to	25.28
12/31/2020	476,795	4.05	to	3.50	1,893,906	1.58	1.25	to	2.50	16.55	to	15.13
12/31/2019	503,367	3.47	to	3.04	1,715,912	1.67	1.25	to	2.50	29.56	to	27.98
BNY Mellon Stock Index Service Shares
12/31/2023	6,513	4.58	to	3.49	22,726	1.15	1.25	to	2.50	24.06	to	22.55
12/31/2022	7,193	3.69	to	2.85	20,479	1.10	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2021	6,286	4.59	to	3.58	22,515	0.81	1.25	to	2.50	26.54	to	24.99
12/31/2020	6,700	3.63	to	2.87	19,199	1.31	1.25	to	2.50	16.26	to	14.84
12/31/2019	7,217	3.12	to	2.50	18,009	1.45	1.25	to	2.50	29.23	to	27.65
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2023	95,675	2.36	to	18.35	225,405	0.73	1.40	to	2.65	22.12	to	20.64
12/31/2022	99,304	1.93	to	15.21	191,582	0.52	1.40	to	2.65	(23.94)	to	(24.86)
12/31/2021	90,555	2.54	to	20.24	229,679	0.76	1.40	to	2.65	25.24	to	23.72
12/31/2020	97,939	2.03	to	16.36	198,340	1.29	1.40	to	2.65	22.43	to	20.94
12/31/2019	160,241	1.65	to	13.53	265,056	1.43	1.40	to	2.65	32.50	to	30.89
BNY Mellon VIF Appreciation Initial Shares
12/31/2023	405,541	5.28	to	20.77	2,139,486	0.71	1.40	to	2.65	19.30	to	17.86
12/31/2022	433,645	4.42	to	17.62	1,917,574	0.66	1.40	to	2.65	(19.19)	to	(20.18)
12/31/2021	475,862	5.47	to	22.07	2,604,111	0.44	1.40	to	2.65	25.38	to	23.85
12/31/2020	512,061	4.36	to	17.82	2,233,121	0.79	1.40	to	2.65	21.98	to	20.50
12/31/2019	542,656	3.58	to	14.79	1,940,214	1.16	1.40	to	2.65	34.22	to	32.58
BNY Mellon VIF Government Money Market
12/31/2023	689,481	1.12	to	0.73	746,426	4.50	1.25	to	2.50	3.31	to	2.05
12/31/2022	784,593	1.08	to	0.72	824,876	1.23	1.25	to	2.50	0.02	to	(1.20)
12/31/2021	849,145	1.08	to	0.73	893,513	0.01	1.25	to	2.50	(1.23)	to	(2.43)
12/31/2020	1,013,958	1.09	to	0.75	1,079,879	0.22	1.25	to	2.50	(1.03)	to	(2.23)
12/31/2019	1,045,167	1.10	to	0.76	1,125,470	1.63	1.25	to	2.50	0.41	to	(0.82)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2023	224,999	4.67	to	20.45	1,051,659	0.66	1.40	to	2.65	24.94	to	23.43
12/31/2022	232,577	3.74	to	16.56	870,067	0.79	1.40	to	2.65	(15.99)	to	(17.01)
12/31/2021	250,827	4.45	to	19.96	1,116,956	0.47	1.40	to	2.65	23.90	to	22.39
12/31/2020	286,523	3.59	to	16.31	1,029,826	0.77	1.40	to	2.65	22.91	to	21.42
12/31/2019	286,292	2.92	to	13.43	837,177	1.07	1.40	to	2.65	27.34	to	25.79

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2023	461,149	$2.78	to	$12.77	$1,285,220	0.34%	1.40%	to	2.65%	7.78%	to	6.47%
12/31/2022	493,145	2.58	to	12.00	1,275,298	-	1.40	to	2.65	(17.77)	to	(18.77)
12/31/2021	532,421	3.14	to	14.77	1,674,329	0.11	1.40	to	2.65	14.85	to	13.46
12/31/2020	555,874	2.73	to	13.02	1,522,102	0.65	1.40	to	2.65	18.24	to	16.80
12/31/2019	579,485	2.31	to	11.15	1,342,003	-	1.40	to	2.65	20.10	to	18.63
Columbia - Dividend Opportunity Class 1 Shares
12/31/2023	323,782	2.39	to	14.88	790,279	-	1.05	to	2.50	4.00	to	2.53
12/31/2022	345,561	2.30	to	14.51	816,353	-	1.05	to	2.50	(2.14)	to	(3.52)
12/31/2021	364,669	2.35	to	15.04	892,198	-	1.05	to	2.50	24.85	to	23.09
12/31/2020	384,921	1.88	to	12.22	759,645	-	1.05	to	2.50	0.10	to	(1.32)
12/31/2019	466,297	1.88	to	12.38	916,739	-	1.05	to	2.50	22.78	to	21.04
Columbia - Income Opportunity Class 1 Shares
12/31/2023	865,367	1.38	to	1.18	1,148,887	5.16	1.05	to	2.50	10.40	to	8.85
12/31/2022	898,151	1.25	to	1.09	1,084,860	5.35	1.05	to	2.50	(10.95)	to	(12.20)
12/31/2021	958,319	1.40	to	1.24	1,303,953	9.15	1.05	to	2.50	3.41	to	1.95
12/31/2020	1,025,977	1.35	to	1.21	1,354,605	4.78	1.05	to	2.50	4.80	to	3.31
12/31/2019	1,142,646	1.29	to	1.17	1,444,680	5.12	1.05	to	2.50	15.26	to	13.63
Columbia - Large Cap Growth Class 1 Shares
12/31/2023	1,458,038	2.75	to	2.47	3,896,627	-	1.05	to	2.50	41.68	to	39.69
12/31/2022	1,614,269	1.94	to	1.77	3,057,565	-	1.05	to	2.50	(32.10)	to	(33.06)
12/31/2021	1,659,549	2.86	to	2.64	4,648,354	-	1.05	to	2.50	27.39	to	25.59
12/31/2020	1,910,999	2.25	to	2.10	4,217,777	-	1.05	to	2.50	33.34	to	31.45
12/31/2019	2,227,860	1.68	to	1.60	3,702,606	-	1.05	to	2.50	34.49	to	32.59
Columbia - Overseas Core Class 2 Shares
12/31/2023	933,025	1.38	to	1.24	1,244,861	1.70	1.05	to	2.50	14.13	to	12.52
12/31/2022	1,011,551	1.21	to	1.10	1,187,323	0.77	1.05	to	2.50	(15.79)	to	(16.97)
12/31/2021	1,037,491	1.43	to	1.32	1,460,494	1.10	1.05	to	2.50	8.60	to	7.07
12/31/2020	1,149,888	1.32	to	1.24	1,495,377	1.45	1.05	to	2.50	7.69	to	6.17
12/31/2019	1,377,826	1.23	to	1.16	1,669,865	1.82	1.05	to	2.50	23.85	to	22.10
Columbia - Select Mid Cap Growth Class 1 Shares
12/31/2023	428,743	2.72	to	2.34	1,118,978	-	1.05	to	2.50	23.94	to	22.20
12/31/2022	453,707	2.19	to	1.91	958,786	-	1.05	to	2.50	(31.55)	to	(32.52)
12/31/2021	470,769	3.21	to	2.83	1,458,449	-	1.05	to	2.50	15.36	to	13.73
12/31/2020	492,115	2.78	to	2.49	1,326,684	-	1.05	to	2.50	34.02	to	32.12
12/31/2019	574,882	2.07	to	1.89	1,161,640	-	1.05	to	2.50	33.78	to	31.88
Columbia - Select Mid Cap Value Class 1 Shares
12/31/2023	76,674	2.68	to	15.24	209,417	-	1.05	to	2.50	9.16	to	7.62
12/31/2022	77,928	2.46	to	14.16	196,886	-	1.05	to	2.50	(10.38)	to	(11.64)
12/31/2021	93,830	2.74	to	16.02	272,455	-	1.05	to	2.50	30.95	to	29.10
12/31/2020	125,461	2.10	to	12.41	274,450	-	1.05	to	2.50	6.36	to	4.86
12/31/2019	143,411	1.97	to	11.84	273,365	-	1.05	to	2.50	30.26	to	28.42
Columbia - Small Cap Value Class 1 Shares
12/31/2023	181,410	6.29	to	1.80	825,906	0.76	1.05	to	2.50	20.68	to	18.98
12/31/2022	208,127	5.21	to	1.52	783,539	0.74	1.05	to	2.50	(9.64)	to	(10.92)
12/31/2021	234,137	5.77	to	1.70	971,018	0.67	1.05	to	2.50	27.85	to	26.04
12/31/2020	266,687	4.51	to	1.35	860,898	0.62	1.05	to	2.50	7.67	to	6.14
12/31/2019	283,132	4.19	to	1.27	854,251	0.55	1.05	to	2.50	20.08	to	18.38
Columbia - Small Company Growth Class 1 Shares
12/31/2023	5,265	3.44	to	20.13	23,046	-	1.05	to	2.50	25.32	to	23.55
12/31/2022	5,904	2.74	to	16.29	20,616	-	1.05	to	2.50	(36.43)	to	(37.33)
12/31/2021	6,640	4.31	to	26.00	38,281	-	1.05	to	2.50	(3.91)	to	(5.27)
12/31/2020	8,738	4.49	to	27.45	49,961	-	1.05	to	2.50	69.35	to	66.96
12/31/2019	8,785	2.65	to	16.44	30,196	-	1.05	to	2.50	39.23	to	37.27

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Columbia - Strategic Income Class 1 Shares
12/31/2023	262,678	$2.28	to	$10.41	$542,053	3.53%	1.05%	to	2.50%	8.54%	to	7.01%
12/31/2022	274,217	2.10	to	9.72	522,656	2.90	1.05	to	2.50	(12.29)	to	(13.53)
12/31/2021	330,561	2.39	to	11.25	731,576	5.44	1.05	to	2.50	1.03	to	(0.40)
12/31/2020	355,811	2.37	to	11.29	780,640	3.57	1.05	to	2.50	5.71	to	4.21
12/31/2019	391,289	2.24	to	10.84	798,329	3.80	1.05	to	2.50	9.23	to	7.68
CTIVP® - Principal Blue Chip Growth Class 1 Shares
12/31/2023	1,292,445	2.62	to	2.35	3,313,989	-	1.05	to	2.50	38.09	to	36.15
12/31/2022	1,364,830	1.90	to	1.73	2,541,607	-	1.05	to	2.50	(28.75)	to	(29.76)
12/31/2021	1,460,926	2.67	to	2.46	3,828,722	-	1.05	to	2.50	17.34	to	15.68
12/31/2020	1,613,885	2.27	to	2.13	3,615,329	-	1.05	to	2.50	30.56	to	28.72
12/31/2019	1,866,355	1.74	to	1.65	3,216,635	-	1.05	to	2.50	30.39	to	28.54
Davis Value
12/31/2023	854,400	4.48	to	2.85	2,796,569	1.33	1.05	to	2.50	31.26	to	29.41
12/31/2022	1,050,834	3.41	to	2.20	2,656,898	1.21	1.05	to	2.50	(20.96)	to	(22.08)
12/31/2021	1,165,845	4.31	to	2.83	3,746,669	0.57	1.05	to	2.50	16.63	to	14.98
12/31/2020	1,332,711	3.70	to	2.46	3,663,319	0.70	1.05	to	2.50	10.56	to	9.00
12/31/2019	1,686,111	3.35	to	2.26	4,164,271	1.59	1.05	to	2.50	29.80	to	27.97
Federated Hermes Government Money II Service Shares
12/31/2023	2,485,803	1.03	to	9.10	2,388,332	4.42	1.05	to	2.65	3.44	to	1.83
12/31/2022	3,287,841	1.00	to	8.94	3,053,007	1.12	1.05	to	2.65	0.11	to	(1.45)
12/31/2021	3,621,544	1.00	to	9.07	3,370,633	-	1.05	to	2.65	(1.04)	to	(2.58)
12/31/2020	4,306,880	1.01	to	9.31	4,065,950	0.17	1.05	to	2.65	(0.84)	to	(2.38)
12/31/2019	3,362,394	1.02	to	9.54	3,209,828	1.62	1.05	to	2.65	0.59	to	(0.98)
Federated Hermes High Income Bond II Primary Shares
12/31/2023	573,437	2.92	to	10.90	1,580,801	5.86	1.05	to	2.65	11.55	to	9.81
12/31/2022	633,339	2.62	to	9.93	1,570,874	5.37	1.05	to	2.65	(12.69)	to	(14.05)
12/31/2021	651,983	3.00	to	11.55	1,857,360	4.97	1.05	to	2.65	3.76	to	2.14
12/31/2020	781,213	2.89	to	11.31	2,154,255	5.90	1.05	to	2.65	4.49	to	2.86
12/31/2019	815,281	2.77	to	10.99	2,158,062	6.14	1.05	to	2.65	13.35	to	11.59
Federated Hermes Kaufmann II Primary Shares
12/31/2023	303,755	5.59	to	2.88	1,473,569	-	1.05	to	2.50	14.04	to	12.43
12/31/2022	321,466	4.90	to	2.56	1,370,323	-	1.05	to	2.50	(30.82)	to	(31.80)
12/31/2021	356,018	7.08	to	3.75	2,206,386	-	1.05	to	2.50	1.44	to	0.01
12/31/2020	390,085	6.98	to	3.75	2,393,507	-	1.05	to	2.50	27.46	to	25.65
12/31/2019	435,250	5.48	to	2.99	2,112,262	-	1.05	to	2.50	32.43	to	30.56
Federated Hermes Kaufmann II Service Shares
12/31/2023	257,104	3.89	to	15.31	964,856	-	1.05	to	2.50	13.67	to	12.07
12/31/2022	363,781	3.43	to	13.66	1,203,603	-	1.05	to	2.50	(30.98)	to	(31.96)
12/31/2021	380,725	4.96	to	20.08	1,827,772	-	1.05	to	2.50	1.20	to	(0.23)
12/31/2020	428,890	4.90	to	20.13	2,037,342	-	1.05	to	2.50	27.15	to	25.35
12/31/2019	529,623	3.86	to	16.06	1,983,324	-	1.05	to	2.50	32.13	to	30.26
Federated Hermes Managed Volatility II Primary Shares
12/31/2023	323,306	2.08	to	12.05	692,707	1.91	1.05	to	2.65	7.56	to	5.88
12/31/2022	342,609	1.93	to	11.38	680,126	1.87	1.05	to	2.65	(14.65)	to	(15.98)
12/31/2021	354,525	2.26	to	13.54	826,804	1.79	1.05	to	2.65	17.28	to	15.45
12/31/2020	402,180	1.93	to	11.73	797,437	2.61	1.05	to	2.65	(0.12)	to	(1.67)
12/31/2019	454,035	1.93	to	11.93	899,649	2.09	1.05	to	2.65	18.98	to	17.12
Federated Hermes Managed Volatility II Service Shares
12/31/2023	236,394	1.16	to	10.74	271,735	1.59	1.05	to	2.50	7.21	to	5.70
12/31/2022	274,187	1.08	to	10.17	294,392	-	1.05	to	2.50	(14.89)	to	(16.09)
12/31/2021	304,573	1.27	to	12.11	384,868	1.57	1.05	to	2.50	17.03	to	15.37
12/31/2020	326,762	1.09	to	10.50	353,494	2.04	1.05	to	2.50	(0.34)	to	(1.75)
12/31/2019	367,141	1.09	to	10.69	399,188	2.10	1.05	to	2.50	18.67	to	16.99

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Federated Hermes Quality Bond II Primary Shares
12/31/2023	57,922	$1.62	to	$9.76	$95,228	2.63%	1.05%	to	2.50%	5.04%	to	3.55%
12/31/2022	59,349	1.54	to	9.43	93,215	2.83	1.05	to	2.50	(10.22)	to	(11.48)
12/31/2021	95,476	1.72	to	10.65	166,733	2.61	1.05	to	2.50	(2.42)	to	(3.80)
12/31/2020	126,380	1.76	to	11.07	225,676	2.76	1.05	to	2.50	7.00	to	5.48
12/31/2019	153,263	1.65	to	10.49	259,100	2.91	1.05	to	2.50	8.31	to	6.77
Fidelity® VIP Asset Manager Initial Class
12/31/2023	261,096	2.51	to	1.30	841,818	2.18	1.15	to	3.85	11.66	to	8.77
12/31/2022	319,012	2.25	to	1.19	924,565	2.10	1.15	to	3.85	(15.90)	to	(18.09)
12/31/2021	337,969	2.67	to	1.46	1,171,414	1.54	1.15	to	3.85	8.67	to	5.84
12/31/2020	383,693	2.46	to	1.37	1,226,885	1.52	1.15	to	3.85	13.56	to	10.61
12/31/2019	398,343	2.17	to	1.24	1,123,600	1.74	1.15	to	3.85	16.90	to	13.87
Fidelity® VIP Asset Manager: Growth Initial Class
12/31/2023	129,678	2.50	to	1.28	455,607	1.73	1.15	to	3.85	15.05	to	12.07
12/31/2022	145,555	2.17	to	1.14	445,515	1.83	1.15	to	3.85	(17.82)	to	(19.96)
12/31/2021	149,185	2.64	to	1.43	556,420	1.35	1.15	to	3.85	12.67	to	9.74
12/31/2020	184,456	2.35	to	1.30	611,843	1.05	1.15	to	3.85	15.93	to	12.92
12/31/2019	212,161	2.02	to	1.15	607,887	1.48	1.15	to	3.85	21.43	to	18.27
Fidelity® VIP Balanced Initial Class
12/31/2023	450,089	3.61	to	1.95	2,109,889	1.64	1.15	to	3.85	20.15	to	17.04
12/31/2022	544,302	3.01	to	1.66	2,126,544	1.22	1.15	to	3.85	(18.87)	to	(20.98)
12/31/2021	634,822	3.71	to	2.11	3,057,938	0.90	1.15	to	3.85	16.92	to	13.88
12/31/2020	754,599	3.17	to	1.85	3,111,589	1.43	1.15	to	3.85	21.00	to	17.85
12/31/2019	876,239	2.62	to	1.57	2,990,760	1.70	1.15	to	3.85	23.09	to	19.89
Fidelity® VIP Balanced Service Class 2
12/31/2023	88,824	3.76	to	2.86	290,938	1.51	1.25	to	2.50	19.74	to	18.29
12/31/2022	116,123	3.14	to	2.42	316,845	1.04	1.25	to	2.50	(19.20)	to	(20.18)
12/31/2021	120,245	3.89	to	3.03	406,677	0.68	1.25	to	2.50	16.54	to	15.11
12/31/2020	156,039	3.34	to	2.64	453,094	1.27	1.25	to	2.50	20.62	to	19.15
12/31/2019	159,130	2.77	to	2.21	383,438	1.57	1.25	to	2.50	22.58	to	21.09
Fidelity® VIP Contrafund® Initial Class
12/31/2023	884,013	6.15	to	3.17	8,566,992	0.49	1.15	to	3.85	31.94	to	28.52
12/31/2022	981,297	4.66	to	2.46	7,222,451	0.49	1.15	to	3.85	(27.15)	to	(29.04)
12/31/2021	1,114,031	6.40	to	3.47	11,244,241	0.06	1.15	to	3.85	26.38	to	23.10
12/31/2020	1,163,986	5.06	to	2.82	9,313,072	0.25	1.15	to	3.85	29.08	to	25.73
12/31/2019	1,333,975	3.92	to	2.24	8,277,004	0.45	1.15	to	3.85	30.08	to	26.70
Fidelity® VIP Contrafund® Service Class 2
12/31/2023	1,977,082	5.67	to	3.14	8,839,127	0.26	0.85	to	2.95	32.00	to	29.32
12/31/2022	2,046,414	4.29	to	2.43	7,009,316	0.26	0.85	to	2.95	(27.11)	to	(28.59)
12/31/2021	2,266,767	5.89	to	3.40	10,713,245	0.03	0.85	to	2.95	26.44	to	23.86
12/31/2020	2,611,959	4.66	to	2.74	9,880,113	0.08	0.85	to	2.95	29.14	to	26.50
12/31/2019	3,168,296	3.61	to	2.17	9,447,744	0.21	0.85	to	2.95	30.17	to	27.51
Fidelity® VIP Equity-Income Initial Class
12/31/2023	664,959	3.55	to	1.94	3,344,616	1.89	1.15	to	3.85	9.39	to	6.56
12/31/2022	717,168	3.24	to	1.82	3,305,286	1.80	1.15	to	3.85	(6.04)	to	(8.47)
12/31/2021	813,250	3.45	to	1.99	4,020,258	1.86	1.15	to	3.85	23.47	to	20.27
12/31/2020	897,970	2.80	to	1.65	3,599,767	1.80	1.15	to	3.85	5.48	to	2.74
12/31/2019	985,169	2.65	to	1.61	3,751,895	1.96	1.15	to	3.85	25.99	to	22.72
Fidelity® VIP Equity-Income Service Class 2
12/31/2023	1,750,727	3.41	to	2.44	5,655,911	1.71	0.85	to	2.95	9.45	to	7.22
12/31/2022	1,900,631	3.12	to	2.28	5,650,072	1.69	0.85	to	2.95	(6.04)	to	(7.96)
12/31/2021	2,068,225	3.32	to	2.48	6,579,146	1.62	0.85	to	2.95	23.56	to	21.04
12/31/2020	2,303,115	2.69	to	2.05	5,962,177	1.59	0.85	to	2.95	5.54	to	3.39
12/31/2019	2,630,067	2.55	to	1.98	6,497,564	1.77	0.85	to	2.95	26.04	to	23.47

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Government Money Market Initial Class
12/31/2023	547,969	$1.19	to	$0.62	$688,437	4.78%	1.15%	to	3.85%	3.70%	to	1.02%
12/31/2022	646,362	1.15	to	0.61	785,000	1.60	1.15	to	3.85	0.29	to	(2.31)
12/31/2021	389,779	1.14	to	0.63	470,246	0.01	1.15	to	3.85	(1.13)	to	(3.70)
12/31/2020	313,256	1.16	to	0.65	380,772	0.31	1.15	to	3.85	(0.82)	to	(3.40)
12/31/2019	258,222	1.16	to	0.67	319,050	1.99	1.15	to	3.85	0.86	to	(1.77)
Fidelity® VIP Government Money Market Service Class 2
12/31/2023	192,704	1.05	to	0.84	197,920	4.54	1.25	to	2.50	3.35	to	2.09
12/31/2022	211,188	1.02	to	0.83	210,246	1.23	1.25	to	2.50	0.02	to	(1.20)
12/31/2021	232,271	1.02	to	0.84	231,154	0.01	1.25	to	2.50	(1.23)	to	(2.43)
12/31/2020	286,723	1.03	to	0.86	289,196	0.25	1.25	to	2.50	(1.00)	to	(2.21)
12/31/2019	304,498	1.04	to	0.88	310,624	1.77	1.25	to	2.50	0.51	to	(0.72)
Fidelity® VIP Growth Initial Class
12/31/2023	767,929	5.11	to	2.48	6,652,419	0.13	1.15	to	3.85	34.69	to	31.20
12/31/2022	860,701	3.80	to	1.89	5,551,816	0.62	1.15	to	3.85	(25.31)	to	(27.25)
12/31/2021	1,012,162	5.08	to	2.60	8,722,736	-	1.15	to	3.85	21.81	to	18.65
12/31/2020	1,141,247	4.17	to	2.19	8,095,914	0.08	1.15	to	3.85	42.26	to	38.56
12/31/2019	1,288,065	2.93	to	1.58	6,438,278	0.26	1.15	to	3.85	32.79	to	29.33
Fidelity® VIP Growth Service Class 2
12/31/2023	649,307	6.37	to	26.16	2,728,272	0.00	0.85	to	2.95	34.75	to	32.01
12/31/2022	699,165	4.73	to	19.81	2,201,483	0.35	0.85	to	2.95	(25.28)	to	(26.80)
12/31/2021	730,905	6.33	to	27.07	3,106,013	-	0.85	to	2.95	21.87	to	19.38
12/31/2020	884,798	5.19	to	22.67	3,149,653	0.04	0.85	to	2.95	42.34	to	39.44
12/31/2019	948,442	3.65	to	16.26	2,390,021	0.06	0.85	to	2.95	32.85	to	30.14
Fidelity® VIP Growth & Income Initial Class
12/31/2023	493,135	3.81	to	1.99	2,800,685	1.58	1.15	to	3.85	17.37	to	14.33
12/31/2022	574,476	3.25	to	1.74	2,791,123	1.55	1.15	to	3.85	(6.03)	to	(8.47)
12/31/2021	662,390	3.46	to	1.90	3,461,118	2.38	1.15	to	3.85	24.52	to	21.28
12/31/2020	709,886	2.78	to	1.57	2,985,573	2.07	1.15	to	3.85	6.62	to	3.85
12/31/2019	831,427	2.60	to	1.51	3,265,396	3.56	1.15	to	3.85	28.57	to	25.23
Fidelity® VIP Growth & Income Service Class 2
12/31/2023	113,004	4.10	to	3.12	384,533	1.53	1.25	to	2.50	16.91	to	15.49
12/31/2022	111,851	3.51	to	2.71	325,098	1.51	1.25	to	2.50	(6.34)	to	(7.48)
12/31/2021	109,674	3.75	to	2.92	341,097	2.19	1.25	to	2.50	24.09	to	22.58
12/31/2020	124,426	3.02	to	2.39	312,219	1.94	1.25	to	2.50	6.27	to	4.97
12/31/2019	132,087	2.84	to	2.27	312,059	3.41	1.25	to	2.50	28.08	to	26.52
Fidelity® VIP Growth Opportunities Initial Class
12/31/2023	404,787	4.97	to	2.67	2,935,727	-	1.15	to	3.85	44.00	to	40.27
12/31/2022	443,458	3.45	to	1.90	2,240,256	-	1.15	to	3.85	(38.85)	to	(40.44)
12/31/2021	487,969	5.65	to	3.20	4,035,230	-	1.15	to	3.85	10.67	to	7.79
12/31/2020	572,924	5.10	to	2.97	4,287,046	0.01	1.15	to	3.85	66.74	to	62.42
12/31/2019	623,329	3.06	to	1.83	2,804,704	0.15	1.15	to	3.85	39.24	to	35.62
Fidelity® VIP Growth Opportunities Service Class
12/31/2023	257,194	7.29	to	8.01	1,792,181	-	1.25	to	2.50	43.72	to	41.98
12/31/2022	294,454	5.07	to	5.64	1,433,446	-	1.25	to	2.50	(38.98)	to	(39.72)
12/31/2021	332,185	8.31	to	9.36	2,660,973	-	1.25	to	2.50	10.45	to	9.10
12/31/2020	358,115	7.52	to	8.58	2,595,903	0.01	1.25	to	2.50	66.42	to	64.39
12/31/2019	381,672	4.52	to	5.22	1,665,433	0.05	1.25	to	2.50	38.96	to	37.27
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2023	130,990	8.37	to	28.77	725,306	-	1.05	to	2.95	43.80	to	41.16
12/31/2022	135,610	5.82	to	20.38	531,929	-	1.05	to	2.95	(38.96)	to	(40.08)
12/31/2021	135,133	9.54	to	34.02	872,431	-	1.05	to	2.95	10.51	to	8.47
12/31/2020	157,196	8.63	to	31.36	910,039	-	1.05	to	2.95	66.48	to	63.42
12/31/2019	156,432	5.19	to	19.19	544,312	-	1.05	to	2.95	39.03	to	36.47

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP High Income Initial Class
12/31/2023	334,159	$1.91	to	$1.04	$716,695	5.22%	1.15%	to	3.85%	9.22%	to	6.39%
12/31/2022	402,846	1.74	to	0.98	792,472	4.87	1.15	to	3.85	(12.38)	to	(14.66)
12/31/2021	441,389	1.99	to	1.15	991,863	5.33	1.15	to	3.85	3.22	to	0.54
12/31/2020	452,174	1.93	to	1.14	986,326	4.96	1.15	to	3.85	1.58	to	(1.06)
12/31/2019	494,041	1.90	to	1.16	1,062,657	5.09	1.15	to	3.85	13.80	to	10.84
Fidelity® VIP High Income Service Class
12/31/2023	224,575	2.13	to	1.11	530,126	5.50	1.25	to	2.50	9.14	to	7.82
12/31/2022	253,903	1.96	to	1.03	546,603	4.95	1.25	to	2.50	(12.65)	to	(13.71)
12/31/2021	272,039	2.24	to	1.19	671,179	5.20	1.25	to	2.50	3.21	to	1.95
12/31/2020	285,145	2.17	to	1.17	683,206	4.82	1.25	to	2.50	1.38	to	0.15
12/31/2019	327,736	2.14	to	1.16	775,483	5.06	1.25	to	2.50	13.50	to	12.12
Fidelity® VIP High Income Service Class 2
12/31/2023	136,467	2.41	to	1.91	271,496	5.78	1.05	to	2.50	9.10	to	7.56
12/31/2022	137,710	2.21	to	1.77	252,623	5.01	1.05	to	2.50	(12.59)	to	(13.82)
12/31/2021	144,101	2.53	to	2.06	311,982	4.77	1.05	to	2.50	3.21	to	1.75
12/31/2020	178,281	2.45	to	2.02	375,085	5.03	1.05	to	2.50	1.36	to	(0.08)
12/31/2019	199,931	2.42	to	2.03	414,085	5.07	1.05	to	2.50	13.58	to	11.97
Fidelity® VIP Index 500 Initial Class
12/31/2023	2,498,003	4.27	to	2.17	16,687,219	1.44	1.15	to	3.85	24.76	to	21.53
12/31/2022	2,833,079	3.42	to	1.79	15,282,474	1.43	1.15	to	3.85	(19.14)	to	(21.24)
12/31/2021	3,275,382	4.23	to	2.27	21,929,910	1.23	1.15	to	3.85	27.12	to	23.81
12/31/2020	3,653,206	3.33	to	1.83	19,306,303	1.71	1.15	to	3.85	16.90	to	13.86
12/31/2019	4,123,013	2.85	to	1.61	18,849,710	1.94	1.15	to	3.85	29.86	to	26.48
Fidelity® VIP Index 500 Service Class 2
12/31/2023	282,957	5.87	to	19.53	1,546,030	1.26	1.05	to	2.50	24.58	to	22.82
12/31/2022	301,695	4.72	to	15.90	1,328,885	1.20	1.05	to	2.50	(19.26)	to	(20.41)
12/31/2021	351,361	5.84	to	19.98	1,917,332	1.00	1.05	to	2.50	26.93	to	25.13
12/31/2020	391,546	4.60	to	15.97	1,675,421	1.59	1.05	to	2.50	16.72	to	15.07
12/31/2019	419,336	3.94	to	13.88	1,510,946	1.75	1.05	to	2.50	29.66	to	27.83
Fidelity® VIP Investment Grade Bond Initial Class
12/31/2023	1,515,785	2.09	to	1.10	3,000,628	2.38	1.15	to	3.85	5.00	to	2.28
12/31/2022	1,768,730	1.99	to	1.08	3,412,185	2.04	1.15	to	3.85	(13.95)	to	(16.18)
12/31/2021	2,138,193	2.31	to	1.29	4,832,216	2.00	1.15	to	3.85	(1.74)	to	(4.29)
12/31/2020	2,308,297	2.35	to	1.35	5,312,162	2.23	1.15	to	3.85	8.15	to	5.34
12/31/2019	2,269,741	2.17	to	1.28	4,841,624	2.71	1.15	to	3.85	8.42	to	5.60
Fidelity® VIP Investment Grade Bond Service Class 2
12/31/2023	270,109	1.54	to	1.13	474,010	2.42	1.05	to	2.50	4.90	to	3.42
12/31/2022	316,788	1.47	to	1.09	526,705	1.92	1.05	to	2.50	(14.11)	to	(15.33)
12/31/2021	380,060	1.71	to	1.29	726,071	1.62	1.05	to	2.50	(1.93)	to	(3.31)
12/31/2020	550,770	1.75	to	1.33	1,085,174	2.01	1.05	to	2.50	8.03	to	6.50
12/31/2019	569,833	1.62	to	1.25	1,034,246	2.45	1.05	to	2.50	8.27	to	6.74
Fidelity® VIP Mid Cap Initial Class
12/31/2023	338,220	10.91	to	5.12	3,381,581	0.58	1.15	to	3.85	13.77	to	10.82
12/31/2022	375,251	9.59	to	4.62	3,306,760	0.48	1.15	to	3.85	(15.71)	to	(17.90)
12/31/2021	426,831	11.38	to	5.63	4,488,248	0.60	1.15	to	3.85	24.17	to	20.95
12/31/2020	468,960	9.17	to	4.65	3,982,775	0.65	1.15	to	3.85	16.85	to	13.81
12/31/2019	538,377	7.84	to	4.09	3,924,465	0.84	1.15	to	3.85	22.04	to	18.87
Fidelity® VIP Mid Cap Service Class 2
12/31/2023	1,111,190	5.09	to	14.69	5,991,910	0.36	0.85	to	2.95	13.84	to	11.52
12/31/2022	1,356,583	4.47	to	13.17	6,425,794	0.26	0.85	to	2.95	(15.68)	to	(17.40)
12/31/2021	1,490,531	5.30	to	15.95	8,427,986	0.34	0.85	to	2.95	24.25	to	21.72
12/31/2020	1,698,979	4.27	to	13.10	7,763,743	0.40	0.85	to	2.95	16.87	to	14.49
12/31/2019	2,033,172	3.65	to	11.45	7,920,904	0.67	0.85	to	2.95	22.13	to	19.64

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Overseas Initial Class
12/31/2023	258,115	$2.43	to	$1.11	$753,200	0.99%	1.15%	to	3.85%	19.14%	to	16.05%
12/31/2022	287,903	2.04	to	0.96	707,295	1.02	1.15	to	3.85	(25.34)	to	(27.28)
12/31/2021	322,445	2.74	to	1.31	1,062,900	0.52	1.15	to	3.85	18.34	to	15.26
12/31/2020	385,501	2.31	to	1.14	1,079,014	0.43	1.15	to	3.85	14.30	to	11.33
12/31/2019	446,174	2.02	to	1.02	1,093,671	1.67	1.15	to	3.85	26.31	to	23.03
Fidelity® VIP Value Strategies Service Class 2
12/31/2023	539,893	4.16	to	17.09	2,347,203	0.88	0.85	to	2.95	19.59	to	17.16
12/31/2022	572,044	3.48	to	14.59	2,103,084	0.81	0.85	to	2.95	(8.13)	to	(10.00)
12/31/2021	703,899	3.79	to	16.21	2,835,036	1.19	0.85	to	2.95	32.22	to	29.52
12/31/2020	780,513	2.87	to	12.52	2,385,117	1.07	0.85	to	2.95	7.11	to	4.92
12/31/2019	835,936	2.68	to	11.93	2,337,705	1.41	0.85	to	2.95	32.97	to	30.26
Franklin Income Class 2 Shares
12/31/2023	66,659	1.96	to	12.35	126,885	4.66	0.85	to	2.50	7.71	to	5.98
12/31/2022	110,769	1.82	to	11.66	193,573	4.86	0.85	to	2.50	(6.27)	to	(7.77)
12/31/2021	139,763	1.94	to	12.64	261,989	4.82	0.85	to	2.50	15.77	to	13.91
12/31/2020	167,085	1.68	to	11.10	272,189	5.68	0.85	to	2.50	(0.15)	to	(1.76)
12/31/2019	281,616	1.68	to	11.30	462,372	5.23	0.85	to	2.50	15.08	to	13.23
Franklin Mutual Shares Class 2 Shares
12/31/2023	1,139,210	1.83	to	1.95	3,172,048	1.88	0.85	to	2.50	12.51	to	10.70
12/31/2022	1,230,622	1.63	to	1.76	3,061,053	1.83	0.85	to	2.50	(8.21)	to	(9.69)
12/31/2021	1,321,564	1.77	to	1.95	3,593,839	2.87	0.85	to	2.50	18.16	to	16.26
12/31/2020	1,430,921	1.50	to	1.68	3,282,029	2.80	0.85	to	2.50	(5.84)	to	(7.36)
12/31/2019	1,696,673	1.60	to	1.81	4,047,997	1.81	0.85	to	2.50	21.54	to	19.58
Franklin Rising Dividends Class 2 Shares
12/31/2023	273,585	5.45	to	2.09	1,374,245	0.92	1.05	to	2.50	10.91	to	9.35
12/31/2022	327,518	4.91	to	1.92	1,486,960	0.80	1.05	to	2.50	(11.50)	to	(12.75)
12/31/2021	357,083	5.55	to	2.20	1,834,689	0.88	1.05	to	2.50	25.47	to	23.70
12/31/2020	404,714	4.43	to	1.77	1,665,475	1.25	1.05	to	2.50	14.77	to	13.14
12/31/2019	469,134	3.86	to	1.57	1,689,882	1.25	1.05	to	2.50	27.89	to	26.08
Franklin Small Cap Value Class 2 Shares
12/31/2023	184,222	5.62	to	2.51	970,321	0.53	1.05	to	2.50	11.58	to	10.00
12/31/2022	205,973	5.03	to	2.28	974,498	1.00	1.05	to	2.50	(11.00)	to	(12.25)
12/31/2021	235,538	5.66	to	2.60	1,212,722	1.03	1.05	to	2.50	24.06	to	22.31
12/31/2020	267,391	4.56	to	2.12	1,115,906	1.50	1.05	to	2.50	4.10	to	2.62
12/31/2019	295,894	4.38	to	2.07	1,187,197	1.06	1.05	to	2.50	25.03	to	23.27
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2023	897,516	5.48	to	2.35	3,689,397	-	1.05	to	2.50	25.42	to	23.66
12/31/2022	1,141,536	4.37	to	1.90	3,745,863	-	1.05	to	2.50	(34.38)	to	(35.31)
12/31/2021	1,311,374	6.66	to	2.93	6,582,401	-	1.05	to	2.50	8.87	to	7.33
12/31/2020	1,405,658	6.12	to	2.73	6,514,633	-	1.05	to	2.50	53.48	to	51.31
12/31/2019	1,528,437	3.99	to	1.81	4,642,049	-	1.05	to	2.50	30.07	to	28.23
Franklin Templeton Developing Markets Class 2 Shares
12/31/2023	176,276	3.51	to	0.88	449,197	2.09	1.05	to	2.50	11.46	to	9.88
12/31/2022	187,614	3.15	to	0.80	428,804	2.68	1.05	to	2.50	(22.79)	to	(23.88)
12/31/2021	190,135	4.08	to	1.05	542,392	0.88	1.05	to	2.50	(6.72)	to	(8.04)
12/31/2020	231,904	4.38	to	1.14	725,043	4.16	1.05	to	2.50	15.97	to	14.32
12/31/2019	264,884	3.78	to	1.00	711,705	0.98	1.05	to	2.50	25.38	to	23.61
Franklin Templeton Foreign Class 2 Shares
12/31/2023	876,962	1.23	to	1.40	1,564,172	3.22	0.85	to	2.50	19.74	to	17.82
12/31/2022	958,106	1.02	to	1.19	1,440,927	3.07	0.85	to	2.50	(8.38)	to	(9.86)
12/31/2021	1,069,041	1.12	to	1.32	1,750,482	1.86	0.85	to	2.50	3.28	to	1.62
12/31/2020	1,149,294	1.08	to	1.30	1,835,791	3.36	0.85	to	2.50	(1.99)	to	(3.57)
12/31/2019	1,309,467	1.10	to	1.35	2,110,596	1.73	0.85	to	2.50	11.58	to	9.78

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31

Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. American Franchise Series I Shares
12/31/2023		626,010	$3.57	to	$21.29	$2,201,123	-%	1.25%	to	2.65%	39.19%	to	37.30%
12/31/2022		685,336	2.57	to	15.50	1,733,972	-	1.25	to	2.65	(31.96)	to	(32.89)
12/31/2021		722,186	3.77	to	23.10	2,689,036	-	1.25	to	2.65	10.54	to	9.04
12/31/2020		832,703	3.41	to	21.19	2,808,198	0.07	1.25	to	2.65	40.60	to	38.68
12/31/2019		890,512	2.43	to	15.28	2,138,458	-	1.25	to	2.65	35.07	to	33.23
Invesco V.I. American Franchise Series II Shares
12/31/2023		87,068	3.63	to	2.91	298,755	-	0.85	to	2.95	39.42	to	36.58
12/31/2022		89,854	2.61	to	2.13	222,180	-	0.85	to	2.95	(31.87)	to	(33.26)
12/31/2021		95,040	3.83	to	3.19	346,446	-	0.85	to	2.95	10.71	to	8.45
12/31/2020		102,683	3.46	to	2.94	339,743	-	0.85	to	2.95	40.80	to	37.93
12/31/2019		104,851	2.45	to	2.13	247,605	-	0.85	to	2.95	35.28	to	32.52
Invesco V.I. American Value Series II Shares
12/31/2023		78,960	11.58	to	10.96	906,471	0.40	0.85	to	2.95	14.32	to	12.00
12/31/2022		80,427	10.13	to	9.79	810,172	0.42	0.85	to	2.95	(3.68)	to	(5.64)
12/31/2021	(1)	26,888	10.52	to	10.37	281,743	0.23	0.85	to	2.95	-	to	-
Invesco V.I. Capital Appreciation Series I Shares
12/31/2023		1,477,335	5.71	to	3.49	7,412,188	-	1.25	to	2.50	33.71	to	32.09
12/31/2022		1,707,136	4.27	to	2.64	6,303,114	-	1.25	to	2.50	(31.64)	to	(32.47)
12/31/2021		1,879,970	6.25	to	3.91	10,120,569	-	1.25	to	2.50	21.06	to	19.58
12/31/2020		1,975,867	5.16	to	3.27	8,801,772	-	1.25	to	2.50	34.90	to	33.26
12/31/2019		2,213,543	3.83	to	2.45	7,376,755	0.06	1.25	to	2.50	34.51	to	32.87
Invesco V.I. Capital Appreciation Series II Shares
12/31/2023		131,151	4.96	to	2.94	533,828	-	1.05	to	2.50	33.63	to	31.75
12/31/2022		148,930	3.71	to	2.23	453,755	-	1.05	to	2.50	(31.68)	to	(32.65)
12/31/2021		155,307	5.44	to	3.31	701,382	-	1.05	to	2.50	21.01	to	19.30
12/31/2020		161,726	4.49	to	2.77	607,337	-	1.05	to	2.50	34.82	to	32.92
12/31/2019		170,741	3.33	to	2.09	479,185	-	1.05	to	2.50	34.43	to	32.53
Invesco V.I. Comstock Series II Shares
12/31/2023		281,476	3.77	to	15.77	1,037,741	1.53	1.05	to	2.50	10.93	to	9.37
12/31/2022		353,012	3.40	to	14.42	1,172,087	1.32	1.05	to	2.50	(0.20)	to	(1.61)
12/31/2021		413,483	3.41	to	14.65	1,377,726	1.60	1.05	to	2.50	31.66	to	29.80
12/31/2020		468,663	2.59	to	11.29	1,187,878	2.21	1.05	to	2.50	(2.12)	to	(3.50)
12/31/2019		480,970	2.65	to	11.70	1,246,506	1.73	1.05	to	2.50	23.64	to	21.89
Invesco V.I. Conservative Balanced Series I Shares
12/31/2023		514,734	2.31	to	1.36	1,050,972	1.89	1.25	to	2.50	11.22	to	9.86
12/31/2022		542,158	2.08	to	1.23	1,002,952	1.36	1.25	to	2.50	(17.88)	to	(18.88)
12/31/2021		571,933	2.53	to	1.52	1,291,850	1.47	1.25	to	2.50	9.27	to	7.94
12/31/2020		609,432	2.32	to	1.41	1,257,369	2.02	1.25	to	2.50	13.44	to	12.06
12/31/2019		676,299	2.04	to	1.26	1,231,702	2.32	1.25	to	2.50	16.06	to	14.65
Invesco V.I. Conservative Balanced Series II Shares
12/31/2023		9,162	1.99	to	11.95	17,347	1.63	1.05	to	2.50	11.14	to	9.58
12/31/2022		12,290	1.79	to	10.90	20,788	0.94	1.05	to	2.50	(17.88)	to	(19.04)
12/31/2021		21,149	2.18	to	13.47	43,203	1.05	1.05	to	2.50	9.15	to	7.61
12/31/2020		37,303	2.00	to	12.52	70,562	1.86	1.05	to	2.50	13.40	to	11.79
12/31/2019		35,256	1.76	to	11.19	58,275	2.08	1.05	to	2.50	16.00	to	14.36
Invesco V.I. Core Equity Series I Shares
12/31/2023		1,810,276	3.81	to	15.56	6,533,843	0.73	1.25	to	2.65	21.85	to	20.19
12/31/2022		1,995,217	3.12	to	12.94	5,918,494	0.92	1.25	to	2.65	(21.53)	to	(22.60)
12/31/2021		2,172,426	3.98	to	16.72	8,214,309	0.65	1.25	to	2.65	26.16	to	24.44
12/31/2020		2,350,359	3.16	to	13.44	7,051,151	1.31	1.25	to	2.65	12.44	to	10.91
12/31/2019		2,784,250	2.81	to	12.12	7,431,685	0.95	1.25	to	2.65	27.37	to	25.64

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31

Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. Core Equity Series II Shares
12/31/2023		334,953	$4.14	to	$1.59	$969,008	0.47%	1.05%	to	2.50%	21.81%	to	20.09%
12/31/2022		394,731	3.40	to	1.33	956,066	0.62	1.05	to	2.50	(21.58)	to	(22.68)
12/31/2021		437,969	4.34	to	1.72	1,355,162	0.45	1.05	to	2.50	26.06	to	24.27
12/31/2020		458,625	3.44	to	1.38	1,130,533	1.09	1.05	to	2.50	12.39	to	10.80
12/31/2019		483,596	3.06	to	1.25	1,070,527	0.17	1.05	to	2.50	27.33	to	25.53
Invesco V.I. Discovery Mid Cap Growth Series II Shares
12/31/2023		9,117	13.29	to	12.62	120,289	-	1.05	to	2.50	11.68	to	10.11
12/31/2022		11,405	11.90	to	11.46	135,022	-	1.05	to	2.50	(31.85)	to	(32.81)
12/31/2021		12,651	17.47	to	17.05	220,214	-	1.05	to	2.50	17.56	to	15.89
12/31/2020	(1)	14,221	14.86	to	14.72	211,012	-	1.05	to	2.50	-	to	-
Invesco V.I. Equity and Income Series II Shares
12/31/2023		785,533	3.15	to	13.16	2,403,495	1.60	1.05	to	2.50	9.10	to	7.56
12/31/2022		985,918	2.89	to	12.24	2,779,221	1.42	1.05	to	2.50	(8.67)	to	(9.96)
12/31/2021		1,073,730	3.16	to	13.59	3,283,159	1.62	1.05	to	2.50	17.12	to	15.47
12/31/2020		1,209,040	2.70	to	11.77	3,155,403	2.14	1.05	to	2.50	8.51	to	6.98
12/31/2019		1,416,405	2.49	to	11.00	3,414,566	2.24	1.05	to	2.50	18.76	to	17.08
Invesco V.I. EQV International Equity Series I Shares
12/31/2023		144,988	2.88	to	1.41	386,147	0.20	1.25	to	2.50	16.69	to	15.27
12/31/2022		156,518	2.47	to	1.23	357,207	1.71	1.25	to	2.50	(19.31)	to	(20.30)
12/31/2021		172,888	3.06	to	1.54	480,432	1.19	1.25	to	2.50	4.58	to	3.31
12/31/2020		200,333	2.92	to	1.49	535,246	2.35	1.25	to	2.50	12.59	to	11.21
12/31/2019		218,918	2.60	to	1.34	517,943	1.54	1.25	to	2.50	26.99	to	25.44
Invesco V.I. EQV International Equity Series II Shares
12/31/2023		15,545	3.80	to	12.99	57,394	-	1.05	to	2.50	16.65	to	15.00
12/31/2022		16,411	3.26	to	11.30	52,009	1.41	1.05	to	2.50	(19.35)	to	(20.49)
12/31/2021		17,283	4.04	to	14.21	68,001	1.02	1.05	to	2.50	4.51	to	3.03
12/31/2020		19,855	3.86	to	13.79	75,021	2.20	1.05	to	2.50	12.56	to	10.97
12/31/2019		21,826	3.43	to	12.43	73,419	1.30	1.05	to	2.50	26.91	to	25.11
Invesco V.I. Global Series I Shares
12/31/2023		314,374	7.58	to	2.07	1,999,259	0.23	1.25	to	2.50	33.08	to	31.46
12/31/2022		330,234	5.70	to	1.57	1,572,394	-	1.25	to	2.50	(32.61)	to	(33.43)
12/31/2021		327,482	8.45	to	2.36	2,417,890	-	1.25	to	2.50	14.06	to	12.67
12/31/2020		390,100	7.41	to	2.10	2,557,208	0.68	1.25	to	2.50	26.06	to	24.53
12/31/2019		432,190	5.88	to	1.68	2,250,996	0.91	1.25	to	2.50	30.16	to	28.57
Invesco V.I. Global Series II Shares
12/31/2023		8,731	5.78	to	3.55	35,986	-	1.05	to	2.50	33.05	to	31.18
12/31/2022		8,894	4.34	to	2.71	27,649	-	1.05	to	2.50	(32.64)	to	(33.60)
12/31/2021		33,317	6.45	to	4.08	152,132	-	1.05	to	2.50	13.97	to	12.36
12/31/2020		60,718	5.66	to	3.63	243,789	0.45	1.05	to	2.50	26.01	to	24.23
12/31/2019		61,046	4.49	to	2.92	195,356	0.64	1.05	to	2.50	30.09	to	28.25
Invesco V.I. Global Strategic Income Series I Shares
12/31/2023		568,699	2.14	to	0.95	1,145,795	-	1.25	to	2.50	7.54	to	6.23
12/31/2022		629,621	1.99	to	0.89	1,185,217	-	1.25	to	2.50	(12.55)	to	(13.62)
12/31/2021		785,372	2.27	to	1.03	1,683,488	4.44	1.25	to	2.50	(4.61)	to	(5.77)
12/31/2020		900,931	2.38	to	1.09	2,029,532	5.80	1.25	to	2.50	2.12	to	0.88
12/31/2019		961,661	2.33	to	1.08	2,114,175	3.76	1.25	to	2.50	9.44	to	8.10
Invesco V.I. Global Strategic Income Series II Shares
12/31/2023		217,388	1.71	to	0.90	339,519	-	1.05	to	2.50	7.47	to	5.96
12/31/2022		237,393	1.60	to	0.85	345,722	-	1.05	to	2.50	(12.63)	to	(13.86)
12/31/2021		316,034	1.83	to	0.98	532,788	4.01	1.05	to	2.50	(4.56)	to	(5.92)
12/31/2020		377,524	1.91	to	1.04	670,734	5.29	1.05	to	2.50	1.92	to	0.48
12/31/2019		437,527	1.88	to	1.04	765,861	3.51	1.05	to	2.50	9.46	to	7.91

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. Government Securities Series I Shares
12/31/2023	162,783	$1.54	to	$0.95	$246,268	2.04%	1.25%	to	2.50%	3.33%	to	2.08%
12/31/2022	182,030	1.49	to	0.93	265,858	1.98	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2021	202,813	1.68	to	1.07	334,788	2.01	1.25	to	2.50	(3.47)	to	(4.65)
12/31/2020	272,071	1.74	to	1.12	467,497	2.51	1.25	to	2.50	4.96	to	3.68
12/31/2019	248,357	1.66	to	1.08	405,983	2.41	1.25	to	2.50	4.76	to	3.49
Invesco V.I. Government Securities Series II Shares
12/31/2023	199,991	1.26	to	0.86	234,243	1.80	1.05	to	2.50	3.38	to	1.92
12/31/2022	211,900	1.22	to	0.84	240,800	1.77	1.05	to	2.50	(11.51)	to	(12.75)
12/31/2021	218,358	1.38	to	0.97	277,701	1.83	1.05	to	2.50	(3.45)	to	(4.82)
12/31/2020	338,623	1.43	to	1.02	457,882	2.12	1.05	to	2.50	4.87	to	3.39
12/31/2019	327,757	1.36	to	0.98	420,068	2.23	1.05	to	2.50	4.65	to	3.17
Invesco V.I. Main Street Series I Shares
12/31/2023	801,419	4.57	to	2.44	3,373,909	0.85	1.25	to	2.50	21.70	to	20.22
12/31/2022	877,084	3.75	to	2.03	3,039,963	1.37	1.25	to	2.50	(21.12)	to	(22.08)
12/31/2021	1,048,560	4.76	to	2.60	4,616,392	0.70	1.25	to	2.50	26.00	to	24.46
12/31/2020	1,147,186	3.78	to	2.09	4,008,749	1.49	1.25	to	2.50	12.54	to	11.16
12/31/2019	1,242,450	3.36	to	1.88	3,855,760	1.06	1.25	to	2.50	30.45	to	28.86
Invesco V.I. Main Street Series II Shares
12/31/2023	128,623	4.78	to	3.06	555,931	0.50	1.05	to	2.50	21.56	to	19.84
12/31/2022	133,020	3.93	to	2.56	480,858	1.10	1.05	to	2.50	(21.14)	to	(22.25)
12/31/2021	141,166	4.99	to	3.29	614,070	0.48	1.05	to	2.50	25.91	to	24.13
12/31/2020	183,308	3.96	to	2.65	627,332	1.10	1.05	to	2.50	12.51	to	10.92
12/31/2019	246,016	3.52	to	2.39	711,971	0.82	1.05	to	2.50	30.37	to	28.52
Invesco V.I. Main Street Mid Cap Series II Shares
12/31/2023	70,768	3.92	to	13.75	229,710	0.04	1.05	to	2.50	12.96	to	11.37
12/31/2022	77,116	3.47	to	12.35	220,481	0.07	1.05	to	2.50	(15.34)	to	(16.54)
12/31/2021	87,865	4.10	to	14.80	294,844	0.24	1.05	to	2.50	21.59	to	19.87
12/31/2020	97,230	3.37	to	12.34	267,747	0.49	1.05	to	2.50	7.81	to	6.28
12/31/2019	106,824	3.12	to	11.61	272,146	0.22	1.05	to	2.50	23.74	to	21.99
Invesco V.I. Main Street Small Cap Series II Shares
12/31/2023	8,259	6.38	to	15.33	50,016	0.94	1.05	to	2.50	16.60	to	14.95
12/31/2022	8,514	5.47	to	13.33	44,839	0.24	1.05	to	2.50	(16.91)	to	(18.09)
12/31/2021	9,154	6.59	to	16.28	62,522	0.17	1.05	to	2.50	20.99	to	19.28
12/31/2020	13,084	5.45	to	13.65	71,081	0.38	1.05	to	2.50	18.39	to	16.72
12/31/2019	14,810	4.60	to	11.69	57,917	-	1.05	to	2.50	24.82	to	23.06
Janus Henderson - Balanced Service Shares
12/31/2023	841,866	3.34	to	15.33	2,812,541	1.80	1.40	to	2.65	13.55	to	12.17
12/31/2022	849,521	2.94	to	13.66	2,499,448	1.11	1.40	to	2.65	(17.77)	to	(18.77)
12/31/2021	980,576	3.58	to	16.82	3,508,365	0.88	1.40	to	2.65	15.30	to	13.89
12/31/2020	1,081,220	3.10	to	14.77	3,355,254	2.12	1.40	to	2.65	12.46	to	11.09
12/31/2019	1,116,682	2.76	to	13.29	3,081,499	1.62	1.40	to	2.65	20.59	to	19.12
Janus Henderson - Enterprise Service Shares
12/31/2023	503,560	7.17	to	18.79	1,339,930	0.09	0.85	to	2.95	16.79	to	14.41
12/31/2022	547,352	6.14	to	16.42	1,257,517	0.27	0.85	to	2.95	(16.86)	to	(18.55)
12/31/2021	582,109	7.38	to	20.16	1,615,499	0.24	0.85	to	2.95	15.56	to	13.20
12/31/2020	660,204	6.39	to	17.81	1,588,283	0.04	0.85	to	2.95	18.18	to	15.77
12/31/2019	677,468	5.40	to	15.38	1,390,405	0.05	0.85	to	2.95	34.02	to	31.28
Janus Henderson - Forty Service Shares
12/31/2023	51,642	4.26	to	23.69	212,630	0.12	1.25	to	2.50	37.94	to	36.26
12/31/2022	53,934	3.09	to	17.38	161,229	0.05	1.25	to	2.50	(34.55)	to	(35.34)
12/31/2021	56,597	4.72	to	26.89	258,868	0.53	1.25	to	2.50	21.09	to	19.61
12/31/2020	58,684	3.90	to	22.48	222,002	0.62	1.25	to	2.50	37.32	to	35.65
12/31/2019	58,019	2.84	to	16.57	160,071	0.02	1.25	to	2.50	35.16	to	33.51

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31

Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Global Research Service Shares
12/31/2023		741,652	$3.23	to	$2.60	$1,286,071	0.77%	0.85%	to	2.95%	25.41%	to	22.86%
12/31/2022		784,804	2.58	to	2.11	1,100,009	1.48	0.85	to	2.95	(20.29)	to	(21.91)
12/31/2021		851,473	3.23	to	2.71	1,539,019	0.36	0.85	to	2.95	16.80	to	14.42
12/31/2020		918,568	2.77	to	2.37	1,443,744	0.64	0.85	to	2.95	18.75	to	16.33
12/31/2019		965,909	2.33	to	2.03	1,295,661	0.86	0.85	to	2.95	27.63	to	25.03
Janus Henderson - Mid Cap Value Service Shares
12/31/2023		36,971	3.13	to	12.71	109,730	0.96	1.70	to	2.95	9.26	to	7.93
12/31/2022		37,724	2.86	to	11.77	102,502	1.16	1.70	to	2.95	(7.35)	to	(8.47)
12/31/2021		37,995	3.09	to	12.86	111,888	0.31	1.70	to	2.95	17.43	to	16.00
12/31/2020		38,658	2.63	to	11.09	96,945	1.03	1.70	to	2.95	(2.86)	to	(4.04)
12/31/2019		45,864	2.71	to	11.55	118,711	1.47	1.70	to	2.95	27.88	to	26.32
Janus Henderson - Overseas Service Shares
12/31/2023		589,999	1.77	to	15.48	1,012,432	1.43	1.25	to	2.65	9.22	to	7.74
12/31/2022		618,013	1.62	to	14.37	973,258	1.67	1.25	to	2.65	(9.96)	to	(11.19)
12/31/2021		697,382	1.80	to	16.18	1,219,531	1.02	1.25	to	2.65	11.89	to	10.36
12/31/2020		830,004	1.61	to	14.66	1,297,577	1.22	1.25	to	2.65	14.59	to	13.03
12/31/2019		910,863	1.40	to	12.97	1,242,848	1.80	1.25	to	2.65	25.14	to	23.44
Janus Henderson - Research Service Shares
12/31/2023		322,000	2.52	to	21.86	811,484	0.06	1.25	to	2.65	41.05	to	39.14
12/31/2022		325,474	1.79	to	15.71	582,356	0.59	1.25	to	2.65	(30.93)	to	(31.87)
12/31/2021		377,570	2.59	to	23.06	979,481	0.02	1.25	to	2.65	18.57	to	16.95
12/31/2020		448,283	2.18	to	19.72	982,262	0.35	1.25	to	2.65	30.94	to	29.16
12/31/2019		512,471	1.67	to	15.27	858,840	0.29	1.25	to	2.65	33.56	to	31.73
LVIP JPMorgan Core Bond Standard Shares
12/31/2023	(1)	1,332,670	2.00	to	1.27	2,068,784	1.52	1.15	to	2.70	-	to	-
LVIP JPMorgan Mid Cap Value Standard Shares
12/31/2023	(1)	206,086	6.49	to	3.40	963,827	1.83	1.15	to	2.70	-	to	-
LVIP JPMorgan U.S. Equity Standard Shares
12/31/2023	(1)	436,955	4.58	to	3.41	1,638,273	0.75	1.15	to	2.70	-	to	-
MFS® Core Equity Initial Class
12/31/2023		13,362	2.36	to	20.17	31,356	0.51	1.25	to	2.50	21.63	to	20.15
12/31/2022		17,958	1.94	to	16.79	34,701	0.31	1.25	to	2.50	(18.29)	to	(19.29)
12/31/2021		20,763	2.37	to	20.80	49,135	0.44	1.25	to	2.50	23.77	to	22.26
12/31/2020		25,378	1.92	to	17.01	48,500	0.73	1.25	to	2.50	17.24	to	15.81
12/31/2019		26,779	1.64	to	14.69	43,677	0.82	1.25	to	2.50	31.55	to	29.94
MFS® Growth Initial Class
12/31/2023		676,248	6.57	to	5.59	4,369,992	-	1.25	to	2.50	34.19	to	32.56
12/31/2022		751,005	4.90	to	4.22	3,622,012	-	1.25	to	2.50	(32.48)	to	(33.30)
12/31/2021		863,429	7.25	to	6.32	6,026,084	-	1.25	to	2.50	22.01	to	20.52
12/31/2020		916,662	5.94	to	5.25	5,252,675	-	1.25	to	2.50	30.23	to	28.64
12/31/2019		1,030,245	4.56	to	4.08	4,541,953	-	1.25	to	2.50	36.44	to	34.78
MFS® Growth Service Class
12/31/2023		160,650	8.04	to	4.50	1,121,680	-	1.05	to	2.50	34.11	to	32.22
12/31/2022		170,066	5.99	to	3.40	887,155	-	1.05	to	2.50	(32.51)	to	(33.47)
12/31/2021		204,802	8.88	to	5.11	1,553,674	-	1.05	to	2.50	21.96	to	20.23
12/31/2020		223,086	7.28	to	4.25	1,383,659	-	1.05	to	2.50	30.17	to	28.33
12/31/2019		242,083	5.59	to	3.31	1,166,583	-	1.05	to	2.50	36.35	to	34.42
MFS® Massachusetts Investors Growth Stock Initial Class
12/31/2023		23,362	2.63	to	23.32	61,095	0.30	1.25	to	2.50	22.48	to	20.99
12/31/2022		24,660	2.15	to	19.27	52,701	0.10	1.25	to	2.50	(20.25)	to	(21.23)
12/31/2021		26,643	2.70	to	24.46	71,470	0.25	1.25	to	2.50	24.42	to	22.90
12/31/2020		31,531	2.17	to	19.90	68,018	0.46	1.25	to	2.50	21.01	to	19.54
12/31/2019		34,078	1.79	to	16.65	60,808	0.59	1.25	to	2.50	38.22	to	36.54

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Massachusetts Investors Growth Stock Service Class
12/31/2023	445,752	$2.62	to	$22.75	$1,180,406	0.05%	1.05%	to	2.50%	22.42%	to	20.70%
12/31/2022	539,758	2.14	to	18.85	1,168,490	-	1.05	to	2.50	(20.28)	to	(21.41)
12/31/2021	597,332	2.69	to	23.99	1,584,017	0.03	1.05	to	2.50	24.35	to	22.59
12/31/2020	652,057	2.16	to	19.57	1,392,846	0.22	1.05	to	2.50	20.93	to	19.22
12/31/2019	728,140	1.79	to	16.41	1,288,726	0.34	1.05	to	2.50	38.14	to	36.18
MFS® New Discovery Initial Class
12/31/2023	102,367	3.20	to	17.53	322,661	-	1.25	to	2.50	13.00	to	11.63
12/31/2022	118,461	2.83	to	15.70	330,511	-	1.25	to	2.50	(30.62)	to	(31.47)
12/31/2021	127,318	4.08	to	22.91	512,267	-	1.25	to	2.50	0.54	to	(0.68)
12/31/2020	140,010	4.06	to	23.07	560,558	-	1.25	to	2.50	44.09	to	42.33
12/31/2019	147,880	2.82	to	16.21	411,372	-	1.25	to	2.50	39.95	to	38.25
MFS® New Discovery Service Class
12/31/2023	74,206	4.56	to	2.49	352,595	-	0.85	to	2.95	13.29	to	10.99
12/31/2022	79,865	4.03	to	2.24	336,618	-	0.85	to	2.95	(30.58)	to	(32.00)
12/31/2021	83,447	5.80	to	3.30	507,625	-	0.85	to	2.95	0.72	to	(1.34)
12/31/2020	92,106	5.76	to	3.34	556,712	-	0.85	to	2.95	44.36	to	41.42
12/31/2019	140,213	3.99	to	2.36	530,995	-	0.85	to	2.95	40.08	to	37.23
MFS® Research Initial Class
12/31/2023	318,458	5.07	to	3.63	1,525,586	0.51	1.25	to	2.50	20.91	to	19.44
12/31/2022	352,813	4.19	to	3.04	1,399,965	0.48	1.25	to	2.50	(18.23)	to	(19.23)
12/31/2021	394,909	5.12	to	3.76	1,921,111	0.55	1.25	to	2.50	23.26	to	21.76
12/31/2020	406,530	4.16	to	3.09	1,607,678	0.73	1.25	to	2.50	15.15	to	13.75
12/31/2019	478,532	3.61	to	2.71	1,635,246	0.77	1.25	to	2.50	31.31	to	29.70
MFS® Research Service Class
12/31/2023	197,674	5.97	to	3.55	1,017,632	0.25	1.05	to	2.50	20.86	to	19.15
12/31/2022	237,385	4.94	to	2.98	1,026,032	0.19	1.05	to	2.50	(18.29)	to	(19.44)
12/31/2021	257,596	6.05	to	3.70	1,373,686	0.34	1.05	to	2.50	23.22	to	21.48
12/31/2020	274,686	4.91	to	3.05	1,196,105	0.53	1.05	to	2.50	15.11	to	13.48
12/31/2019	309,669	4.26	to	2.68	1,179,944	0.60	1.05	to	2.50	31.23	to	29.37
MFS® Total Return Initial Class
12/31/2023	1,718,906	3.57	to	1.89	5,442,973	2.02	1.25	to	2.50	9.08	to	7.76
12/31/2022	1,863,455	3.27	to	1.76	5,437,865	1.71	1.25	to	2.50	(10.70)	to	(11.78)
12/31/2021	2,094,586	3.67	to	1.99	6,839,712	1.76	1.25	to	2.50	12.71	to	11.33
12/31/2020	2,367,619	3.25	to	1.79	6,909,626	2.28	1.25	to	2.50	8.46	to	7.13
12/31/2019	2,702,162	3.00	to	1.67	7,189,649	2.32	1.25	to	2.50	18.90	to	17.45
MFS® Total Return Service Class
12/31/2023	859,313	2.73	to	12.75	2,178,390	1.82	0.85	to	2.95	9.29	to	7.07
12/31/2022	1,066,076	2.50	to	11.91	2,474,803	1.47	0.85	to	2.95	(10.60)	to	(12.42)
12/31/2021	1,155,385	2.79	to	13.60	3,017,668	1.52	0.85	to	2.95	12.88	to	10.57
12/31/2020	1,423,025	2.47	to	12.30	3,290,810	2.06	0.85	to	2.95	8.59	to	6.38
12/31/2019	1,675,188	2.28	to	11.56	3,601,713	2.13	0.85	to	2.95	19.10	to	16.68
MFS® Total Return Bond Initial Class
12/31/2023	66,982	2.02	to	9.58	131,807	3.17	1.25	to	2.50	6.06	to	4.77
12/31/2022	70,879	1.90	to	9.14	131,543	2.80	1.25	to	2.50	(15.00)	to	(16.03)
12/31/2021	76,986	2.24	to	10.89	168,229	2.65	1.25	to	2.50	(2.04)	to	(3.23)
12/31/2020	82,275	2.28	to	11.25	183,706	3.48	1.25	to	2.50	7.13	to	5.82
12/31/2019	86,808	2.13	to	10.63	181,157	3.37	1.25	to	2.50	8.85	to	7.52
MFS® Total Return Bond Service Class
12/31/2023	571,806	1.54	to	9.34	853,259	2.98	1.05	to	2.50	6.02	to	4.52
12/31/2022	693,933	1.45	to	8.94	977,753	2.49	1.05	to	2.50	(15.07)	to	(16.27)
12/31/2021	776,692	1.71	to	10.67	1,289,630	2.54	1.05	to	2.50	(2.10)	to	(3.48)
12/31/2020	782,390	1.74	to	11.06	1,327,192	3.18	1.05	to	2.50	7.05	to	5.54
12/31/2019	904,420	1.63	to	10.48	1,435,077	3.13	1.05	to	2.50	8.78	to	7.24

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Utilities Initial Class
12/31/2023	767,093	$5.86	to	$2.74	$4,292,583	3.50%	1.25%	to	2.50%	(3.31	) %	to	(4.49	) %
12/31/2022	855,275	6.07	to	2.87	4,958,025	2.40	1.25	to	2.50	(0.49)		to	(1.70)
12/31/2021	952,964	6.10	to	2.92	5,558,397	1.73	1.25	to	2.50	12.68		to	11.31
12/31/2020	1,007,675	5.41	to	2.63	5,228,628	2.47	1.25	to	2.50	4.59		to	3.32
12/31/2019	1,178,897	5.17	to	2.54	5,863,795	4.00	1.25	to	2.50	23.52		to	22.02
MFS® Utilities Service Class
12/31/2023	121,898	6.23	to	3.63	735,373	3.22	1.05	to	2.50	(3.34)		to	(4.71)
12/31/2022	140,849	6.45	to	3.81	881,600	2.23	1.05	to	2.50	(0.56)		to	(1.97)
12/31/2021	158,963	6.48	to	3.88	1,010,804	1.53	1.05	to	2.50	12.64		to	11.05
12/31/2020	184,273	5.75	to	3.50	1,055,479	2.21	1.05	to	2.50	4.52		to	3.04
12/31/2019	203,804	5.51	to	3.39	1,124,306	3.60	1.05	to	2.50	23.50		to	21.76
Putnam VT Core Equity Class IB Shares
12/31/2023	84	5.77	to	20.50	283	0.26	1.05	to	2.50	26.76		to	24.97
12/31/2022	1,043	4.55	to	16.41	2,688	1.01	1.05	to	2.50	(16.64)		to	(17.82)
12/31/2021	1,125	5.46	to	19.96	3,490	0.65	1.05	to	2.50	29.65		to	27.82
12/31/2020	1,203	4.21	to	15.62	2,887	1.00	1.05	to	2.50	16.11		to	14.46
12/31/2019	1,391	3.63	to	13.65	2,960	0.81	1.05	to	2.50	30.26		to	28.42
Putnam VT Diversified Income Class IB Shares
12/31/2023	121,245	1.78	to	0.90	210,135	6.05	1.05	to	2.50	3.73		to	2.27
12/31/2022	126,977	1.72	to	0.88	212,304	6.74	1.05	to	2.50	(3.36)		to	(4.72)
12/31/2021	141,695	1.78	to	0.92	243,420	0.68	1.05	to	2.50	(7.92)		to	(9.22)
12/31/2020	162,976	1.93	to	1.02	306,505	7.63	1.05	to	2.50	(1.93)		to	(3.32)
12/31/2019	200,755	1.97	to	1.05	392,020	3.29	1.05	to	2.50	10.07		to	8.52
Putnam VT Focused International Equity Class IB Shares
12/31/2023	365,673	3.43	to	2.10	838,551	0.68	1.05	to	2.50	18.01		to	16.35
12/31/2022	386,940	2.90	to	1.81	754,840	1.76	1.05	to	2.50	(19.04)		to	(20.19)
12/31/2021	384,255	3.59	to	2.26	930,397	0.76	1.05	to	2.50	11.41		to	9.83
12/31/2020	414,677	3.22	to	2.06	913,062	0.16	1.05	to	2.50	8.92		to	7.38
12/31/2019	591,230	2.96	to	1.92	1,297,460	-	1.05	to	2.50	25.28		to	23.51
Putnam VT George Putnam Balanced Class IB Shares
12/31/2023	267,775	2.86	to	1.68	718,822	1.23	1.05	to	2.50	18.66		to	16.99
12/31/2022	293,685	2.41	to	1.44	666,392	0.91	1.05	to	2.50	(16.87)		to	(18.04)
12/31/2021	312,864	2.90	to	1.76	857,856	0.84	1.05	to	2.50	12.77		to	11.18
12/31/2020	328,927	2.57	to	1.58	800,278	1.14	1.05	to	2.50	14.21		to	12.59
12/31/2019	341,925	2.25	to	1.40	731,717	1.38	1.05	to	2.50	22.72		to	20.98
Putnam VT Global Health Care Class IB Shares
12/31/2023	36,431	5.38	to	1.90	181,501	0.30	1.05	to	2.50	8.00		to	6.48
12/31/2022	38,345	4.98	to	1.78	175,916	0.40	1.05	to	2.50	(5.66)		to	(6.99)
12/31/2021	40,015	5.28	to	1.92	196,061	1.08	1.05	to	2.50	18.16		to	16.49
12/31/2020	46,699	4.47	to	1.64	191,253	0.48	1.05	to	2.50	15.07		to	13.44
12/31/2019	45,999	3.88	to	1.45	162,801	-	1.05	to	2.50	28.94		to	27.11
Putnam VT Government Money Market Class IB Shares
12/31/2023	2,003,452	1.02	to	0.77	1,927,227	4.34	1.05	to	2.50	3.35		to	1.89
12/31/2022	1,771,265	0.99	to	0.75	1,711,461	1.12	1.05	to	2.50	0.08		to	(1.34)
12/31/2021	2,153,891	0.99	to	0.76	2,072,030	0.01	1.05	to	2.50	(1.03)		to	(2.43)
12/31/2020	2,111,326	1.00	to	0.78	2,071,423	0.19	1.05	to	2.50	(0.85)		to	(2.26)
12/31/2019	1,680,950	1.01	to	0.80	1,657,976	1.55	1.05	to	2.50	0.50		to	(0.92)
Putnam VT Income Class IB Shares
12/31/2023	78,761	1.77	to	9.06	139,479	5.68	1.25	to	2.50	3.41		to	2.15
12/31/2022	80,354	1.72	to	8.87	137,541	5.60	1.25	to	2.50	(14.87)		to	(15.91)
12/31/2021	81,267	2.02	to	10.55	163,373	1.46	1.25	to	2.50	(5.76)		to	(6.91)
12/31/2020	93,733	2.14	to	11.33	199,279	4.88	1.25	to	2.50	4.42		to	3.15
12/31/2019	104,796	2.05	to	10.99	212,922	3.14	1.25	to	2.50	10.51		to	9.16

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Putnam VT International Equity Class IB Shares
12/31/2023	32,791	$2.67	to	$13.06	$ 57,853	0.04%	1.05%	to	2.50%	17.28%	to	15.62%
12/31/2022	33,683	2.27	to	11.30	50,831	1.72	1.05	to	2.50	(15.65)	to	(16.84)
12/31/2021	54,934	2.70	to	13.59	102,923	1.31	1.05	to	2.50	7.69	to	6.17
12/31/2020	72,503	2.50	to	12.80	125,848	1.61	1.05	to	2.50	10.93	to	9.36
12/31/2019	73,925	2.26	to	11.70	116,067	1.35	1.05	to	2.50	23.85	to	22.10
Putnam VT Large Cap Growth Class IB Shares
12/31/2023	250,177	6.85	to	5.07	828,647	-	1.05	to	2.50	42.98	to	40.97
12/31/2022	258,949	4.79	to	3.60	602,781	-	1.05	to	2.50	(31.22)	to	(32.20)
12/31/2021	306,483	6.96	to	5.31	1,112,233	-	1.05	to	2.50	21.38	to	19.66
12/31/2020	362,325	5.74	to	4.44	1,045,091	0.04	1.05	to	2.50	37.27	to	35.33
12/31/2019	392,669	4.18	to	3.28	819,123	0.14	1.05	to	2.50	35.32	to	33.41
Putnam VT Large Cap Value Class IB Shares
12/31/2023	566,260	5.59	to	2.85	2,932,624	2.02	1.05	to	2.50	14.47	to	12.85
12/31/2022	702,229	4.88	to	2.53	3,191,358	1.49	1.05	to	2.50	(4.14)	to	(5.49)
12/31/2021	721,598	5.09	to	2.67	3,461,996	1.23	1.05	to	2.50	25.98	to	24.20
12/31/2020	820,265	4.04	to	2.15	3,129,277	1.71	1.05	to	2.50	4.70	to	3.22
12/31/2019	961,811	3.86	to	2.09	3,517,236	2.03	1.05	to	2.50	29.05	to	27.22
Putnam VT Research Class IB Shares
12/31/2023	42,404	5.67	to	20.67	181,804	0.79	1.05	to	2.50	27.52	to	25.73
12/31/2022	42,615	4.44	to	16.44	143,907	0.56	1.05	to	2.50	(18.14)	to	(19.30)
12/31/2021	42,810	5.43	to	20.38	177,387	0.10	1.05	to	2.50	22.85	to	21.11
12/31/2020	42,955	4.42	to	16.82	145,533	0.57	1.05	to	2.50	18.67	to	16.99
12/31/2019	43,110	3.72	to	14.38	123,628	1.11	1.05	to	2.50	31.85	to	29.99
Putnam VT Sustainable Leaders Class IB Shares
12/31/2023	1,439	6.60	to	22.27	9,462	0.50	1.25	to	2.50	24.55	to	23.04
12/31/2022	1,569	5.30	to	18.10	8,289	0.53	1.25	to	2.50	(23.86)	to	(24.79)
12/31/2021	1,715	6.96	to	24.07	11,906	0.14	1.25	to	2.50	22.01	to	20.52
12/31/2020	1,723	5.70	to	19.97	9,803	0.38	1.25	to	2.50	27.16	to	25.61
12/31/2019	1,694	4.49	to	15.90	7,582	0.43	1.25	to	2.50	34.67	to	33.03
TA Aegon Bond Initial Class
12/31/2023	4,287,143	1.59	to	0.88	6,441,837	0.94	1.05	to	2.95	5.34	to	3.40
12/31/2022	4,314,173	1.51	to	0.85	6,200,599	2.47	1.05	to	2.95	(15.72)	to	(17.27)
12/31/2021	5,398,369	1.79	to	1.03	9,185,424	1.51	1.05	to	2.95	(1.90)	to	(3.71)
12/31/2020	6,084,852	1.83	to	1.07	10,612,256	4.18	1.05	to	2.95	6.57	to	4.60
12/31/2019	6,425,806	1.72	to	1.02	10,690,929	2.61	1.05	to	2.95	7.29	to	5.31
TA Aegon Bond Service Class
12/31/2023	1,853,610	1.56	to	0.95	2,742,477	0.63	0.85	to	2.50	5.29	to	3.60
12/31/2022	2,417,219	1.48	to	0.92	3,364,908	2.12	0.85	to	2.50	(15.80)	to	(17.15)
12/31/2021	3,358,048	1.76	to	1.11	5,631,572	1.22	0.85	to	2.50	(1.90)	to	(3.48)
12/31/2020	3,271,091	1.79	to	1.15	5,560,669	4.28	0.85	to	2.50	6.50	to	4.79
12/31/2019	3,223,484	1.68	to	1.10	5,124,342	2.31	0.85	to	2.50	7.31	to	5.58
TA Aegon Core Bond Initial Class
12/31/2023	950,443	1.63	to	0.88	1,438,383	2.73	1.05	to	2.70	4.94	to	3.26
12/31/2022	1,029,106	1.55	to	0.86	1,489,501	2.91	1.05	to	2.70	(13.67)	to	(15.06)
12/31/2021	1,095,687	1.80	to	1.01	1,850,509	2.83	1.05	to	2.70	(2.06)	to	(3.63)
12/31/2020	1,175,191	1.84	to	1.05	2,048,897	3.73	1.05	to	2.70	6.35	to	4.64
12/31/2019	1,242,047	1.73	to	1.00	2,054,038	2.68	1.05	to	2.70	7.40	to	5.67
TA Aegon High Yield Bond Initial Class
12/31/2023	1,129,982	2.75	to	2.19	2,746,659	4.45	1.05	to	2.95	9.96	to	7.93
12/31/2022	1,262,376	2.50	to	2.03	2,802,885	5.49	1.05	to	2.95	(12.04)	to	(13.66)
12/31/2021	1,669,256	2.84	to	2.35	4,256,233	5.35	1.05	to	2.95	5.24	to	3.30
12/31/2020	1,973,050	2.70	to	2.28	4,811,452	6.24	1.05	to	2.95	3.95	to	2.03
12/31/2019	2,122,976	2.60	to	2.23	5,026,210	6.29	1.05	to	2.95	13.03	to	10.94

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon High Yield Bond Service Class
12/31/2023	123,827	$2.50	to	$10.97	$286,849	4.19%	0.85%	to	2.50%	9.94%	to	8.17%
12/31/2022	133,408	2.27	to	10.14	278,370	5.47	0.85	to	2.50	(12.20)	to	(13.61)
12/31/2021	159,185	2.59	to	11.74	379,575	4.93	0.85	to	2.50	5.36	to	3.66
12/31/2020	171,168	2.46	to	11.32	383,328	6.66	0.85	to	2.50	3.80	to	2.12
12/31/2019	273,580	2.37	to	11.09	575,814	4.86	0.85	to	2.50	13.01	to	11.19
TA Aegon Sustainable Equity Income Initial Class
12/31/2023	4,369,247	3.52	to	2.04	10,492,913	2.22	1.05	to	2.95	5.18	to	3.24
12/31/2022	4,625,490	3.35	to	1.98	10,669,626	2.18	1.05	to	2.95	(12.54)	to	(14.16)
12/31/2021	5,136,426	3.83	to	2.31	13,619,172	2.12	1.05	to	2.95	21.15	to	18.92
12/31/2020	5,777,505	3.16	to	1.94	12,725,115	3.01	1.05	to	2.95	(8.32)	to	(10.01)
12/31/2019	6,285,094	3.44	to	2.15	15,179,165	2.47	1.05	to	2.95	22.62	to	20.36
TA Aegon Sustainable Equity Income Service Class
12/31/2023	656,965	2.80	to	1.90	1,633,820	1.91	0.85	to	2.50	5.11	to	3.43
12/31/2022	765,730	2.66	to	1.84	1,782,332	1.81	0.85	to	2.50	(12.58)	to	(13.99)
12/31/2021	907,393	3.05	to	2.13	2,412,027	2.01	0.85	to	2.50	21.09	to	19.14
12/31/2020	1,150,006	2.51	to	1.79	2,460,092	2.80	0.85	to	2.50	(8.37)	to	(9.84)
12/31/2019	1,154,764	2.74	to	1.99	2,695,386	2.18	0.85	to	2.50	22.53	to	20.56
TA Aegon U.S. Government Securities Initial Class
12/31/2023	1,740,118	1.35	to	1.06	2,159,594	1.77	1.05	to	2.95	2.92	to	1.02
12/31/2022	1,514,364	1.31	to	1.05	1,848,656	1.05	1.05	to	2.95	(13.93)	to	(15.51)
12/31/2021	1,358,235	1.53	to	1.24	2,082,552	2.18	1.05	to	2.95	(3.41)	to	(5.19)
12/31/2020	1,714,254	1.58	to	1.31	2,741,302	1.62	1.05	to	2.95	7.84	to	5.85
12/31/2019	1,799,041	1.47	to	1.24	2,706,298	2.06	1.05	to	2.95	5.49	to	3.55
TA Aegon U.S. Government Securities Service Class
12/31/2023	1,863,050	1.35	to	8.72	2,351,342	1.42	0.85	to	2.50	2.82	to	1.16
12/31/2022	2,485,350	1.31	to	8.62	3,051,097	0.93	0.85	to	2.50	(14.03)	to	(15.41)
12/31/2021	1,109,314	1.52	to	10.19	1,578,557	1.75	0.85	to	2.50	(3.36)	to	(4.91)
12/31/2020	1,787,431	1.58	to	10.72	2,685,101	1.47	0.85	to	2.50	7.75	to	6.01
12/31/2019	1,755,706	1.46	to	10.11	2,423,770	1.59	0.85	to	2.50	5.45	to	3.75
TA BlackRock Government Money Market Initial Class
12/31/2023	7,474,865	1.05	to	0.73	6,442,315	4.75	1.05	to	2.95	3.77	to	1.86
12/31/2022	10,064,734	1.01	to	0.71	8,620,370	1.45	1.05	to	2.95	0.35	to	(1.49)
12/31/2021	9,374,755	1.01	to	0.72	7,961,816	0.00	1.05	to	2.95	(1.03)	to	(2.86)
12/31/2020	9,082,682	1.02	to	0.74	7,827,574	0.28	1.05	to	2.95	(0.75)	to	(2.59)
12/31/2019	9,532,566	1.03	to	0.76	8,363,328	1.97	1.05	to	2.95	0.91	to	(0.95)
TA BlackRock Government Money Market Service Class
12/31/2023	4,035,924	1.07	to	9.18	4,043,324	4.55	0.85	to	2.50	3.78	to	2.12
12/31/2022	5,449,916	1.03	to	8.99	5,310,610	1.37	0.85	to	2.50	0.55	to	(1.06)
12/31/2021	6,492,021	1.02	to	9.08	6,326,418	0.01	0.85	to	2.50	(0.84)	to	(2.44)
12/31/2020	3,357,936	1.03	to	9.31	3,331,441	0.22	0.85	to	2.50	(0.60)	to	(2.20)
12/31/2019	2,828,425	1.04	to	9.52	2,812,254	1.71	0.85	to	2.50	0.86	to	(0.76)
TA BlackRock iShares Edge 40 Initial Class
12/31/2023	621,844	2.18	to	10.82	1,161,426	2.29	1.05	to	2.95	8.31	to	6.32
12/31/2022	654,575	2.01	to	10.18	1,138,581	1.80	1.05	to	2.95	(15.13)	to	(16.70)
12/31/2021	791,754	2.37	to	12.22	1,644,342	1.82	1.05	to	2.95	4.99	to	3.05
12/31/2020	953,292	2.26	to	11.86	1,887,696	2.42	1.05	to	2.95	8.51	to	6.51
12/31/2019	1,021,835	2.08	to	11.13	1,815,000	2.17	1.05	to	2.95	14.11	to	12.00
TA BlackRock iShares Edge 40 Service Class
12/31/2023	193,725	1.83	to	10.89	316,220	2.01	0.85	to	2.50	8.15	to	6.41
12/31/2022	215,032	1.70	to	10.23	325,359	1.57	0.85	to	2.50	(15.16)	to	(16.52)
12/31/2021	241,627	2.00	to	12.25	433,905	1.52	0.85	to	2.50	4.88	to	3.20
12/31/2020	241,676	1.91	to	11.87	415,523	2.10	0.85	to	2.50	8.53	to	6.78
12/31/2019	291,469	1.76	to	11.12	464,830	1.94	0.85	to	2.50	14.13	to	12.30

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Real Estate Securities Initial Class
12/31/2023	102,043	$3.29	to	$2.06	$ 295,587	6.11%	1.05%	to	2.95%	12.15%	to	10.09%
12/31/2022	113,494	2.93	to	1.87	296,046	3.27	1.05	to	2.95	(28.94)	to	(30.25)
12/31/2021	128,339	4.12	to	2.68	475,080	2.65	1.05	to	2.95	24.91	to	22.61
12/31/2020	200,925	3.30	to	2.19	589,117	12.01	1.05	to	2.95	(1.35)	to	(3.17)
12/31/2019	350,171	3.35	to	2.26	990,588	0.90	1.05	to	2.95	23.89	to	21.60
TA BlackRock Real Estate Securities Service Class
12/31/2023	86,166	2.64	to	10.77	201,507	5.31	0.85	to	2.50	12.20	to	10.39
12/31/2022	85,002	2.35	to	9.76	176,679	2.83	0.85	to	2.50	(28.99)	to	(30.13)
12/31/2021	97,831	3.31	to	13.97	287,677	2.00	0.85	to	2.50	24.79	to	22.78
12/31/2020	140,859	2.66	to	11.38	312,815	12.59	0.85	to	2.50	(1.35)	to	(2.94)
12/31/2019	213,862	2.69	to	11.72	498,396	0.59	0.85	to	2.50	23.83	to	21.84
TA International Focus Initial Class
12/31/2023	506,589	1.83	to	1.66	902,202	2.00	1.70	to	2.95	10.66	to	9.32
12/31/2022	540,347	1.66	to	1.52	871,418	2.90	1.70	to	2.95	(21.38)	to	(22.33)
12/31/2021	745,830	2.11	to	1.95	1,536,548	1.27	1.70	to	2.95	8.97	to	7.64
12/31/2020	1,010,622	1.93	to	1.81	1,913,879	2.24	1.70	to	2.95	18.88	to	17.43
12/31/2019	1,137,270	1.63	to	1.54	1,812,264	1.64	1.70	to	2.95	25.55	to	24.02
TA International Focus Service Class
12/31/2023	290,921	2.59	to	13.37	747,702	1.78	0.85	to	2.50	11.33	to	9.54
12/31/2022	291,603	2.33	to	12.21	673,246	2.76	0.85	to	2.50	(20.97)	to	(22.24)
12/31/2021	305,363	2.95	to	15.70	889,230	1.09	0.85	to	2.50	9.70	to	7.93
12/31/2020	363,699	2.69	to	14.55	919,107	2.09	0.85	to	2.50	19.57	to	17.64
12/31/2019	371,335	2.25	to	12.37	785,398	1.39	0.85	to	2.50	26.33	to	24.30
TA Janus Mid-Cap Growth Initial Class
12/31/2023	1,864,187	5.44	to	2.37	8,334,812	-	1.05	to	2.95	15.83	to	13.70
12/31/2022	1,988,259	4.69	to	2.08	7,705,913	-	1.05	to	2.95	(17.58)	to	(19.10)
12/31/2021	2,204,248	5.70	to	2.57	10,372,495	0.27	1.05	to	2.95	16.08	to	13.94
12/31/2020	2,512,947	4.91	to	2.26	10,177,125	0.23	1.05	to	2.95	17.96	to	15.79
12/31/2019	2,761,512	4.16	to	1.95	9,574,660	0.07	1.05	to	2.95	35.29	to	32.79
TA Janus Mid-Cap Growth Service Class
12/31/2023	114,776	4.56	to	19.30	464,567	-	0.85	to	2.50	15.82	to	13.96
12/31/2022	180,006	3.94	to	16.93	651,869	-	0.85	to	2.50	(17.63)	to	(18.96)
12/31/2021	184,789	4.78	to	20.90	815,131	0.10	0.85	to	2.50	16.00	to	14.14
12/31/2020	192,563	4.12	to	18.31	735,410	0.03	0.85	to	2.50	17.93	to	16.03
12/31/2019	471,958	3.50	to	15.78	1,600,951	-	0.85	to	2.50	35.18	to	33.00
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2023	5,105,337	2.28	to	1.54	9,660,945	2.28	1.05	to	2.95	5.94	to	3.99
12/31/2022	5,429,479	2.15	to	1.48	9,643,448	5.51	1.05	to	2.95	(16.23)	to	(17.78)
12/31/2021	5,864,348	2.56	to	1.80	12,486,252	2.46	1.05	to	2.95	4.80	to	2.87
12/31/2020	6,807,696	2.45	to	1.75	13,847,391	2.54	1.05	to	2.95	10.31	to	8.28
12/31/2019	6,947,217	2.22	to	1.61	12,862,402	2.70	1.05	to	2.95	12.72	to	10.64
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2023	7,631,531	1.92	to	1.15	13,949,410	1.93	0.85	to	2.50	5.93	to	4.23
12/31/2022	9,832,610	1.81	to	1.11	16,882,236	5.29	0.85	to	2.50	(16.32)	to	(17.66)
12/31/2021	11,621,815	2.16	to	1.34	23,899,316	2.16	0.85	to	2.50	4.74	to	3.05
12/31/2020	13,272,314	2.06	to	1.30	26,165,763	2.28	0.85	to	2.50	10.31	to	8.53
12/31/2019	15,482,854	1.87	to	1.20	27,673,263	2.34	0.85	to	2.50	12.59	to	10.78
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2023	2,377,051	4.13	to	1.84	7,334,962	1.69	1.05	to	2.95	19.09	to	16.90
12/31/2022	2,782,552	3.47	to	1.58	7,325,453	6.03	1.05	to	2.95	(23.37)	to	(24.78)
12/31/2021	3,416,858	4.53	to	2.10	12,101,852	1.66	1.05	to	2.95	18.40	to	16.21
12/31/2020	4,036,798	3.82	to	1.80	12,013,012	1.70	1.05	to	2.95	23.44	to	21.17
12/31/2019	4,270,310	3.10	to	1.49	10,365,751	1.72	1.05	to	2.95	24.74	to	22.44

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Growth Service Class
12/31/2023	2,649,762	$3.22	to	$2.11	$8,125,097	1.44%	0.85%	to	2.50%	19.00%	to	17.09%
12/31/2022	2,999,145	2.71	to	1.80	7,826,570	5.64	0.85	to	2.50	(23.39)	to	(24.62)
12/31/2021	3,369,736	3.53	to	2.39	11,636,639	1.52	0.85	to	2.50	18.34	to	16.44
12/31/2020	3,749,342	2.99	to	2.05	11,212,097	1.46	0.85	to	2.50	23.31	to	21.33
12/31/2019	4,026,466	2.42	to	1.69	9,889,068	1.38	0.85	to	2.50	24.80	to	22.79
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2023	7,603,630	2.75	to	1.84	16,594,046	2.08	1.05	to	2.95	7.97	to	5.99
12/31/2022	8,422,527	2.54	to	1.73	17,163,301	5.23	1.05	to	2.95	(16.95)	to	(18.48)
12/31/2021	9,844,167	3.06	to	2.12	24,327,651	1.85	1.05	to	2.95	8.05	to	6.05
12/31/2020	11,836,483	2.83	to	2.00	27,296,763	2.20	1.05	to	2.95	11.43	to	9.38
12/31/2019	12,507,796	2.54	to	1.83	26,236,573	2.16	1.05	to	2.95	15.21	to	13.08
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2023	16,394,992	2.27	to	1.72	36,159,275	1.83	0.85	to	2.50	7.94	to	6.21
12/31/2022	19,380,636	2.10	to	1.62	39,737,043	5.03	0.85	to	2.50	(16.96)	to	(18.29)
12/31/2021	22,462,423	2.53	to	1.98	55,668,430	1.67	0.85	to	2.50	8.01	to	6.28
12/31/2020	25,442,403	2.34	to	1.86	58,757,689	1.96	0.85	to	2.50	11.33	to	9.54
12/31/2019	29,328,883	2.10	to	1.70	60,943,292	1.94	0.85	to	2.50	15.20	to	13.34
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2023	10,102,270	3.28	to	1.47	25,888,100	1.96	1.05	to	2.95	11.05	to	9.01
12/31/2022	11,063,497	2.96	to	1.35	25,695,784	5.27	1.05	to	2.95	(18.21)	to	(19.72)
12/31/2021	12,277,126	3.61	to	1.68	34,803,614	2.19	1.05	to	2.95	12.76	to	10.68
12/31/2020	13,791,218	3.20	to	1.52	34,859,225	2.06	1.05	to	2.95	13.87	to	11.77
12/31/2019	14,440,197	2.81	to	1.36	32,478,136	2.17	1.05	to	2.95	18.76	to	16.57
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2023	33,721,222	2.65	to	2.12	82,272,943	1.71	0.85	to	2.50	10.99	to	9.21
12/31/2022	39,911,176	2.39	to	1.94	87,877,402	5.06	0.85	to	2.50	(18.22)	to	(19.54)
12/31/2021	45,559,961	2.92	to	2.41	122,884,732	1.93	0.85	to	2.50	12.75	to	10.93
12/31/2020	53,258,158	2.59	to	2.17	128,439,957	1.78	0.85	to	2.50	13.70	to	11.87
12/31/2019	62,555,379	2.28	to	1.94	132,966,729	1.93	0.85	to	2.50	18.78	to	16.87
TA JPMorgan Enhanced Index Initial Class
12/31/2023	1,083,837	3.35	to	4.09	3,456,144	0.79	1.15	to	2.95	26.22	to	24.02
12/31/2022	1,301,177	2.65	to	3.30	3,312,836	0.64	1.15	to	2.95	(19.28)	to	(20.69)
12/31/2021	1,629,490	3.28	to	4.16	5,171,395	0.79	1.15	to	2.95	28.64	to	26.39
12/31/2020	2,180,487	2.55	to	3.29	5,398,234	1.49	1.15	to	2.95	18.80	to	16.72
12/31/2019	2,469,694	2.15	to	2.82	5,144,476	1.19	1.15	to	2.95	29.55	to	27.28
TA JPMorgan Enhanced Index Service Class
12/31/2023	192,663	4.97	to	19.85	925,230	0.63	0.85	to	2.50	26.32	to	24.29
12/31/2022	147,854	3.93	to	15.97	569,242	0.40	0.85	to	2.50	(19.23)	to	(20.53)
12/31/2021	164,878	4.87	to	20.10	786,561	0.57	0.85	to	2.50	28.69	to	26.62
12/31/2020	188,297	3.78	to	15.87	693,407	1.17	0.85	to	2.50	18.85	to	16.94
12/31/2019	593,422	3.18	to	13.57	1,789,154	0.66	0.85	to	2.50	29.59	to	27.50
TA JPMorgan International Moderate Growth Initial Class
12/31/2023	237,093	1.45	to	11.99	325,972	1.63	1.05	to	2.65	8.03	to	6.35
12/31/2022	245,476	1.34	to	11.27	313,179	5.30	1.05	to	2.65	(18.14)	to	(19.41)
12/31/2021	234,770	1.64	to	13.99	367,266	1.52	1.05	to	2.65	8.12	to	6.43
12/31/2020	240,972	1.51	to	13.14	349,572	2.75	1.05	to	2.65	13.70	to	11.93
12/31/2019	248,315	1.33	to	11.74	317,630	2.17	1.05	to	2.65	16.55	to	14.73
TA JPMorgan International Moderate Growth Service Class
12/31/2023	4,073,864	1.43	to	1.23	5,635,339	1.32	0.85	to	2.50	7.79	to	6.05
12/31/2022	4,767,937	1.33	to	1.16	6,130,222	4.71	0.85	to	2.50	(18.12)	to	(19.43)
12/31/2021	5,567,250	1.62	to	1.44	8,726,526	1.28	0.85	to	2.50	8.09	to	6.35
12/31/2020	6,110,708	1.50	to	1.35	8,884,904	2.44	0.85	to	2.50	13.58	to	11.75
12/31/2019	7,228,016	1.32	to	1.21	9,279,976	2.03	0.85	to	2.50	16.62	to	14.74

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Mid Cap Value Initial Class
12/31/2023	349,968	$5.64	to	$2.39	$ 1,385,747	1.49%	1.05%	to	2.70%	9.66%	to	7.90%
12/31/2022	378,303	5.14	to	2.21	1,369,744	0.83	1.05	to	2.70	(9.18)	to	(10.64)
12/31/2021	407,202	5.66	to	2.48	1,633,164	0.77	1.05	to	2.70	27.85	to	25.80
12/31/2020	438,834	4.43	to	1.97	1,382,563	1.26	1.05	to	2.70	0.30	to	(1.32)
12/31/2019	446,755	4.42	to	1.99	1,421,294	1.36	1.05	to	2.70	24.90	to	22.89
TA JPMorgan Tactical Allocation Initial Class
12/31/2023	287,497	1.92	to	1.12	512,676	1.93	1.05	to	2.50	7.77	to	6.25
12/31/2022	317,535	1.78	to	1.05	527,290	1.95	1.05	to	2.50	(15.69)	to	(16.88)
12/31/2021	358,972	2.11	to	1.26	709,200	1.73	1.05	to	2.50	3.82	to	2.35
12/31/2020	469,672	2.03	to	1.23	903,590	2.36	1.05	to	2.50	11.20	to	9.62
12/31/2019	543,353	1.83	to	1.13	933,511	2.39	1.05	to	2.50	11.01	to	9.44
TA JPMorgan Tactical Allocation Service Class
12/31/2023	336,997	1.82	to	1.18	536,404	1.56	1.05	to	2.50	7.44	to	5.92
12/31/2022	406,923	1.70	to	1.12	604,675	1.53	1.05	to	2.50	(15.91)	to	(17.10)
12/31/2021	488,264	2.02	to	1.35	859,624	1.53	1.05	to	2.50	3.55	to	2.08
12/31/2020	513,108	1.95	to	1.32	873,276	1.98	1.05	to	2.50	10.94	to	9.37
12/31/2019	605,201	1.76	to	1.21	931,787	2.08	1.05	to	2.50	10.75	to	9.18
TA Multi-Managed Balanced Initial Class
12/31/2023	786,479	4.22	to	2.70	2,751,817	1.56	1.05	to	2.95	17.50	to	15.34
12/31/2022	888,148	3.59	to	2.34	2,663,699	1.15	1.05	to	2.95	(17.15)	to	(18.68)
12/31/2021	1,036,161	4.34	to	2.88	3,773,835	1.18	1.05	to	2.95	15.82	to	13.69
12/31/2020	1,272,636	3.74	to	2.53	4,018,870	1.57	1.05	to	2.95	14.69	to	12.58
12/31/2019	1,413,945	3.26	to	2.25	3,914,380	1.63	1.05	to	2.95	20.50	to	18.28
TA Multi-Managed Balanced Service Class
12/31/2023	5,782,028	3.81	to	14.85	18,552,729	1.34	0.85	to	2.50	17.44	to	15.56
12/31/2022	6,203,346	3.24	to	12.85	17,073,179	0.90	0.85	to	2.50	(17.19)	to	(18.52)
12/31/2021	7,514,542	3.92	to	15.78	24,977,434	0.95	0.85	to	2.50	15.81	to	13.94
12/31/2020	8,352,287	3.38	to	13.85	23,985,334	1.40	0.85	to	2.50	14.63	to	12.78
12/31/2019	9,049,848	2.95	to	12.28	22,841,793	1.43	0.85	to	2.50	20.47	to	18.53
TA Small/Mid Cap Value Initial Class
12/31/2023	371,799	2.36	to	14.15	3,478,477	1.05	1.05	to	2.95	11.23	to	9.19
12/31/2022	384,091	2.12	to	12.96	3,323,511	0.60	1.05	to	2.95	(9.26)	to	(10.93)
12/31/2021	410,597	2.34	to	14.55	3,921,327	0.65	1.05	to	2.95	26.79	to	24.46
12/31/2020	486,711	1.84	to	11.69	3,610,841	1.18	1.05	to	2.95	2.96	to	1.06
12/31/2019	524,535	1.79	to	11.56	3,885,803	0.97	1.05	to	2.95	23.98	to	21.69
TA T. Rowe Price Small Cap Initial Class
12/31/2023	512,843	7.20	to	4.07	2,158,825	-	1.05	to	2.95	19.94	to	17.74
12/31/2022	639,702	6.00	to	3.46	2,201,377	-	1.05	to	2.95	(23.19)	to	(24.61)
12/31/2021	721,502	7.81	to	4.58	3,207,903	-	1.05	to	2.95	10.22	to	8.18
12/31/2020	850,637	7.09	to	4.24	3,407,378	-	1.05	to	2.95	22.28	to	20.02
12/31/2019	961,050	5.80	to	3.53	3,155,981	-	1.05	to	2.95	31.39	to	28.97
TA T. Rowe Price Small Cap Service Class
12/31/2023	146,785	5.19	to	15.94	701,569	-	0.85	to	2.50	19.86	to	17.94
12/31/2022	141,468	4.33	to	13.52	559,280	-	0.85	to	2.50	(23.25)	to	(24.48)
12/31/2021	107,306	5.64	to	17.90	535,984	-	0.85	to	2.50	10.15	to	8.37
12/31/2020	161,547	5.12	to	16.52	758,505	-	0.85	to	2.50	22.26	to	20.30
12/31/2019	238,988	4.19	to	13.73	944,661	-	0.85	to	2.50	31.27	to	29.16
TA TS&W International Equity Initial Class
12/31/2023	542,519	1.41	to	1.76	764,305	1.12	1.70	to	2.95	13.55	to	12.18
12/31/2022	561,963	1.24	to	1.57	687,436	3.49	1.70	to	2.95	(15.83)	to	(16.85)
12/31/2021	629,700	1.47	to	1.89	919,239	1.89	1.70	to	2.95	11.52	to	10.16
12/31/2020	887,069	1.32	to	1.71	1,158,598	3.16	1.70	to	2.95	4.76	to	3.49
12/31/2019	919,640	1.26	to	1.66	1,148,304	1.40	1.70	to	2.95	19.04	to	17.59

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA TS&W International Equity Service Class
12/31/2023	236,034	$2.28	to	$12.26	$480,592	0.79%	0.85%	to	2.50%	14.29%	to	12.46%
12/31/2022	224,308	2.00	to	10.91	400,652	3.07	0.85	to	2.50	(15.35)	to	(16.71)
12/31/2021	247,965	2.36	to	13.09	527,518	1.74	0.85	to	2.50	12.25	to	10.44
12/31/2020	305,370	2.10	to	11.86	558,757	2.97	0.85	to	2.50	5.31	to	3.61
12/31/2019	316,537	2.00	to	11.44	553,186	1.16	0.85	to	2.50	19.72	to	17.79
TA WMC US Growth Initial Class
12/31/2023	12,926,340	7.15	to	3.23	41,990,922	0.04	1.05	to	2.95	40.61	to	38.03
12/31/2022	10,962,324	5.08	to	2.34	25,945,070	-	1.05	to	2.95	(32.06)	to	(33.31)
12/31/2021	12,073,568	7.48	to	3.51	41,899,264	0.08	1.05	to	2.95	19.41	to	17.21
12/31/2020	13,405,769	6.26	to	2.99	38,970,387	0.11	1.05	to	2.95	35.87	to	33.37
12/31/2019	14,861,953	4.61	to	2.24	31,892,138	0.13	1.05	to	2.95	38.59	to	36.03
TA WMC US Growth Service Class
12/31/2023	1,101,171	5.65	to	23.81	5,968,391	-	0.85	to	2.50	40.53	to	38.28
12/31/2022	1,084,682	4.02	to	17.22	4,228,617	-	0.85	to	2.50	(32.09)	to	(33.18)
12/31/2021	1,149,548	5.92	to	25.77	6,666,775	-	0.85	to	2.50	19.36	to	17.44
12/31/2020	1,504,829	4.96	to	21.94	7,069,232	-	0.85	to	2.50	35.78	to	33.60
12/31/2019	1,609,686	3.65	to	16.42	5,630,054	-	0.85	to	2.50	38.50	to	36.27
Wanger Acorn
12/31/2023	261,132	5.38	to	13.99	996,623	-	1.05	to	2.50	20.47	to	18.78
12/31/2022	344,887	4.47	to	11.78	1,090,331	-	1.05	to	2.50	(34.15)	to	(35.09)
12/31/2021	364,302	6.78	to	18.15	1,753,789	0.70	1.05	to	2.50	7.77	to	6.24
12/31/2020	431,564	6.29	to	17.08	1,931,056	-	1.05	to	2.50	22.94	to	21.20
12/31/2019	508,812	5.12	to	14.09	1,850,801	0.26	1.05	to	2.50	29.74	to	27.91

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% to .40% of the daily net assets value of each subaccount for administrative expenses. TLIC may also deduct an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from .70% to 3.70% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.